FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
American Funds - International Class 2 Shares (1)	TA International Focus Initial Class (1)
American Funds - International Class 4 Shares (1)	TA International Focus Service Class (1)
American Funds - New World Class 4 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

DFA VA International Value (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Technology Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Income Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Mutual Shares Class 2 Shares (1)	TA S&P 500 Index Initial Class (3)
Franklin Templeton Foreign Class 2 Shares (1)	TA S&P 500 Index Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
LVIP JPMorgan Core Bond Standard Shares (2)	TA TS&W International Equity Initial Class (1)
LVIP JPMorgan Mid Cap Value Standard Shares (2)	TA TS&W International Equity Service Class (1)
LVIP JPMorgan Small Cap Core Standard Shares (2)	TA WMC US Growth Initial Class (1)

LVIP JPMorgan U.S. Equity Standard Shares (2)	TA WMC US Growth Service Class (1)
MFS® New Discovery Service Class (1)	Vanguard® Balanced (1)
MFS® Total Return Service Class (1)	Vanguard® Capital Growth (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Conservative Allocation (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Initial Class (1)	Vanguard® Equity Income (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Growth (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® International (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Moderate Allocation (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Money Market (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Service Class (1)	Wanger International (1)
TA BlackRock iShares Edge 50 Service Class (1)

(1)   Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

(3)   Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	431,778.367	$4,249,432	$3,726,247	$6	$3,726,253	860,435	$2.110080	$16.852742
AB Large Cap Growth Class B Shares	3,932.386	228,137	263,313	(9)	263,304	47,945	3.977993	27.317453
AB Relative Value Class B Shares	1,057,437.304	31,907,485	30,433,046	57	30,433,103	2,685,372	2.662538	27.092985
American Funds - Asset Allocation Class 2 Shares	1,942,648.816	44,847,741	45,710,527	(76)	45,710,451	5,874,465	2.433263	21.254108
American Funds - Asset Allocation Class 4 Shares	194,880.762	4,460,498	4,548,517	1	4,548,518	354,776	12.461898	13.311313
American Funds - Growth Class 2 Shares	800,903.198	71,605,727	78,648,694	(29)	78,648,665	2,956,979	4.892895	42.658929
American Funds - Growth Class 4 Shares	205,018.086	18,490,744	19,620,231	-	19,620,231	1,161,072	16.465873	17.587939
American Funds - Growth-Income Class 2 Shares	582,565.315	29,191,910	33,963,558	60	33,963,618	1,992,599	3.567168	31.687907
American Funds - Growth-Income Class 4 Shares	119,093.662	6,429,650	6,828,831	(3)	6,828,828	440,404	15.093529	16.122162
American Funds - International Class 2 Shares	1,310,099.720	25,319,071	22,808,836	(85)	22,808,751	4,620,914	1.327919	14.846407
American Funds - International Class 4 Shares	150,347.324	2,743,271	2,575,450	(1)	2,575,449	214,244	11.654236	12.448909
American Funds - New World Class 4 Shares	37,647.917	1,002,436	939,316	-	939,316	72,660	12.544628	13.399841
American Funds - The Bond Fund of America Class 2 Shares	2,092,447.558	21,998,396	19,669,007	(64)	19,668,943	4,423,664	1.040702	11.103262
American Funds - The Bond Fund of America Class 4 Shares	450,698.518	4,316,447	4,214,031	-	4,214,031	463,343	8.819402	9.420906
DFA VA Equity Allocation	-	-	-	-	-	-	14.256504	14.371688
DFA VA Global Bond	22,711.208	234,435	220,526	-	220,526	23,806	8.975113	9.782097
DFA VA Global Moderate Allocation	-	-	-	-	-	-	12.778486	12.881746
DFA VA International Small	-	-	-	-	-	-	11.727949	11.822726
DFA VA International Value	-	-	-	-	-	-	12.997417	13.102434
DFA VA Short-Term Fixed	-	-	-	-	-	-	10.223773	10.306491
DFA VA U.S. Large Value	-	-	-	-	-	-	13.009544	13.114689
DFA VA U.S. Targeted Value	-	-	-	-	-	-	16.377581	16.509872
Fidelity® VIP Balanced Service Class 2	1,750,190.599	34,692,777	37,699,106	99	37,699,205	4,617,010	2.478040	24.915907
Fidelity® VIP Consumer Staples Initial Class	33,027.213	640,572	640,728	1	640,729	47,083	13.196877	14.096213
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	32.562879	33.800843
Fidelity® VIP Contrafund® Service Class 2	1,483,014.874	60,982,961	69,449,587	85	69,449,672	4,271,528	3.332690	33.166784
Fidelity® VIP Energy Service Class 2	78,729.724	1,922,524	1,935,964	-	1,935,964	73,201	25.676282	27.424583
Fidelity® VIP Equity-Income Service Class 2	18,214.914	395,020	435,519	(10)	435,509	146,442	2.411359	16.472590
Fidelity® VIP Growth Service Class 2	10,390.540	749,968	934,317	40	934,357	180,484	4.153860	29.399386
Fidelity® VIP Growth Opportunities Service Class 2	75.526	2,744	4,380	22	4,402	975	4.358807	5.965414
Fidelity® VIP Health Care Service Class 2	64,690.400	2,135,043	2,196,886	(1)	2,196,885	190,312	11.226340	11.991896
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	24.545466	25.478836
Fidelity® VIP Mid Cap Service Class 2	799,093.792	26,836,630	27,720,564	5	27,720,569	1,907,047	2.704884	24.998404
Fidelity® VIP Technology Initial Class	372,377.188	10,720,053	11,957,032	-	11,957,032	608,719	19.191988	20.499530
Fidelity® VIP Utilities Initial Class	33,204.633	676,195	671,730	-	671,730	50,198	13.011026	13.897945
Fidelity® VIP Value Strategies Initial Class	747.791	9,839	12,376	-	12,376	456	26.150595	27.144957
Fidelity® VIP Value Strategies Service Class 2	680,863.991	10,379,446	11,404,472	(27)	11,404,445	830,022	3.027855	26.625203
Franklin Allocation Class 4 Shares	231,189.116	1,260,136	1,179,064	(14)	1,179,050	480,475	2.290770	13.050727
Franklin Income Class 2 Shares	86,944.443	1,290,920	1,234,611	(2)	1,234,609	678,872	1.634398	13.466560
Franklin Mutual Shares Class 2 Shares	18,807.377	321,778	288,317	13	288,330	165,644	1.529624	13.049913
Franklin Templeton Foreign Class 2 Shares	46,644.099	638,006	664,212	(4)	664,208	590,345	1.022309	11.688819
Invesco V.I. American Franchise Series II Shares	2,690.718	142,827	143,173	11	143,184	43,068	3.006592	23.034725
Janus Henderson - Enterprise Service Shares	2,749.306	184,343	187,970	10	187,980	29,911	2.519268	21.118645

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Global Research Service Shares	4,236.992	$169,708	$250,067	$(19)	$250,048	101,935	$1.685579	$19.727598
Janus Henderson - Mid Cap Value Service Shares	152.938	2,322	2,557	(1)	2,556	763	3.237266	3.477813
LVIP JPMorgan Core Bond Standard Shares	26,768.084	264,031	264,335	-	264,335	208,130	1.166253	9.334899
LVIP JPMorgan Mid Cap Value Standard Shares	22,589.116	210,770	229,799	-	229,799	47,875	4.352674	14.004388
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-	4.117615	13.208817
LVIP JPMorgan U.S. Equity Standard Shares	4,888.702	165,025	183,942	-	183,942	28,360	5.925347	20.997929
MFS® New Discovery Service Class	93,412.567	1,372,592	943,467	(18)	943,449	222,420	3.591559	18.788057
MFS® Total Return Service Class	29,455.566	659,462	668,052	(16)	668,036	283,851	1.944579	14.330566
State Street Total Return V.I.S. Class 3 Shares	293,104.963	4,418,205	4,320,367	6	4,320,373	911,671	1.602107	16.164926
TA 60/40 Allocation Service Class	887,175.458	10,805,559	11,276,000	2	11,276,002	823,907	13.179406	14.594290
TA Aegon Bond Initial Class	19,219.136	219,774	186,041	4	186,045	116,664	1.252863	1.646744
TA Aegon Bond Service Class	4,646,144.594	52,135,247	44,556,527	(113)	44,556,414	13,977,065	1.029756	10.732824
TA Aegon Core Bond Service Class	2,412,103.300	33,048,041	28,704,029	(50)	28,703,979	6,324,440	0.992299	11.026639
TA Aegon High Yield Bond Initial Class	10,332.708	76,690	70,676	1	70,677	24,272	1.702392	14.639924
TA Aegon High Yield Bond Service Class	952,230.001	7,074,678	6,656,088	(1)	6,656,087	1,112,801	1.815380	14.263697
TA Aegon Sustainable Equity Income Initial Class	133,604.319	2,329,692	2,439,615	28	2,439,643	803,482	1.681337	18.922691
TA Aegon Sustainable Equity Income Service Class	733,311.655	13,624,226	13,426,936	16	13,426,952	1,932,898	1.697619	18.422818
TA Aegon U.S. Government Securities Initial Class	15,720.779	172,017	143,374	(5)	143,369	75,855	1.043225	1.890055
TA Aegon U.S. Government Securities Service Class	3,309,369.130	32,780,196	31,339,726	(38)	31,339,688	7,722,277	1.009906	10.120997
TA American Funds Managed Risk - Balanced Service Class	6,272,677.837	69,837,132	67,431,287	(80)	67,431,207	5,036,259	12.257401	14.690406
TA BlackRock Government Money Market Initial Class	175,082.430	175,082	175,082	(9)	175,073	131,173	0.768317	1.334683
TA BlackRock Government Money Market Service Class	35,009,111.288	35,009,110	35,009,111	(778)	35,008,333	8,205,812	0.753472	10.587191
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,651,618.158	16,490,876	14,798,499	3	14,798,502	3,994,134	1.070612	13.116785
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	7,125,786.055	75,219,231	70,117,735	134	70,117,869	13,765,184	1.135950	13.368993
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,060,326.509	32,342,111	31,490,760	85	31,490,845	7,243,993	1.077978	13.237903
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	5,182,426.154	60,385,001	54,519,123	98	54,519,221	9,648,025	1.086129	13.568802
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	2,772,921.774	33,840,610	32,332,268	(187)	32,332,081	4,962,240	1.276368	14.995669
TA BlackRock iShares Edge 100 Service Class	380,990.072	5,180,534	5,070,978	6	5,070,984	288,766	15.254387	18.966529
TA BlackRock iShares Edge 40 Initial Class	6,997.510	61,249	60,458	2	60,460	30,592	1.566722	2.061907
TA BlackRock iShares Edge 40 Service Class	2,336,739.761	21,944,352	20,025,860	(34)	20,025,826	3,651,739	1.191464	13.841157
TA BlackRock iShares Edge 50 Service Class	2,920,114.772	37,011,214	37,056,256	2	37,056,258	2,817,659	11.910719	14.280438
TA BlackRock iShares Edge 75 Service Class	1,241,974.833	17,260,816	17,151,672	25	17,151,697	1,133,895	13.551528	16.421787
TA BlackRock Real Estate Securities Initial Class	1,021.436	11,363	9,928	(4)	9,924	3,309	1.627418	12.895469
TA BlackRock Real Estate Securities Service Class	434,718.746	4,876,463	4,542,811	(16)	4,542,795	888,863	1.273897	12.573244
TA BlackRock Tactical Allocation Service Class	4,836,406.674	72,432,162	65,001,306	138	65,001,444	13,012,429	1.416949	16.692741
TA Goldman Sachs 70/30 Service Class	63,189.427	776,449	758,273	-	758,273	57,148	12.852365	13.728335

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	24,708,544.637	$288,444,835	$281,183,238	$(74)	$281,183,164	54,304,525	$1.184796	$15.144064
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,599,531.604	43,687,452	40,530,726	(133)	40,530,593	11,050,944	1.139297	13.760012
TA Goldman Sachs Managed Risk - Growth ETF Service Class	20,361,842.687	205,155,710	210,948,690	(51)	210,948,639	45,438,578	1.539621	17.701047
TA Great Lakes Advisors Large Cap Value Service Class	376,536.336	4,209,906	4,574,916	3	4,574,919	341,000	12.810127	14.185512
TA International Focus Initial Class	10,722.884	92,873	92,967	(5)	92,962	33,484	1.893822	16.374728
TA International Focus Service Class	808,018.764	6,662,414	6,835,839	(57)	6,835,782	901,394	1.518015	15.963993
TA Janus Balanced Service Class	5,682,331.304	91,089,802	90,462,714	(173)	90,462,541	9,355,542	1.867652	21.673820
TA Janus Mid-Cap Growth Initial Class	888.566	28,871	27,128	1	27,129	4,408	2.760617	26.224668
TA Janus Mid-Cap Growth Service Class	602,322.775	20,303,362	16,726,503	22	16,726,525	1,264,759	3.003543	25.551485
TA JPMorgan Asset Allocation - Conservative Initial Class	2,710.125	28,009	23,361	-	23,361	11,768	1.643135	2.135068
TA JPMorgan Asset Allocation - Conservative Service Class	4,787,115.539	47,742,990	40,642,611	(152)	40,642,459	10,524,005	1.310163	13.838854
TA JPMorgan Asset Allocation - Growth Initial Class	13,932.156	143,750	144,337	2	144,339	45,150	2.760076	3.769034
TA JPMorgan Asset Allocation - Growth Service Class	1,387,838.177	15,403,389	14,142,071	2	14,142,073	1,493,338	2.054883	23.038907
TA JPMorgan Asset Allocation - Moderate Initial Class	17,731.312	198,223	181,746	2	181,748	78,603	1.940161	2.555128
TA JPMorgan Asset Allocation - Moderate Service Class	24,742,539.447	279,096,967	248,909,947	82	248,910,029	46,934,616	1.573823	15.685581
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,311.153	12,752	13,216	(3)	13,213	4,957	2.270351	3.035678
TA JPMorgan Asset Allocation - Moderate Growth Service Class	13,713,105.241	156,572,500	135,211,218	(34)	135,211,184	24,853,619	1.558018	18.355766
TA JPMorgan Enhanced Index Initial Class	34,409.363	691,236	822,728	1	822,729	135,573	3.661795	34.991739
TA JPMorgan Enhanced Index Service Class	610,584.074	13,834,626	14,507,478	21	14,507,499	655,542	3.613297	34.112447
TA JPMorgan International Moderate Growth Service Class	3,160,579.899	30,700,709	28,603,248	133	28,603,381	8,414,982	1.183219	14.353042
TA JPMorgan Mid Cap Value Service Class	998,454.832	15,235,048	14,048,259	(24)	14,048,235	973,435	2.940851	24.024372
TA JPMorgan Tactical Allocation Service Class	4,750,717.729	72,317,114	62,614,460	(24)	62,614,436	10,548,898	1.249342	13.860218
TA Madison Diversified Income Service Class	514,841.626	6,638,679	5,652,961	8	5,652,969	453,980	1.435001	14.912392
TA Market Participation Strategy Service Class	2,208,148.316	24,959,213	22,081,483	20	22,081,503	3,140,821	1.654339	19.294440
TA Morgan Stanley Global Allocation Service Class	3,749,989.482	52,525,657	47,699,866	184	47,700,050	10,803,784	1.563930	16.281555
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,895,450.386	16,259,970	12,358,337	25	12,358,362	1,164,747	9.945970	11.661376
TA MSCI EAFE Index Service Class	650,380.730	7,344,541	8,162,278	1	8,162,279	642,444	11.691179	13.599283
TA Multi-Managed Balanced Initial Class	2,960.813	41,405	45,508	(14)	45,494	12,065	3.160698	3.901499
TA Multi-Managed Balanced Service Class	6,689,286.175	98,959,611	99,670,364	7	99,670,371	8,481,539	2.499554	22.435006
TA PIMCO Tactical - Balanced Service Class	2,301,698.192	25,767,299	22,004,235	(32)	22,004,203	4,845,464	1.105222	14.548618
TA PIMCO Tactical - Conservative Service Class	1,200,304.518	13,497,122	11,402,893	(39)	11,402,854	2,381,413	1.083935	13.917789
TA PIMCO Tactical - Growth Service Class	2,853,760.378	31,451,528	27,396,100	(38)	27,396,062	3,527,916	1.241876	16.331736
TA PineBridge Inflation Opportunities Service Class	1,163,114.166	12,166,178	11,514,830	44	11,514,874	3,987,023	0.988626	11.078227
TA ProFunds UltraBear Service Class (OAM)	87,226.771	1,045,100	722,238	697	722,935	134,587,131	0.005013	0.922919
TA S&P 500 Index Initial Class	-	-	-	-	-	-	11.754119	11.793383
TA S&P 500 Index Service Class	4,633,670.744	78,511,437	92,673,415	46	92,673,461	4,649,415	18.331511	21.322298
TA Small/Mid Cap Value Initial Class	171,793.647	3,280,399	3,257,208	9	3,257,217	226,833	2.989316	25.625611
TA Small/Mid Cap Value Service Class	818,783.585	14,465,418	14,860,922	50	14,860,972	1,351,888	2.998762	24.967326
TA T. Rowe Price Small Cap Initial Class	11,415.019	149,429	130,017	(5)	130,012	31,409	3.354463	29.413306
TA T. Rowe Price Small Cap Service Class	3,847,208.752	45,936,227	37,702,646	(63)	37,702,583	2,319,541	3.914266	28.651485

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA TS&W International Equity Initial Class	36,909.240	$451,296	$533,339	$14	$533,353	187,624	$1.852148	$15.803996
TA TS&W International Equity Service Class	476,205.697	6,647,125	6,814,504	(3)	6,814,501	711,906	1.228716	15.399228
TA WMC US Growth Initial Class	184,713.113	6,068,008	6,621,965	43	6,622,008	1,775,733	3.543565	41.229422
TA WMC US Growth Service Class	2,357,674.800	73,988,737	80,160,943	28	80,160,971	3,507,778	3.492773	40.153191
Vanguard® Balanced	130,754.856	3,056,991	3,045,281	(2)	3,045,279	251,492	11.736965	12.791982
Vanguard® Capital Growth	-	-	-	-	-	-	15.150315	15.272770
Vanguard® Conservative Allocation	17,365.960	454,288	424,424	(1)	424,423	39,921	10.310316	11.237319
Vanguard® Diversified Value	-	-	-	-	-	-	15.261503	15.384793
Vanguard® Equity Income	-	-	-	-	-	-	13.651698	13.762019
Vanguard® Equity Index	0.030	1	2	(2)	-	-	32.486445	34.464763
Vanguard® Global Bond Index	-	-	-	-	-	-	9.511841	9.588721
Vanguard® Growth	-	-	-	-	-	-	15.487862	15.613016
Vanguard® High Yield Bond	-	-	-	-	-	-	10.880760	10.968710
Vanguard® International	14,493.363	513,335	356,102	-	356,102	17,435	20.214406	21.445777
Vanguard® Mid-Cap Index	197,024.616	4,445,776	4,714,799	(1)	4,714,798	186,008	24.479952	27.337631
Vanguard® Moderate Allocation	67,025.330	1,941,622	1,951,107	-	1,951,107	171,677	11.070833	12.066049
Vanguard® Money Market	-	-	-	-	-	-	10.524469	10.609631
Vanguard® Real Estate Index	6,270.369	68,821	74,743	-	74,743	4,476	16.149377	17.133292
Vanguard® Short-Term Investment Grade	113,233.231	1,131,064	1,167,435	-	1,167,435	104,242	10.836430	11.496503
Vanguard® Total Bond Market Index	11,531.920	121,646	122,584	-	122,584	11,589	10.229841	10.853028
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	11.565263	11.658737
Vanguard® Total Stock Market Index	-	-	-	-	-	-	15.094109	15.216090
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	11.458777	12.522538
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	16.849452	18.137510
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.436687	12.310962
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	13.022910	14.018501
Wanger Acorn	-	-	-	-	-	-	22.672864	23.535052
Wanger International	-	-	-	-	-	-	14.367063	14.913446

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$3,726,253	$-	$3,726,253
AB Large Cap Growth Class B Shares	263,304	-	263,304
AB Relative Value Class B Shares	30,332,690	100,413	30,433,103
American Funds - Asset Allocation Class 2 Shares	45,710,451	-	45,710,451
American Funds - Asset Allocation Class 4 Shares	4,548,518	-	4,548,518
American Funds - Growth Class 2 Shares	78,648,665	-	78,648,665
American Funds - Growth Class 4 Shares	19,620,231	-	19,620,231
American Funds - Growth-Income Class 2 Shares	33,963,618	-	33,963,618
American Funds - Growth-Income Class 4 Shares	6,828,828	-	6,828,828
American Funds - International Class 2 Shares	22,772,299	36,452	22,808,751
American Funds - International Class 4 Shares	2,575,449	-	2,575,449
American Funds - New World Class 4 Shares	939,316	-	939,316
American Funds - The Bond Fund of America Class 2 Shares	19,668,943	-	19,668,943
American Funds - The Bond Fund of America Class 4 Shares	4,214,031	-	4,214,031
DFA VA Equity Allocation	-	-	-
DFA VA Global Bond	220,526	-	220,526
DFA VA Global Moderate Allocation	-	-	-
DFA VA International Small	-	-	-
DFA VA International Value	-	-	-
DFA VA Short-Term Fixed	-	-	-
DFA VA U.S. Large Value	-	-	-
DFA VA U.S. Targeted Value	-	-	-
Fidelity® VIP Balanced Service Class 2	37,699,205	-	37,699,205
Fidelity® VIP Consumer Staples Initial Class	640,729	-	640,729
Fidelity® VIP Contrafund® Initial Class	-	-	-
Fidelity® VIP Contrafund® Service Class 2	69,440,333	9,339	69,449,672
Fidelity® VIP Energy Service Class 2	1,935,964	-	1,935,964
Fidelity® VIP Equity-Income Service Class 2	435,509	-	435,509
Fidelity® VIP Growth Service Class 2	934,357	-	934,357
Fidelity® VIP Growth Opportunities Service Class 2	4,402	-	4,402
Fidelity® VIP Health Care Service Class 2	2,196,885	-	2,196,885
Fidelity® VIP Mid Cap Initial Class	-	-	-
Fidelity® VIP Mid Cap Service Class 2	27,720,569	-	27,720,569
Fidelity® VIP Technology Initial Class	11,957,032	-	11,957,032
Fidelity® VIP Utilities Initial Class	671,730	-	671,730
Fidelity® VIP Value Strategies Initial Class	12,376	-	12,376
Fidelity® VIP Value Strategies Service Class 2	11,404,445	-	11,404,445
Franklin Allocation Class 4 Shares	1,179,050	-	1,179,050
Franklin Income Class 2 Shares	1,234,609	-	1,234,609
Franklin Mutual Shares Class 2 Shares	288,330	-	288,330
Franklin Templeton Foreign Class 2 Shares	664,208	-	664,208

See accompanying notes.	6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. American Franchise Series II Shares	$143,184	$-	$143,184
Janus Henderson - Enterprise Service Shares	187,980	-	187,980
Janus Henderson - Global Research Service Shares	250,048	-	250,048
Janus Henderson - Mid Cap Value Service Shares	2,556	-	2,556
LVIP JPMorgan Core Bond Standard Shares	264,335	-	264,335
LVIP JPMorgan Mid Cap Value Standard Shares	229,799	-	229,799
LVIP JPMorgan Small Cap Core Standard Shares	-	-	-
LVIP JPMorgan U.S. Equity Standard Shares	183,942	-	183,942
MFS® New Discovery Service Class	943,449	-	943,449
MFS® Total Return Service Class	668,036	-	668,036
State Street Total Return V.I.S. Class 3 Shares	4,320,373	-	4,320,373
TA 60/40 Allocation Service Class	11,276,002	-	11,276,002
TA Aegon Bond Initial Class	172,916	13,129	186,045
TA Aegon Bond Service Class	44,529,794	26,620	44,556,414
TA Aegon Core Bond Service Class	28,667,077	36,902	28,703,979
TA Aegon High Yield Bond Initial Class	70,677	-	70,677
TA Aegon High Yield Bond Service Class	6,624,730	31,357	6,656,087
TA Aegon Sustainable Equity Income Initial Class	2,420,119	19,524	2,439,643
TA Aegon Sustainable Equity Income Service Class	13,420,645	6,307	13,426,952
TA Aegon U.S. Government Securities Initial Class	140,559	2,810	143,369
TA Aegon U.S. Government Securities Service Class	31,339,094	594	31,339,688
TA American Funds Managed Risk - Balanced Service Class	67,431,207	-	67,431,207
TA BlackRock Government Money Market Initial Class	126,583	48,490	175,073
TA BlackRock Government Money Market Service Class	34,988,330	20,003	35,008,333
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	14,798,502	-	14,798,502
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	70,083,148	34,721	70,117,869
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	31,490,845	-	31,490,845
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	54,428,840	90,381	54,519,221
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	32,328,368	3,713	32,332,081
TA BlackRock iShares Edge 100 Service Class	5,070,984	-	5,070,984
TA BlackRock iShares Edge 40 Initial Class	60,460	-	60,460
TA BlackRock iShares Edge 40 Service Class	20,025,826	-	20,025,826
TA BlackRock iShares Edge 50 Service Class	37,056,258	-	37,056,258
TA BlackRock iShares Edge 75 Service Class	17,151,697	-	17,151,697
TA BlackRock Real Estate Securities Initial Class	9,924	-	9,924
TA BlackRock Real Estate Securities Service Class	4,542,795	-	4,542,795
TA BlackRock Tactical Allocation Service Class	64,994,175	7,269	65,001,444
TA Goldman Sachs 70/30 Service Class	758,273	-	758,273
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	280,159,478	1,023,686	281,183,164
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	40,313,640	216,953	40,530,593
TA Goldman Sachs Managed Risk - Growth ETF Service Class	210,400,059	548,580	210,948,639

See accompanying notes.	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Great Lakes Advisors Large Cap Value Service Class	$4,574,919	$-	$4,574,919
TA International Focus Initial Class	92,962	-	92,962
TA International Focus Service Class	6,835,782	-	6,835,782
TA Janus Balanced Service Class	90,437,806	24,735	90,462,541
TA Janus Mid-Cap Growth Initial Class	27,129	-	27,129
TA Janus Mid-Cap Growth Service Class	16,720,112	6,413	16,726,525
TA JPMorgan Asset Allocation - Conservative Initial Class	23,361	-	23,361
TA JPMorgan Asset Allocation - Conservative Service Class	39,625,116	1,017,343	40,642,459
TA JPMorgan Asset Allocation - Growth Initial Class	144,339	-	144,339
TA JPMorgan Asset Allocation - Growth Service Class	14,142,073	-	14,142,073
TA JPMorgan Asset Allocation - Moderate Initial Class	181,748	-	181,748
TA JPMorgan Asset Allocation - Moderate Service Class	248,430,503	479,526	248,910,029
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	13,213	-	13,213
TA JPMorgan Asset Allocation - Moderate Growth Service Class	135,010,096	201,088	135,211,184
TA JPMorgan Enhanced Index Initial Class	812,002	10,727	822,729
TA JPMorgan Enhanced Index Service Class	14,507,499	-	14,507,499
TA JPMorgan International Moderate Growth Service Class	28,571,181	32,200	28,603,381
TA JPMorgan Mid Cap Value Service Class	14,048,235	-	14,048,235
TA JPMorgan Tactical Allocation Service Class	62,582,615	31,821	62,614,436
TA Madison Diversified Income Service Class	5,652,969	-	5,652,969
TA Market Participation Strategy Service Class	22,051,790	29,713	22,081,503
TA Morgan Stanley Global Allocation Service Class	47,100,035	600,015	47,700,050
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	12,358,362	-	12,358,362
TA MSCI EAFE Index Service Class	8,162,279	-	8,162,279
TA Multi-Managed Balanced Initial Class	45,494	-	45,494
TA Multi-Managed Balanced Service Class	99,600,540	69,831	99,670,371
TA PIMCO Tactical - Balanced Service Class	22,004,203	-	22,004,203
TA PIMCO Tactical - Conservative Service Class	11,402,854	-	11,402,854
TA PIMCO Tactical - Growth Service Class	27,388,857	7,205	27,396,062
TA PineBridge Inflation Opportunities Service Class	11,514,874	-	11,514,874
TA ProFunds UltraBear Service Class (OAM)	722,935	-	722,935
TA S&P 500 Index Initial Class	-	-	-
TA S&P 500 Index Service Class	92,673,461	-	92,673,461
TA Small/Mid Cap Value Initial Class	3,256,588	629	3,257,217
TA Small/Mid Cap Value Service Class	14,860,972	-	14,860,972
TA T. Rowe Price Small Cap Initial Class	130,012	-	130,012
TA T. Rowe Price Small Cap Service Class	37,695,653	6,930	37,702,583
TA TS&W International Equity Initial Class	529,888	3,465	533,353
TA TS&W International Equity Service Class	6,814,501	-	6,814,501
TA WMC US Growth Initial Class	6,583,379	38,629	6,622,008
TA WMC US Growth Service Class	80,010,217	150,754	80,160,971

See accompanying notes.	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Vanguard® Balanced	$3,045,279	$-	$3,045,279
Vanguard® Capital Growth	-	-	-
Vanguard® Conservative Allocation	424,423	-	424,423
Vanguard® Diversified Value	-	-	-
Vanguard® Equity Income	-	-	-
Vanguard® Equity Index	-	-	-
Vanguard® Global Bond Index	-	-	-
Vanguard® Growth	-	-	-
Vanguard® High Yield Bond	-	-	-
Vanguard® International	356,102	-	356,102
Vanguard® Mid-Cap Index	4,714,798	-	4,714,798
Vanguard® Moderate Allocation	1,951,107	-	1,951,107
Vanguard® Money Market	-	-	-
Vanguard® Real Estate Index	74,743	-	74,743
Vanguard® Short-Term Investment Grade	1,167,435	-	1,167,435
Vanguard® Total Bond Market Index	122,584	-	122,584
Vanguard® Total International Stock Market Index	-	-	-
Vanguard® Total Stock Market Index	-	-	-
Voya Global Perspectives Class S Shares	-	-	-
Voya Large Cap Value Class S Shares	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-
Wanger Acorn	-	-	-
Wanger International	-	-	-

See accompanying notes.	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Balanced Hedged Allocation Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$5,577,973	$384,520	$32,182,843	$64,268,866

Investment Income:
Reinvested Dividends	181,475	-	337,418	926,904
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,516	3,896	400,816	832,626

Net Investment Income (Loss)	95,959	(3,896)	(63,398)	94,278

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	591,194	36,230	4,999,528	5,391,936
Realized Gain (Loss) on Investments	(136,722)	10,309	760,509	904,498

Net Realized Capital Gains (Losses) on Investments	454,472	46,539	5,760,037	6,296,434
Net Change in Unrealized Appreciation (Depreciation)	(1,805,173)	(153,808)	(7,411,577)	(15,572,546)

Net Gain (Loss) on Investment	(1,350,701)	(107,269)	(1,651,540)	(9,276,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,742)	(111,165)	(1,714,938)	(9,181,834)

Increase (Decrease) in Net Assets from Contract Transactions	675,462	(24,202)	(802,068)	(9,506,722)

Total Increase (Decrease) in Net Assets	(579,280)	(135,367)	(2,517,006)	(18,688,556)

Net Assets as of December 31, 2022:	$4,998,693	$249,153	$29,665,837	$45,580,310

Investment Income:
Reinvested Dividends	44,177	-	381,104	972,726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,553	3,561	392,831	711,936

Net Investment Income (Loss)	(29,376)	(3,561)	(11,727)	260,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,121	19,174	2,407,286	1,739,100
Realized Gain (Loss) on Investments	(549,545)	15,300	(146,853)	21,628

Net Realized Capital Gains (Losses) on Investments	(296,424)	34,474	2,260,433	1,760,728
Net Change in Unrealized Appreciation (Depreciation)	694,211	43,464	677,579	3,230,704

Net Gain (Loss) on Investment	397,787	77,938	2,938,012	4,991,432

Net Increase (Decrease) in Net Assets Resulting from Operations	368,411	74,377	2,926,285	5,252,222

Increase (Decrease) in Net Assets from Contract Transactions	(1,640,851)	(60,226)	(2,159,019)	(5,122,081)

Total Increase (Decrease) in Net Assets	(1,272,440)	14,151	767,266	130,141

Net Assets as of December 31, 2023:	$3,726,253	$263,304	$30,433,103	$45,710,451

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Asset Allocation Class 4 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$656,896	$109,536,663	$6,816,978	$52,754,282

Investment Income:
Reinvested Dividends	49,971	255,899	7,419	519,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,251	1,324,830	93,768	676,940

Net Investment Income (Loss)	27,720	(1,068,931)	(86,349)	(157,143)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,134	11,609,621	953,634	4,132,519
Realized Gain (Loss) on Investments	(26,154)	1,948,324	(192,156)	812,345

Net Realized Capital Gains (Losses) on Investments	46,980	13,557,945	761,478	4,944,864
Net Change in Unrealized Appreciation (Depreciation)	(289,784)	(45,726,591)	(3,095,347)	(13,935,085)

Net Gain (Loss) on Investment	(242,804)	(32,168,646)	(2,333,869)	(8,990,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	(215,084)	(33,237,577)	(2,420,218)	(9,147,364)

Increase (Decrease) in Net Assets from Contract Transactions	2,997,948	(6,888,588)	2,776,714	(5,758,639)

Total Increase (Decrease) in Net Assets	2,782,864	(40,126,165)	356,496	(14,906,003)

Net Assets as of December 31, 2022:	$3,439,760	$69,410,498	$7,173,474	$37,848,279

Investment Income:
Reinvested Dividends	85,457	265,787	23,205	448,700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,526	1,236,926	181,844	575,735

Net Investment Income (Loss)	27,931	(971,139)	(158,639)	(127,035)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	157,523	4,382,340	699,384	2,027,835
Realized Gain (Loss) on Investments	(52,736)	2,832,838	(673,310)	1,307,548

Net Realized Capital Gains (Losses) on Investments	104,787	7,215,178	26,074	3,335,383
Net Change in Unrealized Appreciation (Depreciation)	364,952	16,899,568	4,019,020	4,500,935

Net Gain (Loss) on Investment	469,739	24,114,746	4,045,094	7,836,318

Net Increase (Decrease) in Net Assets Resulting from Operations	497,670	23,143,607	3,886,455	7,709,283

Increase (Decrease) in Net Assets from Contract Transactions	611,088	(13,905,440)	8,560,302	(11,593,944)

Total Increase (Decrease) in Net Assets	1,108,758	9,238,167	12,446,757	(3,884,661)

Net Assets as of December 31, 2023:	$4,548,518	$78,648,665	$19,620,231	$33,963,618

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Growth-Income Class 4 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount	American Funds - New World Class 4 Shares Subaccount

Net Assets as of December 31, 2021:	$1,520,514	$35,090,632	$1,129,244	$390,932

Investment Income:
Reinvested Dividends	22,333	481,430	18,664	6,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,082	454,165	14,015	7,222

Net Investment Income (Loss)	(2,749)	27,265	4,649	(1,133)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	188,420	3,948,353	164,158	49,131
Realized Gain (Loss) on Investments	(43,068)	(614,777)	(48,446)	(12,050)

Net Realized Capital Gains (Losses) on Investments	145,352	3,333,576	115,712	37,081
Net Change in Unrealized Appreciation (Depreciation)	(480,219)	(11,069,645)	(400,879)	(170,484)

Net Gain (Loss) on Investment	(334,867)	(7,736,069)	(285,167)	(133,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	(337,616)	(7,708,804)	(280,518)	(134,536)

Increase (Decrease) in Net Assets from Contract Transactions	912,418	(1,791,306)	325,308	275,121

Total Increase (Decrease) in Net Assets	574,802	(9,500,110)	44,790	140,585

Net Assets as of December 31, 2022:	$2,095,316	$25,590,522	$1,174,034	$531,517

Investment Income:
Reinvested Dividends	63,463	295,557	25,114	10,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,243	404,488	22,943	9,781

Net Investment Income (Loss)	8,220	(108,931)	2,171	664

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	146,397	-	-	-
Realized Gain (Loss) on Investments	(41,010)	(1,792,063)	(98,576)	(28,673)

Net Realized Capital Gains (Losses) on Investments	105,387	(1,792,063)	(98,576)	(28,673)
Net Change in Unrealized Appreciation (Depreciation)	794,174	5,091,035	305,394	123,098

Net Gain (Loss) on Investment	899,561	3,298,972	206,818	94,425

Net Increase (Decrease) in Net Assets Resulting from Operations	907,781	3,190,041	208,989	95,089

Increase (Decrease) in Net Assets from Contract Transactions	3,825,731	(5,971,812)	1,192,426	312,710

Total Increase (Decrease) in Net Assets	4,733,512	(2,781,771)	1,401,415	407,799

Net Assets as of December 31, 2023:	$6,828,828	$22,808,751	$2,575,449	$939,316

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - The Bond Fund of America Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 4 Shares Subaccount	DFA VA Equity Allocation Subaccount	DFA VA Global Bond Subaccount

Net Assets as of December 31, 2021:	$20,360,818	$1,113,226	$-	$149,936

Investment Income:
Reinvested Dividends	491,369	48,735	-	3,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	281,497	20,184	-	2,992

Net Investment Income (Loss)	209,872	28,551	-	79

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	200,390	17,628	-	-
Realized Gain (Loss) on Investments	(189,992)	(53,409)	-	(1,995)

Net Realized Capital Gains (Losses) on Investments	10,398	(35,781)	-	(1,995)
Net Change in Unrealized Appreciation (Depreciation)	(2,935,827)	(197,185)	-	(11,842)

Net Gain (Loss) on Investment	(2,925,429)	(232,966)	-	(13,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,715,557)	(204,415)	-	(13,758)

Increase (Decrease) in Net Assets from Contract Transactions	(1,916,391)	870,238	-	47,398

Total Increase (Decrease) in Net Assets	(4,631,948)	665,823	-	33,640

Net Assets as of December 31, 2022:	$15,728,870	$1,779,049	$-	$183,576

Investment Income:
Reinvested Dividends	673,914	127,606	-	8,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	291,217	36,572	-	3,317

Net Investment Income (Loss)	382,697	91,034	-	5,302

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(567,770)	(84,462)	-	(321)

Net Realized Capital Gains (Losses) on Investments	(567,770)	(84,462)	-	(321)
Net Change in Unrealized Appreciation (Depreciation)	790,023	121,449	-	1,316

Net Gain (Loss) on Investment	222,253	36,987	-	995

Net Increase (Decrease) in Net Assets Resulting from Operations	604,950	128,021	-	6,297

Increase (Decrease) in Net Assets from Contract Transactions	3,335,123	2,306,961	-	30,653

Total Increase (Decrease) in Net Assets	3,940,073	2,434,982	-	36,950

Net Assets as of December 31, 2023:	$19,668,943	$4,214,031	$-	$220,526

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA Global Moderate Allocation Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$-	$47,618,986	$138,124

Investment Income:
Reinvested Dividends	-	-	419,700	4,048
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	522,213	4,181

Net Investment Income (Loss)	-	-	(102,513)	(133)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,475,473	7,734
Realized Gain (Loss) on Investments	-	-	648,817	(7,827)

Net Realized Capital Gains (Losses) on Investments	-	-	3,124,290	(93)
Net Change in Unrealized Appreciation (Depreciation)	-	-	(12,039,843)	(7,992)

Net Gain (Loss) on Investment	-	-	(8,915,553)	(8,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(9,018,066)	(8,218)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2,210,357)	114,751

Total Increase (Decrease) in Net Assets	-	-	(11,228,423)	106,533

Net Assets as of December 31, 2022:	$-	$-	$36,390,563	$244,657

Investment Income:
Reinvested Dividends	-	-	568,759	11,567
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	497,265	9,067

Net Investment Income (Loss)	-	-	71,494	2,500

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,443,581	8,758
Realized Gain (Loss) on Investments	-	-	1,071,950	(4)

Net Realized Capital Gains (Losses) on Investments	-	-	2,515,531	8,754
Net Change in Unrealized Appreciation (Depreciation)	-	-	4,149,908	4,899

Net Gain (Loss) on Investment	-	-	6,665,439	13,653

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	6,736,933	16,153

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(5,428,291)	379,919

Total Increase (Decrease) in Net Assets	-	-	1,308,642	396,072

Net Assets as of December 31, 2023:	$-	$-	$37,699,205	$640,729

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$-	$92,076,436	$86,376	$487,336

Investment Income:
Reinvested Dividends	-	173,756	13,222	7,671
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	927,562	9,568	6,536

Net Investment Income (Loss)	-	(753,806)	3,654	1,135

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,327,297	-	15,351
Realized Gain (Loss) on Investments	-	2,303,369	20,350	3,571

Net Realized Capital Gains (Losses) on Investments	-	5,630,666	20,350	18,922
Net Change in Unrealized Appreciation (Depreciation)	-	(29,405,346)	72,239	(52,301)

Net Gain (Loss) on Investment	-	(23,774,680)	92,589	(33,379)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(24,528,486)	96,243	(32,244)

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,324,146)	837,100	(17,004)

Total Increase (Decrease) in Net Assets	-	(32,852,632)	933,343	(49,248)

Net Assets as of December 31, 2022:	$-	$59,223,804	$1,019,719	$438,088

Investment Income:
Reinvested Dividends	-	164,550	42,691	7,314
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	868,630	27,852	6,234

Net Investment Income (Loss)	-	(704,080)	14,839	1,080

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,355,778	-	12,551
Realized Gain (Loss) on Investments	-	3,080,292	43,717	7,326

Net Realized Capital Gains (Losses) on Investments	-	5,436,070	43,717	19,877
Net Change in Unrealized Appreciation (Depreciation)	-	12,653,434	(58,661)	15,133

Net Gain (Loss) on Investment	-	18,089,504	(14,944)	35,010

Net Increase (Decrease) in Net Assets Resulting from Operations	-	17,385,424	(105)	36,090

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,159,556)	916,350	(38,669)

Total Increase (Decrease) in Net Assets	-	10,225,868	916,245	(2,579)

Net Assets as of December 31, 2023:	$-	$69,449,672	$1,935,964	$435,509

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Health Care Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,025,804	$5,491	$509,544	$-

Investment Income:
Reinvested Dividends	2,895	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,767	53	6,914	-

Net Investment Income (Loss)	(8,872)	(53)	(6,914)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,306	747	28,271	-
Realized Gain (Loss) on Investments	17,539	215	(55,290)	-

Net Realized Capital Gains (Losses) on Investments	80,845	962	(27,019)	-
Net Change in Unrealized Appreciation (Depreciation)	(333,286)	(2,958)	(39,982)	-

Net Gain (Loss) on Investment	(252,441)	(1,996)	(67,001)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(261,313)	(2,049)	(73,915)	-

Increase (Decrease) in Net Assets from Contract Transactions	(28,090)	(242)	265,627	-

Total Increase (Decrease) in Net Assets	(289,403)	(2,291)	191,712	-

Net Assets as of December 31, 2022:	$736,401	$3,200	$701,256	$-

Investment Income:
Reinvested Dividends	31	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,731	52	20,401	-

Net Investment Income (Loss)	(11,700)	(52)	(20,401)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,365	-	-	-
Realized Gain (Loss) on Investments	25,898	103	(2,955)	-

Net Realized Capital Gains (Losses) on Investments	66,263	103	(2,955)	-
Net Change in Unrealized Appreciation (Depreciation)	187,356	1,269	83,951	-

Net Gain (Loss) on Investment	253,619	1,372	80,996	-

Net Increase (Decrease) in Net Assets Resulting from Operations	241,919	1,320	60,595	-

Increase (Decrease) in Net Assets from Contract Transactions	(43,963)	(118)	1,435,034	-

Total Increase (Decrease) in Net Assets	197,956	1,202	1,495,629	-

Net Assets as of December 31, 2023:	$934,357	$4,402	$2,196,885	$-

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount	Fidelity® VIP Utilities Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount

Net Assets as of December 31, 2021:	$36,126,112	$971,215	$133,925	$20,440

Investment Income:
Reinvested Dividends	72,440	-	3,984	139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	372,844	18,423	5,182	102

Net Investment Income (Loss)	(300,404)	(18,423)	(1,198)	37

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,932,632	72,813	370	629
Realized Gain (Loss) on Investments	299,663	(18,778)	17,380	751

Net Realized Capital Gains (Losses) on Investments	2,232,295	54,035	17,750	1,380
Net Change in Unrealized Appreciation (Depreciation)	(7,628,454)	(474,844)	(7,905)	(2,888)

Net Gain (Loss) on Investment	(5,396,159)	(420,809)	9,845	(1,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,696,563)	(439,232)	8,647	(1,471)

Increase (Decrease) in Net Assets from Contract Transactions	(4,795,547)	838,253	251,385	(6,876)

Total Increase (Decrease) in Net Assets	(10,492,110)	399,021	260,032	(8,347)

Net Assets as of December 31, 2022:	$25,634,002	$1,370,236	$393,957	$12,093

Investment Income:
Reinvested Dividends	101,122	12,136	15,454	133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,112	98,865	11,312	77

Net Investment Income (Loss)	(251,990)	(86,729)	4,142	56

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	754,510	86,804	16,926	441
Realized Gain (Loss) on Investments	446,117	403,554	(13,912)	225

Net Realized Capital Gains (Losses) on Investments	1,200,627	490,358	3,014	666
Net Change in Unrealized Appreciation (Depreciation)	2,374,901	1,641,074	(8,882)	1,457

Net Gain (Loss) on Investment	3,575,528	2,131,432	(5,868)	2,123

Net Increase (Decrease) in Net Assets Resulting from Operations	3,323,538	2,044,703	(1,726)	2,179

Increase (Decrease) in Net Assets from Contract Transactions	(1,236,971)	8,542,093	279,499	(1,896)

Total Increase (Decrease) in Net Assets	2,086,567	10,586,796	277,773	283

Net Assets as of December 31, 2023:	$27,720,569	$11,957,032	$671,730	$12,376

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$13,696,957	$1,691,347	$1,597,712	$321,495

Investment Income:
Reinvested Dividends	112,900	20,721	71,094	5,395
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,358	21,893	21,612	4,287

Net Investment Income (Loss)	(68,458)	(1,172)	49,482	1,108

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	609,320	130,589	28,858	32,580
Realized Gain (Loss) on Investments	811,571	(119,083)	189	(954)

Net Realized Capital Gains (Losses) on Investments	1,420,891	11,506	29,047	31,626
Net Change in Unrealized Appreciation (Depreciation)	(2,725,533)	(302,650)	(186,102)	(60,805)

Net Gain (Loss) on Investment	(1,304,642)	(291,144)	(157,055)	(29,179)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,373,100)	(292,316)	(107,573)	(28,071)

Increase (Decrease) in Net Assets from Contract Transactions	107,841	(233,494)	(139,326)	(10,264)

Total Increase (Decrease) in Net Assets	(1,265,259)	(525,810)	(246,899)	(38,335)

Net Assets as of December 31, 2022:	$12,431,698	$1,165,537	$1,350,813	$283,160

Investment Income:
Reinvested Dividends	95,115	15,046	65,363	5,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157,305	18,535	18,895	3,995

Net Investment Income (Loss)	(62,190)	(3,489)	46,468	1,133

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	405,710	18,677	79,240	23,604
Realized Gain (Loss) on Investments	1,017,453	(62,678)	(621)	(6,667)

Net Realized Capital Gains (Losses) on Investments	1,423,163	(44,001)	78,619	16,937
Net Change in Unrealized Appreciation (Depreciation)	573,799	187,035	(38,763)	13,293

Net Gain (Loss) on Investment	1,996,962	143,034	39,856	30,230

Net Increase (Decrease) in Net Assets Resulting from Operations	1,934,772	139,545	86,324	31,363

Increase (Decrease) in Net Assets from Contract Transactions	(2,962,025)	(126,032)	(202,528)	(26,193)

Total Increase (Decrease) in Net Assets	(1,027,253)	13,513	(116,204)	5,170

Net Assets as of December 31, 2023:	$11,404,445	$1,179,050	$1,234,609	$288,330

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount

Net Assets as of December 31, 2021:	$712,329	$179,391	$244,588	$278,799

Investment Income:
Reinvested Dividends	18,766	-	553	3,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,026	2,151	2,827	3,511

Net Investment Income (Loss)	9,740	(2,151)	(2,274)	(124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,519	35,981	24,742
Realized Gain (Loss) on Investments	(10,806)	4,494	3,109	6,653

Net Realized Capital Gains (Losses) on Investments	(10,806)	42,013	39,090	31,395
Net Change in Unrealized Appreciation (Depreciation)	(62,136)	(96,392)	(78,963)	(88,810)

Net Gain (Loss) on Investment	(72,942)	(54,379)	(39,873)	(57,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,202)	(56,530)	(42,147)	(57,539)

Increase (Decrease) in Net Assets from Contract Transactions	(57,588)	(8,705)	(7,302)	(10,633)

Total Increase (Decrease) in Net Assets	(120,790)	(65,235)	(49,449)	(68,172)

Net Assets as of December 31, 2022:	$591,539	$114,156	$195,139	$210,627

Investment Income:
Reinvested Dividends	20,411	-	164	1,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,361	2,132	2,656	3,537

Net Investment Income (Loss)	11,050	(2,132)	(2,492)	(1,757)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,129	14,942	6,702
Realized Gain (Loss) on Investments	(1,189)	1,692	7,180	6,768

Net Realized Capital Gains (Losses) on Investments	(1,189)	4,821	22,122	13,470
Net Change in Unrealized Appreciation (Depreciation)	99,628	39,257	9,853	38,701

Net Gain (Loss) on Investment	98,439	44,078	31,975	52,171

Net Increase (Decrease) in Net Assets Resulting from Operations	109,489	41,946	29,483	50,414

Increase (Decrease) in Net Assets from Contract Transactions	(36,820)	(12,918)	(36,642)	(10,993)

Total Increase (Decrease) in Net Assets	72,669	29,028	(7,159)	39,421

Net Assets as of December 31, 2023:	$664,208	$143,184	$187,980	$250,048

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Mid Cap Value Service Shares Subaccount	LVIP JPMorgan Core Bond Standard Shares Subaccount(1)	LVIP JPMorgan Mid Cap Value Standard Shares Subaccount(1)	LVIP JPMorgan Small Cap Core Standard Shares Subaccount(1)

Net Assets as of December 31, 2021:	$2,730	$-	$-	$-

Investment Income:
Reinvested Dividends	29	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34	-	-	-

Net Investment Income (Loss)	(5)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	194	-	-	-
Realized Gain (Loss) on Investments	29	-	-	-

Net Realized Capital Gains (Losses) on Investments	223	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(403)	-	-	-

Net Gain (Loss) on Investment	(180)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(185)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(115)	-	-	-

Total Increase (Decrease) in Net Assets	(300)	-	-	-

Net Assets as of December 31, 2022:	$2,430	$-	$-	$-

Investment Income:
Reinvested Dividends	23	2,806	4,067	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33	1,593	1,779	-

Net Investment Income (Loss)	(10)	1,213	2,288	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	68	-	-	-
Realized Gain (Loss) on Investments	10	(270)	36	-

Net Realized Capital Gains (Losses) on Investments	78	(270)	36	-
Net Change in Unrealized Appreciation (Depreciation)	155	304	19,029	-

Net Gain (Loss) on Investment	233	34	19,065	-

Net Increase (Decrease) in Net Assets Resulting from Operations	223	1,247	21,353	-

Increase (Decrease) in Net Assets from Contract Transactions	(97)	263,088	208,446	-

Total Increase (Decrease) in Net Assets	126	264,335	229,799	-

Net Assets as of December 31, 2023:	$2,556	$264,335	$229,799	$-

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	LVIP JPMorgan U.S. Equity Standard Shares Subaccount(1)	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount

Net Assets as of December 31, 2021:	$-	$1,465,956	$853,737	$4,194,401

Investment Income:
Reinvested Dividends	-	-	11,208	15,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	15,268	10,630	54,478

Net Investment Income (Loss)	-	(15,268)	578	(39,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	372,498	66,658	56,800
Realized Gain (Loss) on Investments	-	(35,710)	9,714	(72,992)

Net Realized Capital Gains (Losses) on Investments	-	336,788	76,372	(16,192)
Net Change in Unrealized Appreciation (Depreciation)	-	(765,278)	(171,941)	(683,633)

Net Gain (Loss) on Investment	-	(428,490)	(95,569)	(699,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(443,758)	(94,991)	(739,103)

Increase (Decrease) in Net Assets from Contract Transactions	-	(100,585)	(111,660)	35,309

Total Increase (Decrease) in Net Assets	-	(544,343)	(206,651)	(703,794)

Net Assets as of December 31, 2022:	$-	$921,613	$647,086	$3,490,607

Investment Income:
Reinvested Dividends	1,067	-	11,831	84,482
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,132	13,464	9,326	55,721

Net Investment Income (Loss)	(65)	(13,464)	2,505	28,761

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	622	-	28,238	-
Realized Gain (Loss) on Investments	208	(98,268)	2,272	(93,385)

Net Realized Capital Gains (Losses) on Investments	830	(98,268)	30,510	(93,385)
Net Change in Unrealized Appreciation (Depreciation)	18,918	221,556	20,690	583,913

Net Gain (Loss) on Investment	19,748	123,288	51,200	490,528

Net Increase (Decrease) in Net Assets Resulting from Operations	19,683	109,824	53,705	519,289

Increase (Decrease) in Net Assets from Contract Transactions	164,259	(87,988)	(32,755)	310,477

Total Increase (Decrease) in Net Assets	183,942	21,836	20,950	829,766

Net Assets as of December 31, 2023:	$183,942	$943,449	$668,036	$4,320,373

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA 60/40 Allocation Service Class Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2021:	$2,206,624	$252,453	$69,915,764	$44,991,456

Investment Income:
Reinvested Dividends	28,373	5,960	1,336,387	934,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,316	3,104	779,718	512,957

Net Investment Income (Loss)	(1,943)	2,856	556,669	421,948

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	119,081	-	-	167,516
Realized Gain (Loss) on Investments	21,385	(3,870)	(1,874,188)	(662,620)

Net Realized Capital Gains (Losses) on Investments	140,466	(3,870)	(1,874,188)	(495,104)
Net Change in Unrealized Appreciation (Depreciation)	(526,178)	(39,124)	(9,524,257)	(6,172,536)

Net Gain (Loss) on Investment	(385,712)	(42,994)	(11,398,445)	(6,667,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	(387,655)	(40,138)	(10,841,776)	(6,245,692)

Increase (Decrease) in Net Assets from Contract Transactions	1,062,056	(14,483)	(8,464,332)	(2,652,255)

Total Increase (Decrease) in Net Assets	674,401	(54,621)	(19,306,108)	(8,897,947)

Net Assets as of December 31, 2022:	$2,881,025	$197,832	$50,609,656	$36,093,509

Investment Income:
Reinvested Dividends	49,490	1,818	292,161	651,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,164	2,675	632,443	430,981

Net Investment Income (Loss)	1,326	(857)	(340,282)	220,575

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	9,507	(5,023)	(2,320,495)	(2,143,127)

Net Realized Capital Gains (Losses) on Investments	9,507	(5,023)	(2,320,495)	(2,143,127)
Net Change in Unrealized Appreciation (Depreciation)	571,134	14,938	4,778,172	3,173,283

Net Gain (Loss) on Investment	580,641	9,915	2,457,677	1,030,156

Net Increase (Decrease) in Net Assets Resulting from Operations	581,967	9,058	2,117,395	1,250,731

Increase (Decrease) in Net Assets from Contract Transactions	7,813,010	(20,845)	(8,170,637)	(8,640,261)

Total Increase (Decrease) in Net Assets	8,394,977	(11,787)	(6,053,242)	(7,389,530)

Net Assets as of December 31, 2023:	$11,276,002	$186,045	$44,556,414	$28,703,979

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2021:	$74,411	$8,307,062	$2,952,898	$22,598,642

Investment Income:
Reinvested Dividends	3,788	369,571	55,840	367,284
Investment Expense:
Mortality and Expense Risk and Administrative Charges	794	91,222	35,260	250,746

Net Investment Income (Loss)	2,994	278,349	20,580	116,538

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	90,606	693,735
Realized Gain (Loss) on Investments	(1,085)	(157,868)	28,844	(688,147)

Net Realized Capital Gains (Losses) on Investments	(1,085)	(157,868)	119,450	5,588
Net Change in Unrealized Appreciation (Depreciation)	(10,821)	(1,139,355)	(520,150)	(3,091,641)

Net Gain (Loss) on Investment	(11,906)	(1,297,223)	(400,700)	(3,086,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,912)	(1,018,874)	(380,120)	(2,969,515)

Increase (Decrease) in Net Assets from Contract Transactions	(5,352)	(1,042,943)	(113,959)	(1,380,147)

Total Increase (Decrease) in Net Assets	(14,264)	(2,061,817)	(494,079)	(4,349,662)

Net Assets as of December 31, 2022:	$60,147	$6,245,245	$2,458,819	$18,248,980

Investment Income:
Reinvested Dividends	2,427	265,744	52,395	251,070
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660	83,392	32,863	187,943

Net Investment Income (Loss)	1,767	182,352	19,532	63,127

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,380)	(179,373)	21,034	(719,659)

Net Realized Capital Gains (Losses) on Investments	(2,380)	(179,373)	21,034	(719,659)
Net Change in Unrealized Appreciation (Depreciation)	5,968	568,399	72,244	1,097,554

Net Gain (Loss) on Investment	3,588	389,026	93,278	377,895

Net Increase (Decrease) in Net Assets Resulting from Operations	5,355	571,378	112,810	441,022

Increase (Decrease) in Net Assets from Contract Transactions	5,175	(160,536)	(131,986)	(5,263,050)

Total Increase (Decrease) in Net Assets	10,530	410,842	(19,176)	(4,822,028)

Net Assets as of December 31, 2023:	$70,677	$6,656,087	$2,439,643	$13,426,952

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2021:	$283,560	$24,951,886	$79,872,987	$350,223

Investment Income:
Reinvested Dividends	2,632	299,397	1,107,721	4,786
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,429	477,443	951,617	4,990

Net Investment Income (Loss)	(797)	(178,046)	156,104	(204)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	322,631	-
Realized Gain (Loss) on Investments	(3,364)	(2,013,299)	808,870	-

Net Realized Capital Gains (Losses) on Investments	(3,364)	(2,013,299)	1,131,501	-
Net Change in Unrealized Appreciation (Depreciation)	(34,853)	(2,454,571)	(11,329,077)	-

Net Gain (Loss) on Investment	(38,217)	(4,467,870)	(10,197,576)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,014)	(4,645,916)	(10,041,472)	(204)

Increase (Decrease) in Net Assets from Contract Transactions	(12,174)	20,445,922	42,229	(54,378)

Total Increase (Decrease) in Net Assets	(51,188)	15,800,006	(9,999,243)	(54,582)

Net Assets as of December 31, 2022:	$232,372	$40,751,892	$69,873,744	$295,641

Investment Income:
Reinvested Dividends	3,960	519,742	1,484,780	12,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,854	508,398	898,962	3,685

Net Investment Income (Loss)	1,106	11,344	585,818	8,823

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	9,494,421	-
Realized Gain (Loss) on Investments	(35,467)	(2,143,321)	(461,836)	-

Net Realized Capital Gains (Losses) on Investments	(35,467)	(2,143,321)	9,032,585	-
Net Change in Unrealized Appreciation (Depreciation)	34,570	2,990,359	(3,923,916)	-

Net Gain (Loss) on Investment	(897)	847,038	5,108,669	-

Net Increase (Decrease) in Net Assets Resulting from Operations	209	858,382	5,694,487	8,823

Increase (Decrease) in Net Assets from Contract Transactions	(89,212)	(10,270,586)	(8,137,024)	(129,391)

Total Increase (Decrease) in Net Assets	(89,003)	(9,412,204)	(2,442,537)	(120,568)

Net Assets as of December 31, 2023:	$143,369	$31,339,688	$67,431,207	$175,073

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$36,950,519	$18,573,065	$75,482,030	$37,511,660

Investment Income:
Reinvested Dividends	537,196	202,701	807,958	392,984
Investment Expense:
Mortality and Expense Risk and Administrative Charges	495,980	198,217	817,578	422,343

Net Investment Income (Loss)	41,216	4,484	(9,620)	(29,359)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,077,611	7,524,951	1,347,503
Realized Gain (Loss) on Investments	-	(287,691)	(1,173,241)	(619,353)

Net Realized Capital Gains (Losses) on Investments	-	1,789,920	6,351,710	728,150
Net Change in Unrealized Appreciation (Depreciation)	-	(4,745,614)	(19,659,541)	(7,804,751)

Net Gain (Loss) on Investment	-	(2,955,694)	(13,307,831)	(7,076,601)

Net Increase (Decrease) in Net Assets Resulting from Operations	41,216	(2,951,210)	(13,317,451)	(7,105,960)

Increase (Decrease) in Net Assets from Contract Transactions	1,269,052	(1,825,406)	(7,957,447)	(3,126,768)

Total Increase (Decrease) in Net Assets	1,310,268	(4,776,616)	(21,274,898)	(10,232,728)

Net Assets as of December 31, 2022:	$38,260,787	$13,796,449	$54,207,132	$27,278,932

Investment Income:
Reinvested Dividends	1,729,592	217,216	793,977	397,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	496,943	185,115	716,632	396,666

Net Investment Income (Loss)	1,232,649	32,101	77,345	1,115

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(515,798)	(2,027,284)	(558,131)

Net Realized Capital Gains (Losses) on Investments	-	(515,798)	(2,027,284)	(558,131)
Net Change in Unrealized Appreciation (Depreciation)	-	1,645,538	8,245,818	4,950,906

Net Gain (Loss) on Investment	-	1,129,740	6,218,534	4,392,775

Net Increase (Decrease) in Net Assets Resulting from Operations	1,232,649	1,161,841	6,295,879	4,393,890

Increase (Decrease) in Net Assets from Contract Transactions	(4,485,103)	(159,788)	9,614,858	(181,977)

Total Increase (Decrease) in Net Assets	(3,252,454)	1,002,053	15,910,737	4,211,913

Net Assets as of December 31, 2023:	$35,008,333	$14,798,502	$70,117,869	$31,490,845

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 100 Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2021:	$74,369,099	$46,610,794	$34,043,148	$65,258

Investment Income:
Reinvested Dividends	704,081	424,270	351,057	1,099
Investment Expense:
Mortality and Expense Risk and Administrative Charges	819,549	508,503	247,289	799

Net Investment Income (Loss)	(115,468)	(84,233)	103,768	300

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,543,863	3,500,848	1,064,688	2,393
Realized Gain (Loss) on Investments	(960,952)	(548,055)	4,558,353	51

Net Realized Capital Gains (Losses) on Investments	3,582,911	2,952,793	5,623,041	2,444
Net Change in Unrealized Appreciation (Depreciation)	(15,715,274)	(10,936,805)	(10,317,113)	(12,806)

Net Gain (Loss) on Investment	(12,132,363)	(7,984,012)	(4,694,072)	(10,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,247,831)	(8,068,245)	(4,590,304)	(10,062)

Increase (Decrease) in Net Assets from Contract Transactions	(7,066,934)	(5,303,836)	(25,067,753)	(519)

Total Increase (Decrease) in Net Assets	(19,314,765)	(13,372,081)	(29,658,057)	(10,581)

Net Assets as of December 31, 2022:	$55,054,334	$33,238,713	$4,385,091	$54,677

Investment Income:
Reinvested Dividends	763,787	428,487	84,964	1,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	722,958	450,218	54,575	779

Net Investment Income (Loss)	40,829	(21,731)	30,389	519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	655,944	883
Realized Gain (Loss) on Investments	(1,343,419)	(878,320)	(40,931)	(2)

Net Realized Capital Gains (Losses) on Investments	(1,343,419)	(878,320)	615,013	881
Net Change in Unrealized Appreciation (Depreciation)	7,084,042	5,689,258	(61,983)	2,967

Net Gain (Loss) on Investment	5,740,623	4,810,938	553,030	3,848

Net Increase (Decrease) in Net Assets Resulting from Operations	5,781,452	4,789,207	583,419	4,367

Increase (Decrease) in Net Assets from Contract Transactions	(6,316,565)	(5,695,839)	102,474	1,416

Total Increase (Decrease) in Net Assets	(535,113)	(906,632)	685,893	5,783

Net Assets as of December 31, 2023:	$54,519,221	$32,332,081	$5,070,984	$60,460

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Edge 50 Service Class Subaccount	TA BlackRock iShares Edge 75 Service Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2021:	$27,407,560	$45,395,276	$36,791,559	$176,106

Investment Income:
Reinvested Dividends	385,326	499,038	396,310	4,971
Investment Expense:
Mortality and Expense Risk and Administrative Charges	319,856	489,393	330,222	1,994

Net Investment Income (Loss)	65,470	9,645	66,088	2,977

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,006,204	918,265	1,267,625	-
Realized Gain (Loss) on Investments	(138,486)	396,076	2,381,342	(962)

Net Realized Capital Gains (Losses) on Investments	867,718	1,314,341	3,648,967	(962)
Net Change in Unrealized Appreciation (Depreciation)	(5,210,842)	(8,181,874)	(9,021,022)	(53,405)

Net Gain (Loss) on Investment	(4,343,124)	(6,867,533)	(5,372,055)	(54,367)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,277,654)	(6,857,888)	(5,305,967)	(51,390)

Increase (Decrease) in Net Assets from Contract Transactions	(884,400)	(2,410,060)	(14,495,082)	(1,094)

Total Increase (Decrease) in Net Assets	(5,162,054)	(9,267,948)	(19,801,049)	(52,484)

Net Assets as of December 31, 2022:	$22,245,506	$36,127,328	$16,990,510	$123,622

Investment Income:
Reinvested Dividends	415,124	633,640	285,887	626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	275,184	463,841	210,910	1,062

Net Investment Income (Loss)	139,940	169,799	74,977	(436)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	323,981	267,169	506,572	-
Realized Gain (Loss) on Investments	(620,400)	75,444	146,106	(33,314)

Net Realized Capital Gains (Losses) on Investments	(296,419)	342,613	652,678	(33,314)
Net Change in Unrealized Appreciation (Depreciation)	1,664,256	2,378,651	1,011,310	41,613

Net Gain (Loss) on Investment	1,367,837	2,721,264	1,663,988	8,299

Net Increase (Decrease) in Net Assets Resulting from Operations	1,507,777	2,891,063	1,738,965	7,863

Increase (Decrease) in Net Assets from Contract Transactions	(3,727,457)	(1,962,133)	(1,577,778)	(121,561)

Total Increase (Decrease) in Net Assets	(2,219,680)	928,930	161,187	(113,698)

Net Assets as of December 31, 2023:	$20,025,826	$37,056,258	$17,151,697	$9,924

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs 70/30 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount

Net Assets as of December 31, 2021:	$6,313,476	$92,024,822	$541,680	$392,450,498

Investment Income:
Reinvested Dividends	141,366	2,716,637	11,632	4,717,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,472	1,032,435	6,539	4,209,801

Net Investment Income (Loss)	72,894	1,684,202	5,093	508,132

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,274,092	37,627	7,866,738
Realized Gain (Loss) on Investments	(114,598)	(1,238,245)	(1,759)	72,251

Net Realized Capital Gains (Losses) on Investments	(114,598)	5,035,847	35,868	7,938,989
Net Change in Unrealized Appreciation (Depreciation)	(1,737,660)	(22,139,032)	(147,163)	(67,296,135)

Net Gain (Loss) on Investment	(1,852,258)	(17,103,185)	(111,295)	(59,357,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,779,364)	(15,418,983)	(106,202)	(58,849,014)

Increase (Decrease) in Net Assets from Contract Transactions	(365,226)	(10,906,635)	189,689	(46,907,654)

Total Increase (Decrease) in Net Assets	(2,144,590)	(26,325,618)	83,487	(105,756,668)

Net Assets as of December 31, 2022:	$4,168,886	$65,699,204	$625,167	$286,693,830

Investment Income:
Reinvested Dividends	218,693	1,594,861	11,291	4,193,442
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,822	894,816	7,717	3,713,596

Net Investment Income (Loss)	160,871	700,045	3,574	479,846

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,365,686	12,409	19,376,844
Realized Gain (Loss) on Investments	(200,015)	(1,887,953)	(3,404)	(535,433)

Net Realized Capital Gains (Losses) on Investments	(200,015)	477,733	9,005	18,841,411
Net Change in Unrealized Appreciation (Depreciation)	513,359	6,905,277	83,405	12,267,557

Net Gain (Loss) on Investment	313,344	7,383,010	92,410	31,108,968

Net Increase (Decrease) in Net Assets Resulting from Operations	474,215	8,083,055	95,984	31,588,814

Increase (Decrease) in Net Assets from Contract Transactions	(100,306)	(8,780,815)	37,122	(37,099,480)

Total Increase (Decrease) in Net Assets	373,909	(697,760)	133,106	(5,510,666)

Net Assets as of December 31, 2023:	$4,542,795	$65,001,444	$758,273	$281,183,164

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA Great Lakes Advisors Large Cap Value Service Class Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$61,993,120	$318,368,073	$3,043,546	$136,787

Investment Income:
Reinvested Dividends	823,388	3,165,542	9,669	3,667
Investment Expense:
Mortality and Expense Risk and Administrative Charges	665,485	3,225,332	39,221	1,373

Net Investment Income (Loss)	157,903	(59,790)	(29,552)	2,294

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	769,137	13,297,461	115,465	6,421
Realized Gain (Loss) on Investments	(321,551)	2,568,795	151,644	368

Net Realized Capital Gains (Losses) on Investments	447,586	15,866,256	267,109	6,789
Net Change in Unrealized Appreciation (Depreciation)	(8,395,881)	(62,326,250)	(522,858)	(38,016)

Net Gain (Loss) on Investment	(7,948,295)	(46,459,994)	(255,749)	(31,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,790,392)	(46,519,784)	(285,301)	(28,933)

Increase (Decrease) in Net Assets from Contract Transactions	(7,091,176)	(65,451,198)	791,976	2,185

Total Increase (Decrease) in Net Assets	(14,881,568)	(111,970,982)	506,675	(26,748)

Net Assets as of December 31, 2022:	$47,111,552	$206,397,091	$3,550,221	$110,039

Investment Income:
Reinvested Dividends	747,351	2,962,030	38,673	2,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	568,742	2,822,218	47,534	1,282

Net Investment Income (Loss)	178,609	139,812	(8,861)	1,013

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,000,652	5,420,453	205,978	-
Realized Gain (Loss) on Investments	(739,585)	(372,084)	97,450	(2,984)

Net Realized Capital Gains (Losses) on Investments	1,261,067	5,048,369	303,428	(2,984)
Net Change in Unrealized Appreciation (Depreciation)	2,398,955	25,990,466	162,735	13,868

Net Gain (Loss) on Investment	3,660,022	31,038,835	466,163	10,884

Net Increase (Decrease) in Net Assets Resulting from Operations	3,838,631	31,178,647	457,302	11,897

Increase (Decrease) in Net Assets from Contract Transactions	(10,419,590)	(26,627,099)	567,396	(28,974)

Total Increase (Decrease) in Net Assets	(6,580,959)	4,551,548	1,024,698	(17,077)

Net Assets as of December 31, 2023:	$40,530,593	$210,948,639	$4,574,919	$92,962

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$9,381,583	$117,549,964	$28,756	$24,785,075

Investment Income:
Reinvested Dividends	208,179	800,213	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	99,973	1,318,018	197	267,998

Net Investment Income (Loss)	108,206	(517,805)	(197)	(267,998)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	405,863	11,362,582	3,742	3,201,397
Realized Gain (Loss) on Investments	(113,859)	3,495,067	149	(55,032)

Net Realized Capital Gains (Losses) on Investments	292,004	14,857,649	3,891	3,146,365
Net Change in Unrealized Appreciation (Depreciation)	(2,436,002)	(34,801,301)	(8,655)	(7,275,135)

Net Gain (Loss) on Investment	(2,143,998)	(19,943,652)	(4,764)	(4,128,770)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,035,792)	(20,461,457)	(4,961)	(4,396,768)

Increase (Decrease) in Net Assets from Contract Transactions	(325,710)	(9,190,570)	(243)	(2,217,505)

Total Increase (Decrease) in Net Assets	(2,361,502)	(29,652,027)	(5,204)	(6,614,273)

Net Assets as of December 31, 2022:	$7,020,081	$87,897,937	$23,552	$18,170,802

Investment Income:
Reinvested Dividends	125,115	1,010,071	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,687	1,201,044	201	224,169

Net Investment Income (Loss)	32,428	(190,973)	(201)	(224,169)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,600,092	4,424	3,000,152
Realized Gain (Loss) on Investments	(120,842)	959,088	63	(1,282,101)

Net Realized Capital Gains (Losses) on Investments	(120,842)	3,559,180	4,487	1,718,051
Net Change in Unrealized Appreciation (Depreciation)	779,538	7,852,746	(520)	958,591

Net Gain (Loss) on Investment	658,696	11,411,926	3,967	2,676,642

Net Increase (Decrease) in Net Assets Resulting from Operations	691,124	11,220,953	3,766	2,452,473

Increase (Decrease) in Net Assets from Contract Transactions	(875,423)	(8,656,349)	(189)	(3,896,750)

Total Increase (Decrease) in Net Assets	(184,299)	2,564,604	3,577	(1,444,277)

Net Assets as of December 31, 2023:	$6,835,782	$90,462,541	$27,129	$16,726,525

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$26,507	$59,112,549	$59,756	$16,282,244

Investment Income:
Reinvested Dividends	1,315	2,732,738	2,961	683,511
Investment Expense:
Mortality and Expense Risk and Administrative Charges	324	669,401	682	167,126

Net Investment Income (Loss)	991	2,063,337	2,279	516,385

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,165	4,766,322	9,915	2,414,056
Realized Gain (Loss) on Investments	(38)	(745,589)	106	187,713

Net Realized Capital Gains (Losses) on Investments	2,127	4,020,733	10,021	2,601,769
Net Change in Unrealized Appreciation (Depreciation)	(7,497)	(15,955,869)	(26,422)	(6,857,507)

Net Gain (Loss) on Investment	(5,370)	(11,935,136)	(16,401)	(4,255,738)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,379)	(9,871,799)	(14,122)	(3,739,353)

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,242,573)	(2)	(1,711,475)

Total Increase (Decrease) in Net Assets	(4,379)	(13,114,372)	(14,124)	(5,450,828)

Net Assets as of December 31, 2022:	$22,128	$45,998,177	$45,632	$10,831,416

Investment Income:
Reinvested Dividends	509	838,331	2,274	176,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	309	558,310	1,158	162,038

Net Investment Income (Loss)	200	280,021	1,116	14,759

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,854	170,313
Realized Gain (Loss) on Investments	(90)	(2,467,938)	(16)	(212,742)

Net Realized Capital Gains (Losses) on Investments	(90)	(2,467,938)	1,838	(42,429)
Net Change in Unrealized Appreciation (Depreciation)	1,123	4,370,779	9,098	2,065,712

Net Gain (Loss) on Investment	1,033	1,902,841	10,936	2,023,283

Net Increase (Decrease) in Net Assets Resulting from Operations	1,233	2,182,862	12,052	2,038,042

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,538,580)	86,655	1,272,615

Total Increase (Decrease) in Net Assets	1,233	(5,355,718)	98,707	3,310,657

Net Assets as of December 31, 2023:	$23,361	$40,642,459	$144,339	$14,142,073

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$452,531	$344,268,959	$62,070	$198,853,878

Investment Income:
Reinvested Dividends	21,109	14,555,513	2,890	8,082,745
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,493	3,875,021	742	2,215,452

Net Investment Income (Loss)	15,616	10,680,492	2,148	5,867,293

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,016	28,537,068	7,384	21,922,301
Realized Gain (Loss) on Investments	(402)	(2,310,880)	26	(279,375)

Net Realized Capital Gains (Losses) on Investments	38,614	26,226,188	7,410	21,642,926
Net Change in Unrealized Appreciation (Depreciation)	(132,212)	(95,311,037)	(21,037)	(63,210,288)

Net Gain (Loss) on Investment	(93,598)	(69,084,849)	(13,627)	(41,567,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,982)	(58,404,357)	(11,479)	(35,700,069)

Increase (Decrease) in Net Assets from Contract Transactions	-	(28,053,950)	(69)	(20,479,841)

Total Increase (Decrease) in Net Assets	(77,982)	(86,458,307)	(11,548)	(56,179,910)

Net Assets as of December 31, 2022:	$374,549	$257,810,652	$50,522	$142,673,968

Investment Income:
Reinvested Dividends	3,633	4,599,733	1,048	2,435,827
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,115	3,355,081	643	1,938,430

Net Investment Income (Loss)	(482)	1,244,652	405	497,397

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,312	1,922,049	2,319	6,299,991
Realized Gain (Loss) on Investments	(44,178)	(6,041,371)	(12,166)	(6,536,477)

Net Realized Capital Gains (Losses) on Investments	(42,866)	(4,119,322)	(9,847)	(236,486)
Net Change in Unrealized Appreciation (Depreciation)	63,370	20,442,784	11,186	13,444,816

Net Gain (Loss) on Investment	20,504	16,323,462	1,339	13,208,330

Net Increase (Decrease) in Net Assets Resulting from Operations	20,022	17,568,114	1,744	13,705,727

Increase (Decrease) in Net Assets from Contract Transactions	(212,823)	(26,468,737)	(39,053)	(21,168,511)

Total Increase (Decrease) in Net Assets	(192,801)	(8,900,623)	(37,309)	(7,462,784)

Net Assets as of December 31, 2023:	$181,748	$248,910,029	$13,213	$135,211,184

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2021:	$1,000,184	$8,774,352	$41,266,471	$19,346,135

Investment Income:
Reinvested Dividends	4,956	29,576	1,579,880	97,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,335	100,333	455,186	231,371

Net Investment Income (Loss)	(5,379)	(70,757)	1,124,694	(133,674)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,389	878,966	2,769,808	3,294,347
Realized Gain (Loss) on Investments	33,167	194,081	216,788	769,133

Net Realized Capital Gains (Losses) on Investments	120,556	1,073,047	2,986,596	4,063,480
Net Change in Unrealized Appreciation (Depreciation)	(298,389)	(2,751,157)	(11,517,059)	(5,770,192)

Net Gain (Loss) on Investment	(177,833)	(1,678,110)	(8,530,463)	(1,706,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	(183,212)	(1,748,867)	(7,405,769)	(1,840,386)

Increase (Decrease) in Net Assets from Contract Transactions	(138,953)	(247,440)	(3,967,151)	(1,138,039)

Total Increase (Decrease) in Net Assets	(322,165)	(1,996,307)	(11,372,920)	(2,978,425)

Net Assets as of December 31, 2022:	$678,019	$6,778,045	$29,893,551	$16,367,710

Investment Income:
Reinvested Dividends	6,137	68,696	384,553	176,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,322	129,027	396,438	201,948

Net Investment Income (Loss)	(4,185)	(60,331)	(11,885)	(25,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,307	553,215	-	1,327,016
Realized Gain (Loss) on Investments	4,786	246,538	(469,507)	(29,818)

Net Realized Capital Gains (Losses) on Investments	40,093	799,753	(469,507)	1,297,198
Net Change in Unrealized Appreciation (Depreciation)	136,505	1,476,884	2,486,100	(132,343)

Net Gain (Loss) on Investment	176,598	2,276,637	2,016,593	1,164,855

Net Increase (Decrease) in Net Assets Resulting from Operations	172,413	2,216,306	2,004,708	1,138,944

Increase (Decrease) in Net Assets from Contract Transactions	(27,703)	5,513,148	(3,294,878)	(3,458,419)

Total Increase (Decrease) in Net Assets	144,710	7,729,454	(1,290,170)	(2,319,475)

Net Assets as of December 31, 2023:	$822,729	$14,507,499	$28,603,381	$14,048,235

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount

Net Assets as of December 31, 2021:	$101,329,983	$6,961,973	$32,431,475	$66,268,005

Investment Income:
Reinvested Dividends	1,313,675	103,179	8,595	44,856
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,133,703	79,942	363,791	734,458

Net Investment Income (Loss)	179,972	23,237	(355,196)	(689,602)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,933,677	885,802	6,164,218	8,298,021
Realized Gain (Loss) on Investments	(304,556)	(8,272)	(83,396)	(302,264)

Net Realized Capital Gains (Losses) on Investments	8,629,121	877,530	6,080,822	7,995,757
Net Change in Unrealized Appreciation (Depreciation)	(24,786,820)	(1,697,134)	(10,779,280)	(19,440,514)

Net Gain (Loss) on Investment	(16,157,699)	(819,604)	(4,698,458)	(11,444,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,977,727)	(796,367)	(5,053,654)	(12,134,359)

Increase (Decrease) in Net Assets from Contract Transactions	(7,591,828)	(62,072)	(4,921,046)	(6,178,631)

Total Increase (Decrease) in Net Assets	(23,569,555)	(858,439)	(9,974,700)	(18,312,990)

Net Assets as of December 31, 2022:	$77,760,428	$6,103,534	$22,456,775	$47,955,015

Investment Income:
Reinvested Dividends	1,141,239	114,466	87,855	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	979,662	74,403	307,503	644,372

Net Investment Income (Loss)	161,577	40,063	(219,648)	(644,372)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	256,047	-	1,726,581
Realized Gain (Loss) on Investments	(4,651,341)	(219,641)	(822,436)	(1,198,120)

Net Realized Capital Gains (Losses) on Investments	(4,651,341)	36,406	(822,436)	528,461
Net Change in Unrealized Appreciation (Depreciation)	9,183,799	60,130	3,145,857	5,570,206

Net Gain (Loss) on Investment	4,532,458	96,536	2,323,421	6,098,667

Net Increase (Decrease) in Net Assets Resulting from Operations	4,694,035	136,599	2,103,773	5,454,295

Increase (Decrease) in Net Assets from Contract Transactions	(19,840,027)	(587,164)	(2,479,045)	(5,709,260)

Total Increase (Decrease) in Net Assets	(15,145,992)	(450,565)	(375,272)	(254,965)

Net Assets as of December 31, 2023:	$62,614,436	$5,652,969	$22,081,503	$47,700,050

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class Subaccount	TA MSCI EAFE Index Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$17,012,985	$6,996,410	$47,056	$140,803,545

Investment Income:
Reinvested Dividends	2,151,461	174,330	494	1,009,883
Investment Expense:
Mortality and Expense Risk and Administrative Charges	186,403	79,579	573	1,487,523

Net Investment Income (Loss)	1,965,058	94,751	(79)	(477,640)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,898	13,309,692
Realized Gain (Loss) on Investments	(158,351)	35,242	89	3,439,631

Net Realized Capital Gains (Losses) on Investments	(158,351)	35,242	4,987	16,749,323
Net Change in Unrealized Appreciation (Depreciation)	(4,699,670)	(1,241,406)	(13,114)	(39,665,365)

Net Gain (Loss) on Investment	(4,858,021)	(1,206,164)	(8,127)	(22,916,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,892,963)	(1,111,413)	(8,206)	(23,393,682)

Increase (Decrease) in Net Assets from Contract Transactions	(1,165,158)	(95,662)	2	(18,020,571)

Total Increase (Decrease) in Net Assets	(4,058,121)	(1,207,075)	(8,204)	(41,414,253)

Net Assets as of December 31, 2022:	$12,954,864	$5,789,335	$38,852	$99,389,292

Investment Income:
Reinvested Dividends	2,323,225	159,179	669	1,345,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	160,683	90,482	581	1,322,747

Net Investment Income (Loss)	2,162,542	68,697	88	22,327

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,413	3,440,245
Realized Gain (Loss) on Investments	(623,221)	57,766	52	509,063

Net Realized Capital Gains (Losses) on Investments	(623,221)	57,766	1,465	3,949,308
Net Change in Unrealized Appreciation (Depreciation)	(634,363)	856,508	5,091	11,732,214

Net Gain (Loss) on Investment	(1,257,584)	914,274	6,556	15,681,522

Net Increase (Decrease) in Net Assets Resulting from Operations	904,958	982,971	6,644	15,703,849

Increase (Decrease) in Net Assets from Contract Transactions	(1,501,460)	1,389,973	(2)	(15,422,770)

Total Increase (Decrease) in Net Assets	(596,502)	2,372,944	6,642	281,079

Net Assets as of December 31, 2023:	$12,358,362	$8,162,279	$45,494	$99,670,371

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount

Net Assets as of December 31, 2021:	$32,844,876	$19,131,158	$37,468,326	$18,260,132

Investment Income:
Reinvested Dividends	143,314	158,589	-	533,500
Investment Expense:
Mortality and Expense Risk and Administrative Charges	354,837	198,013	411,889	207,539

Net Investment Income (Loss)	(211,523)	(39,424)	(411,889)	325,961

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,406,990	871,380	4,080,366	-
Realized Gain (Loss) on Investments	(523,971)	(524,744)	(474,923)	45,976

Net Realized Capital Gains (Losses) on Investments	1,883,019	346,636	3,605,443	45,976
Net Change in Unrealized Appreciation (Depreciation)	(8,161,393)	(3,625,677)	(10,214,741)	(2,384,610)

Net Gain (Loss) on Investment	(6,278,374)	(3,279,041)	(6,609,298)	(2,338,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,489,897)	(3,318,465)	(7,021,187)	(2,012,673)

Increase (Decrease) in Net Assets from Contract Transactions	(3,208,662)	(2,988,724)	(2,881,878)	(3,425,277)

Total Increase (Decrease) in Net Assets	(9,698,559)	(6,307,189)	(9,903,065)	(5,437,950)

Net Assets as of December 31, 2022:	$23,146,317	$12,823,969	$27,565,261	$12,822,182

Investment Income:
Reinvested Dividends	231,261	143,197	244,918	633,232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	303,654	156,452	369,193	159,822

Net Investment Income (Loss)	(72,393)	(13,255)	(124,275)	473,410

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,429,768)	(633,576)	(1,166,279)	(210,902)

Net Realized Capital Gains (Losses) on Investments	(1,429,768)	(633,576)	(1,166,279)	(210,902)
Net Change in Unrealized Appreciation (Depreciation)	3,460,235	1,336,129	4,458,875	208,145

Net Gain (Loss) on Investment	2,030,467	702,553	3,292,596	(2,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,958,074	689,298	3,168,321	470,653

Increase (Decrease) in Net Assets from Contract Transactions	(3,100,188)	(2,110,413)	(3,337,520)	(1,777,961)

Total Increase (Decrease) in Net Assets	(1,142,114)	(1,421,115)	(169,199)	(1,307,308)

Net Assets as of December 31, 2023:	$22,004,203	$11,402,854	$27,396,062	$11,514,874

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA S&P 500 Index Initial Class Subaccount(1)	TA S&P 500 Index Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2021:	$173,126	$-	$76,731,551	$3,502,801

Investment Income:
Reinvested Dividends	-	-	593,846	19,402
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,149	-	853,888	43,902

Net Investment Income (Loss)	(15,149)	-	(260,042)	(24,500)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	808,724	498,854
Realized Gain (Loss) on Investments	(85,610)	-	4,972,681	20,513

Net Realized Capital Gains (Losses) on Investments	(85,610)	-	5,781,405	519,367
Net Change in Unrealized Appreciation (Depreciation)	186,740	-	(19,636,228)	(825,959)

Net Gain (Loss) on Investment	101,130	-	(13,854,823)	(306,592)

Net Increase (Decrease) in Net Assets Resulting from Operations	85,981	-	(14,114,865)	(331,092)

Increase (Decrease) in Net Assets from Contract Transactions	921,378	-	(685,352)	(55,754)

Total Increase (Decrease) in Net Assets	1,007,359	-	(14,800,217)	(386,846)

Net Assets as of December 31, 2022:	$1,180,485	$-	$61,931,334	$3,115,955

Investment Income:
Reinvested Dividends	-	-	724,209	32,514
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,099	-	1,023,717	42,345

Net Investment Income (Loss)	(15,099)	-	(299,508)	(9,831)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,056,034	299,064
Realized Gain (Loss) on Investments	(83,130)	-	2,697,900	15,628

Net Realized Capital Gains (Losses) on Investments	(83,130)	-	3,753,934	314,692
Net Change in Unrealized Appreciation (Depreciation)	(331,823)	-	12,998,826	25,589

Net Gain (Loss) on Investment	(414,953)	-	16,752,760	340,281

Net Increase (Decrease) in Net Assets Resulting from Operations	(430,052)	-	16,453,252	330,450

Increase (Decrease) in Net Assets from Contract Transactions	(27,498)	-	14,288,875	(189,188)

Total Increase (Decrease) in Net Assets	(457,550)	-	30,742,127	141,262

Net Assets as of December 31, 2023:	$722,935	$-	$92,673,461	$3,257,217

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount

Net Assets as of December 31, 2021:	$16,997,766	$146,642	$51,211,242	$634,061

Investment Income:
Reinvested Dividends	49,261	-	-	17,468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	196,962	1,527	526,783	7,331

Net Investment Income (Loss)	(147,701)	(1,527)	(526,783)	10,137

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,324,042	38,415	14,511,758	20,628
Realized Gain (Loss) on Investments	338,677	(878)	(1,721,805)	4,591

Net Realized Capital Gains (Losses) on Investments	2,662,719	37,537	12,789,953	25,219
Net Change in Unrealized Appreciation (Depreciation)	(4,135,411)	(70,136)	(24,306,330)	(134,915)

Net Gain (Loss) on Investment	(1,472,692)	(32,599)	(11,516,377)	(109,696)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,620,393)	(34,126)	(12,043,160)	(99,559)

Increase (Decrease) in Net Assets from Contract Transactions	(1,996,135)	(2,745)	(3,647,156)	(33,370)

Total Increase (Decrease) in Net Assets	(3,616,528)	(36,871)	(15,690,316)	(132,929)

Net Assets as of December 31, 2022:	$13,381,238	$109,771	$35,520,926	$501,132

Investment Income:
Reinvested Dividends	115,811	-	-	5,666
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,722	1,441	477,967	7,297

Net Investment Income (Loss)	(65,911)	(1,441)	(477,967)	(1,631)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,415,945	4,428	1,602,182	-
Realized Gain (Loss) on Investments	(25,154)	(4,520)	(5,101,534)	7,763

Net Realized Capital Gains (Losses) on Investments	1,390,791	(92)	(3,499,352)	7,763
Net Change in Unrealized Appreciation (Depreciation)	99,424	21,717	10,374,275	62,829

Net Gain (Loss) on Investment	1,490,215	21,625	6,874,923	70,592

Net Increase (Decrease) in Net Assets Resulting from Operations	1,424,304	20,184	6,396,956	68,961

Increase (Decrease) in Net Assets from Contract Transactions	55,430	57	(4,215,299)	(36,740)

Total Increase (Decrease) in Net Assets	1,479,734	20,241	2,181,657	32,221

Net Assets as of December 31, 2023:	$14,860,972	$130,012	$37,702,583	$533,353

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount

Net Assets as of December 31, 2021:	$8,436,833	$6,046,845	$49,104,796	$1,984,149

Investment Income:
Reinvested Dividends	186,934	-	-	35,840
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,875	62,755	469,444	27,838

Net Investment Income (Loss)	94,059	(62,755)	(469,444)	8,002

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	241,833	759,098	6,076,397	179,530
Realized Gain (Loss) on Investments	37,145	107,520	290,665	(100,997)

Net Realized Capital Gains (Losses) on Investments	278,978	866,618	6,367,062	78,533
Net Change in Unrealized Appreciation (Depreciation)	(1,834,259)	(2,721,892)	(21,109,762)	(390,062)

Net Gain (Loss) on Investment	(1,555,281)	(1,855,274)	(14,742,700)	(311,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,461,222)	(1,918,029)	(15,212,144)	(303,527)

Increase (Decrease) in Net Assets from Contract Transactions	(1,186,276)	(360,193)	(5,322,107)	(56,873)

Total Increase (Decrease) in Net Assets	(2,647,498)	(2,278,222)	(20,534,251)	(360,400)

Net Assets as of December 31, 2022:	$5,789,335	$3,768,623	$28,570,545	$1,623,749

Investment Income:
Reinvested Dividends	53,542	2,385	-	34,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,897	74,136	774,069	34,221

Net Investment Income (Loss)	(33,355)	(71,751)	(774,069)	654

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	167,951	2,109,670	67,585
Realized Gain (Loss) on Investments	692	93,366	(1,975,035)	(14,856)

Net Realized Capital Gains (Losses) on Investments	692	261,317	134,635	52,729
Net Change in Unrealized Appreciation (Depreciation)	831,767	1,562,059	19,171,170	261,393

Net Gain (Loss) on Investment	832,459	1,823,376	19,305,805	314,122

Net Increase (Decrease) in Net Assets Resulting from Operations	799,104	1,751,625	18,531,736	314,776

Increase (Decrease) in Net Assets from Contract Transactions	226,062	1,101,760	33,058,690	1,106,754

Total Increase (Decrease) in Net Assets	1,025,166	2,853,385	51,590,426	1,421,530

Net Assets as of December 31, 2023:	$6,814,501	$6,622,008	$80,160,971	$3,045,279

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount

Net Assets as of December 31, 2021:	$-	$527,550	$-	$-

Investment Income:
Reinvested Dividends	-	11,869	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	7,427	-	-

Net Investment Income (Loss)	-	4,442	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	20,846	-	-
Realized Gain (Loss) on Investments	-	(31,641)	-	-

Net Realized Capital Gains (Losses) on Investments	-	(10,795)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(77,119)	-	-

Net Gain (Loss) on Investment	-	(87,914)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(83,472)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(59,477)	-	-

Total Increase (Decrease) in Net Assets	-	(142,949)	-	-

Net Assets as of December 31, 2022:	$-	$384,601	$-	$-

Investment Income:
Reinvested Dividends	-	7,714	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	7,062	-	-

Net Investment Income (Loss)	-	652	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,984	-	-
Realized Gain (Loss) on Investments	-	(9,285)	-	-

Net Realized Capital Gains (Losses) on Investments	-	699	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	38,279	-	-

Net Gain (Loss) on Investment	-	38,978	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	39,630	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	192	-	-

Total Increase (Decrease) in Net Assets	-	39,822	-	-

Net Assets as of December 31, 2023:	$-	$424,423	$-	$-

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount

Net Assets as of December 31, 2021:	$318,776	$1,539,222	$865,908	$-

Investment Income:
Reinvested Dividends	3,177	18,210	25,241	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,047	23,519	21,433	-

Net Investment Income (Loss)	130	(5,309)	3,808	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,091	172,750	47,031	-
Realized Gain (Loss) on Investments	(4,222)	(5,984)	(41,245)	-

Net Realized Capital Gains (Losses) on Investments	42,869	166,766	5,786	-
Net Change in Unrealized Appreciation (Depreciation)	(141,566)	(508,755)	(232,640)	-

Net Gain (Loss) on Investment	(98,697)	(341,989)	(226,854)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,567)	(347,298)	(223,046)	-

Increase (Decrease) in Net Assets from Contract Transactions	81,142	575,101	610,565	-

Total Increase (Decrease) in Net Assets	(17,425)	227,803	387,519	-

Net Assets as of December 31, 2022:	$301,351	$1,767,025	$1,253,427	$-

Investment Income:
Reinvested Dividends	4,948	27,220	31,272	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,615	41,613	28,349	-

Net Investment Income (Loss)	1,333	(14,393)	2,923	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,669	34,159	49,842	-
Realized Gain (Loss) on Investments	(4,912)	(15,077)	(61,691)	-

Net Realized Capital Gains (Losses) on Investments	5,757	19,082	(11,849)	-
Net Change in Unrealized Appreciation (Depreciation)	33,903	526,337	222,448	-

Net Gain (Loss) on Investment	39,660	545,419	210,599	-

Net Increase (Decrease) in Net Assets Resulting from Operations	40,993	531,026	213,522	-

Increase (Decrease) in Net Assets from Contract Transactions	13,758	2,416,747	484,158	-

Total Increase (Decrease) in Net Assets	54,751	2,947,773	697,680	-

Net Assets as of December 31, 2023:	$356,102	$4,714,798	$1,951,107	$-

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount

Net Assets as of December 31, 2021:	$27,422	$132,335	$3,296	$-

Investment Income:
Reinvested Dividends	431	2,027	61	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	180	1,304	263	-

Net Investment Income (Loss)	251	723	(202)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	973	967	22	-
Realized Gain (Loss) on Investments	24	(933)	(151)	-

Net Realized Capital Gains (Losses) on Investments	997	34	(129)	-
Net Change in Unrealized Appreciation (Depreciation)	(8,570)	(10,000)	(3,174)	-

Net Gain (Loss) on Investment	(7,573)	(9,966)	(3,303)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,322)	(9,243)	(3,505)	-

Increase (Decrease) in Net Assets from Contract Transactions	(387)	82,330	92,903	-

Total Increase (Decrease) in Net Assets	(7,709)	73,087	89,398	-

Net Assets as of December 31, 2022:	$19,713	$205,422	$92,694	$-

Investment Income:
Reinvested Dividends	486	4,286	2,296	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	218	4,338	866	-

Net Investment Income (Loss)	268	(52)	1,430	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	916	-	-	-
Realized Gain (Loss) on Investments	(80)	(2,043)	(507)	-

Net Realized Capital Gains (Losses) on Investments	836	(2,043)	(507)	-
Net Change in Unrealized Appreciation (Depreciation)	7,946	47,318	4,251	-

Net Gain (Loss) on Investment	8,782	45,275	3,744	-

Net Increase (Decrease) in Net Assets Resulting from Operations	9,050	45,223	5,174	-

Increase (Decrease) in Net Assets from Contract Transactions	45,980	916,790	24,716	-

Total Increase (Decrease) in Net Assets	55,030	962,013	29,890	-

Net Assets as of December 31, 2023:	$74,743	$1,167,435	$122,584	$-

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Vanguard® Total Stock Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Voya Strategic Allocation Moderate Class S Shares Subaccount	Wanger Acorn Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2021:	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-

Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-

Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-

Net Investment Income (Loss)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-

Net Gain (Loss) on Investment	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-

Net Assets as of December 31, 2023:	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica PrincipiumSM IV Variable Annuity, and Transamerica I-Share II Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Standard Shares
LVIP JPMorgan Small Cap Core Standard Shares	LVIP JPMorgan Small Cap Core Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan Small Cap Core Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Relative Value Class B Shares	AB Growth and Income Class B Shares
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class
TA Great Lakes Advisors Large Cap Value Service Class	TA Rothschild & Co Large Cap Value Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
LVIP JPMorgan Core Bond Standard Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
LVIP JPMorgan Mid Cap Value Standard Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
LVIP JPMorgan Small Cap Core Standard Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
LVIP JPMorgan U.S. Equity Standard Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$447,951	$1,865,056

AB Large Cap Growth Class B Shares	19,174	63,785

AB Relative Value Class B Shares	5,649,679	5,413,145

American Funds - Asset Allocation Class 2 Shares	3,253,288	6,375,455

American Funds - Asset Allocation Class 4 Shares	1,013,590	217,048

American Funds - Growth Class 2 Shares	10,733,383	21,227,606

American Funds - Growth Class 4 Shares	11,047,904	1,946,862

American Funds - Growth-Income Class 2 Shares	3,756,637	13,449,804

American Funds - Growth-Income Class 4 Shares	4,283,331	302,984

American Funds - International Class 2 Shares	2,835,859	8,916,588

American Funds - International Class 4 Shares	1,410,801	216,204

American Funds - New World Class 4 Shares	413,294	99,921

American Funds - The Bond Fund of America Class 2 Shares	7,217,551	3,499,732

American Funds - The Bond Fund of America Class 4 Shares	3,858,020	1,460,024

DFA VA Equity Allocation	-	-

DFA VA Global Bond	48,753	12,799

DFA VA Global Moderate Allocation	-	-

DFA VA International Small	-	-

DFA VA International Value	-	-

DFA VA Short-Term Fixed	-	-

DFA VA U.S. Large Value	-	-

DFA VA U.S. Targeted Value	-	-

Fidelity® VIP Balanced Service Class 2	4,704,239	8,617,465

Fidelity® VIP Consumer Staples Initial Class	526,759	135,584

Fidelity® VIP Contrafund® Initial Class	-	-

Fidelity® VIP Contrafund® Service Class 2	9,572,564	15,080,453

Fidelity® VIP Energy Service Class 2	1,642,420	711,230

Fidelity® VIP Equity-Income Service Class 2	45,027	70,069

Fidelity® VIP Growth Service Class 2	40,396	55,708

Fidelity® VIP Growth Opportunities Service Class 2	-	179

Fidelity® VIP Health Care Service Class 2	1,527,790	113,157

Fidelity® VIP Mid Cap Initial Class	-	-

Fidelity® VIP Mid Cap Service Class 2	6,572,329	7,306,779

Fidelity® VIP Technology Initial Class	12,418,176	3,876,009

Fidelity® VIP Utilities Initial Class	544,582	244,014

Fidelity® VIP Value Strategies Initial Class	574	1,973

Fidelity® VIP Value Strategies Service Class 2	3,112,229	5,730,733

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Franklin Allocation Class 4 Shares	$33,723	$144,565

Franklin Income Class 2 Shares	153,516	230,333

Franklin Mutual Shares Class 2 Shares	28,733	30,191

Franklin Templeton Foreign Class 2 Shares	24,107	49,880

Invesco V.I. American Franchise Series II Shares	3,129	15,052

Janus Henderson - Enterprise Service Shares	15,108	39,297

Janus Henderson - Global Research Service Shares	8,482	14,522

Janus Henderson - Mid Cap Value Service Shares	91	130

LVIP JPMorgan Core Bond Standard Shares	274,158	9,857

LVIP JPMorgan Mid Cap Value Standard Shares	212,512	1,778

LVIP JPMorgan Small Cap Core Standard Shares	-	-

LVIP JPMorgan U.S. Equity Standard Shares	167,797	2,980

MFS® New Discovery Service Class	-	101,450

MFS® Total Return Service Class	40,069	42,080

State Street Total Return V.I.S. Class 3 Shares	1,017,086	677,849

TA 60/40 Allocation Service Class	8,272,529	458,195

TA Aegon Bond Initial Class	2,096	23,797

TA Aegon Bond Service Class	1,806,693	10,317,566

TA Aegon Core Bond Service Class	2,891,766	11,311,441

TA Aegon High Yield Bond Initial Class	17,725	10,783

TA Aegon High Yield Bond Service Class	1,276,346	1,254,529

TA Aegon Sustainable Equity Income Initial Class	56,857	169,313

TA Aegon Sustainable Equity Income Service Class	817,545	6,017,462

TA Aegon U.S. Government Securities Initial Class	17,990	106,095

TA Aegon U.S. Government Securities Service Class	8,382,244	18,641,495

TA American Funds Managed Risk - Balanced Service Class	13,340,353	11,397,136

TA BlackRock Government Money Market Initial Class	13,999	134,560

TA BlackRock Government Money Market Service Class	24,085,631	27,337,858

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	4,420,717	4,548,407

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	18,972,008	9,279,853

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	4,093,548	4,274,408

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,283,950	7,559,707

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,343,439	7,060,973

TA BlackRock iShares Edge 100 Service Class	1,433,265	644,458

TA BlackRock iShares Edge 40 Initial Class	3,602	784

TA BlackRock iShares Edge 40 Service Class	898,998	4,162,540

TA BlackRock iShares Edge 50 Service Class	2,243,711	3,768,870

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 75 Service Class	$1,928,386	$2,924,620

TA BlackRock Real Estate Securities Initial Class	627	122,623

TA BlackRock Real Estate Securities Service Class	734,557	673,992

TA BlackRock Tactical Allocation Service Class	4,889,021	10,604,145

TA Goldman Sachs 70/30 Service Class	80,237	27,131

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	27,451,205	44,693,952

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,698,875	11,939,154

TA Goldman Sachs Managed Risk - Growth ETF Service Class	10,994,865	32,061,646

TA Great Lakes Advisors Large Cap Value Service Class	1,255,794	491,277

TA International Focus Initial Class	2,295	30,255

TA International Focus Service Class	681,415	1,524,401

TA Janus Balanced Service Class	8,390,837	14,638,074

TA Janus Mid-Cap Growth Initial Class	4,424	389

TA Janus Mid-Cap Growth Service Class	3,990,859	5,111,622

TA JPMorgan Asset Allocation - Conservative Initial Class	509	309

TA JPMorgan Asset Allocation - Conservative Service Class	1,764,994	9,023,463

TA JPMorgan Asset Allocation - Growth Initial Class	90,781	1,157

TA JPMorgan Asset Allocation - Growth Service Class	3,056,560	1,598,869

TA JPMorgan Asset Allocation - Moderate Initial Class	4,945	216,940

TA JPMorgan Asset Allocation - Moderate Service Class	8,860,628	32,162,833

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,368	39,696

TA JPMorgan Asset Allocation - Moderate Growth Service Class	9,966,642	24,337,721

TA JPMorgan Enhanced Index Initial Class	41,525	38,107

TA JPMorgan Enhanced Index Service Class	8,161,344	2,155,318

TA JPMorgan International Moderate Growth Service Class	933,759	4,240,510

TA JPMorgan Mid Cap Value Service Class	2,898,831	5,056,138

TA JPMorgan Tactical Allocation Service Class	1,832,877	21,511,300

TA Madison Diversified Income Service Class	772,839	1,063,897

TA Market Participation Strategy Service Class	798,705	3,497,398

TA Morgan Stanley Global Allocation Service Class	2,645,254	7,272,312

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	2,577,042	1,915,966

TA MSCI EAFE Index Service Class	2,398,830	940,159

TA Multi-Managed Balanced Initial Class	2,082	581

TA Multi-Managed Balanced Service Class	6,856,836	18,816,936

TA PIMCO Tactical - Balanced Service Class	1,925,304	5,097,886

TA PIMCO Tactical - Conservative Service Class	321,165	2,444,829

TA PIMCO Tactical - Growth Service Class	1,217,523	4,679,314

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA PineBridge Inflation Opportunities Service Class	$1,273,892	$2,578,457

TA ProFunds UltraBear Service Class (OAM)	175,221	304,526

TA S&P 500 Index Initial Class	-	-

TA S&P 500 Index Service Class	28,899,303	13,853,920

TA Small/Mid Cap Value Initial Class	331,578	231,534

TA Small/Mid Cap Value Service Class	3,266,192	1,860,730

TA T. Rowe Price Small Cap Initial Class	17,328	14,283

TA T. Rowe Price Small Cap Service Class	4,761,409	7,852,480

TA TS&W International Equity Initial Class	5,681	44,053

TA TS&W International Equity Service Class	939,804	747,095

TA WMC US Growth Initial Class	1,763,030	565,083

TA WMC US Growth Service Class	47,530,634	13,136,351

Vanguard® Balanced	1,256,869	81,875

Vanguard® Capital Growth	-	-

Vanguard® Conservative Allocation	93,765	82,936

Vanguard® Diversified Value	-	-

Vanguard® Equity Income	-	-

Vanguard® Equity Index	-	-

Vanguard® Global Bond Index	-	-

Vanguard® Growth	-	-

Vanguard® High Yield Bond	-	-

Vanguard® International	33,005	7,246

Vanguard® Mid-Cap Index	2,537,926	101,412

Vanguard® Moderate Allocation	834,578	297,655

Vanguard® Money Market	-	-

Vanguard® Real Estate Index	47,734	570

Vanguard® Short-Term Investment Grade	939,526	22,788

Vanguard® Total Bond Market Index	28,378	2,232

Vanguard® Total International Stock Market Index	-	-

Vanguard® Total Stock Market Index	-	-

Voya Global Perspectives Class S Shares	-	-

Voya Large Cap Value Class S Shares	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger Acorn	-	-

Wanger International	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	22,303	(185,100)	(162,797)	169,060	(199,756)	(30,696)

AB Large Cap Growth Class B Shares	-	(12,338)	(12,338)	-	(5,090)	(5,090)

AB Relative Value Class B Shares	266,728	(737,177)	(470,449)	347,761	(979,640)	(631,879)

American Funds - Asset Allocation Class 2 Shares	48,352	(776,077)	(727,725)	350,878	(1,262,654)	(911,776)

American Funds - Asset Allocation Class 4 Shares	66,207	(13,602)	52,605	262,262	(9,142)	253,120

American Funds - Growth Class 2 Shares	195,838	(779,163)	(583,325)	107,149	(484,178)	(377,029)

American Funds - Growth Class 4 Shares	701,934	(119,436)	582,498	224,932	(25,070)	199,862

American Funds - Growth-Income Class 2 Shares	69,460	(570,888)	(501,428)	61,143	(473,766)	(412,623)

American Funds - Growth-Income Class 4 Shares	291,133	(18,447)	272,686	85,647	(17,824)	67,823

American Funds - International Class 2 Shares	469,966	(1,573,186)	(1,103,220)	379,771	(1,198,311)	(818,540)

American Funds - International Class 4 Shares	120,097	(17,303)	102,794	35,836	(7,901)	27,935

American Funds - New World Class 4 Shares	33,179	(7,534)	25,645	22,833	(2,339)	20,494

American Funds - The Bond Fund of America Class 2 Shares	2,259,987	(1,082,538)	1,177,449	73,866	(621,210)	(547,344)

American Funds - The Bond Fund of America Class 4 Shares	421,944	(161,603)	260,341	127,307	(33,468)	93,839

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	4,413	(1,056)	3,357	13,861	(8,772)	5,089

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	326,335	(892,064)	(565,729)	264,547	(575,053)	(310,506)

Fidelity® VIP Consumer Staples Initial Class	38,189	(9,324)	28,865	28,880	(20,696)	8,184

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	376,807	(988,521)	(611,714)	133,804	(890,586)	(756,782)

Fidelity® VIP Energy Service Class 2	60,617	(25,655)	34,962	66,809	(33,786)	33,023

Fidelity® VIP Equity-Income Service Class 2	6,702	(22,190)	(15,488)	-	(6,769)	(6,769)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Growth Service Class 2	-	(10,038)	(10,038)	-	(6,920)	(6,920)

Fidelity® VIP Growth Opportunities Service Class 2	-	(41)	(41)	-	(44)	(44)

Fidelity® VIP Health Care Service Class 2	137,196	(8,949)	128,247	42,134	(18,951)	23,183

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	412,911	(442,842)	(29,931)	89,624	(423,869)	(334,245)

Fidelity® VIP Technology Initial Class	719,996	(219,519)	500,477	63,239	(3,295)	59,944

Fidelity® VIP Utilities Initial Class	39,152	(17,596)	21,556	47,836	(29,285)	18,551

Fidelity® VIP Value Strategies Initial Class	-	(79)	(79)	-	(300)	(300)

Fidelity® VIP Value Strategies Service Class 2	223,416	(390,329)	(166,913)	248,510	(265,240)	(16,730)

Franklin Allocation Class 4 Shares	-	(54,734)	(54,734)	-	(104,029)	(104,029)

Franklin Income Class 2 Shares	5,216	(121,892)	(116,676)	49	(81,079)	(81,030)

Franklin Mutual Shares Class 2 Shares	-	(16,472)	(16,472)	-	(6,503)	(6,503)

Franklin Templeton Foreign Class 2 Shares	3,333	(38,469)	(35,136)	-	(60,049)	(60,049)

Invesco V.I. American Franchise Series II Shares	-	(4,486)	(4,486)	-	(2,984)	(2,984)

Janus Henderson - Enterprise Service Shares	-	(7,154)	(7,154)	-	(1,358)	(1,358)

Janus Henderson - Global Research Service Shares	-	(4,976)	(4,976)	-	(5,085)	(5,085)

Janus Henderson - Mid Cap Value Service Shares	-	(32)	(32)	-	(35)	(35)

LVIP JPMorgan Core Bond Standard Shares	214,876	(6,746)	208,130	-	-	-

LVIP JPMorgan Mid Cap Value Standard Shares	47,875	-	47,875	-	-	-

LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	28,666	(306)	28,360	-	-	-

MFS® New Discovery Service Class	-	(23,812)	(23,812)	30	(22,643)	(22,613)

MFS® Total Return Service Class	-	(15,433)	(15,433)	89	(51,072)	(50,983)

State Street Total Return V.I.S. Class 3 Shares	78,995	(148,893)	(69,898)	47,216	(111,283)	(64,067)

TA 60/40 Allocation Service Class	617,262	(32,509)	584,753	95,474	(11,990)	83,484

TA Aegon Bond Initial Class	184	(13,755)	(13,571)	54	(9,401)	(9,347)

TA Aegon Bond Service Class	454,202	(3,223,990)	(2,769,788)	365,456	(3,278,725)	(2,913,269)

TA Aegon Core Bond Service Class	544,033	(2,373,915)	(1,829,882)	321,452	(1,531,046)	(1,209,594)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon High Yield Bond Initial Class	5,804	(3,632)	2,172	-	(639)	(639)

TA Aegon High Yield Bond Service Class	107,874	(175,078)	(67,204)	40,629	(242,186)	(201,557)

TA Aegon Sustainable Equity Income Initial Class	1,532	(47,505)	(45,973)	3,293	(43,856)	(40,563)

TA Aegon Sustainable Equity Income Service Class	50,932	(989,579)	(938,647)	221,082	(675,954)	(454,872)

TA Aegon U.S. Government Securities Initial Class	7,426	(57,671)	(50,245)	9	(5,896)	(5,887)

TA Aegon U.S. Government Securities Service Class	1,237,724	(3,331,227)	(2,093,503)	6,047,591	(2,238,796)	3,808,795

TA American Funds Managed Risk - Balanced Service Class	191,508	(844,577)	(653,069)	526,484	(519,355)	7,129

TA BlackRock Government Money Market Initial Class	1,143	(99,044)	(97,901)	180,933	(223,249)	(42,316)

TA BlackRock Government Money Market Service Class	4,237,503	(6,246,267)	(2,008,764)	6,591,115	(5,889,469)	701,646

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	398,457	(835,831)	(437,374)	210,680	(594,436)	(383,756)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	1,655,739	(1,943,250)	(287,511)	411,842	(2,544,944)	(2,133,102)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	988,432	(1,010,589)	(22,157)	187,752	(1,039,768)	(852,016)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	93,440	(1,335,104)	(1,241,664)	105,522	(1,620,231)	(1,514,709)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	153,087	(970,525)	(817,438)	85,133	(936,685)	(851,552)

TA BlackRock iShares Edge 100 Service Class	42,705	(36,266)	6,439	11,760	(1,522,629)	(1,510,869)

TA BlackRock iShares Edge 40 Initial Class	735	(6)	729	32	(313)	(281)

TA BlackRock iShares Edge 40 Service Class	39,818	(735,324)	(695,506)	189,995	(864,464)	(674,469)

TA BlackRock iShares Edge 50 Service Class	108,425	(267,542)	(159,117)	121,047	(302,361)	(181,314)

TA BlackRock iShares Edge 75 Service Class	81,701	(190,710)	(109,009)	90,715	(1,088,854)	(998,139)

TA BlackRock Real Estate Securities Initial Class	-	(42,760)	(42,760)	-	(408)	(408)

TA BlackRock Real Estate Securities Service Class	89,457	(139,977)	(50,520)	76,314	(145,747)	(69,433)

TA BlackRock Tactical Allocation Service Class	269,266	(2,033,052)	(1,763,786)	106,809	(2,518,560)	(2,411,751)

TA Goldman Sachs 70/30 Service Class	4,566	(1,600)	2,966	16,760	(1,055)	15,705

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	853,501	(9,026,706)	(8,173,205)	629,987	(9,520,274)	(8,890,287)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	184,924	(3,215,025)	(3,030,101)	167,859	(2,197,326)	(2,029,467)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	425,646	(6,600,677)	(6,175,031)	417,945	(10,440,563)	(10,022,618)

TA Great Lakes Advisors Large Cap Value Service Class	81,573	(35,369)	46,204	130,948	(67,682)	63,266

TA International Focus Initial Class	-	(14,069)	(14,069)	684	(4,354)	(3,670)

TA International Focus Service Class	48,109	(254,636)	(206,527)	59,341	(147,276)	(87,935)

TA Janus Balanced Service Class	462,298	(1,304,845)	(842,547)	615,274	(1,876,162)	(1,260,888)

TA Janus Mid-Cap Growth Initial Class	-	(76)	(76)	-	(82)	(82)

TA Janus Mid-Cap Growth Service Class	56,654	(633,239)	(576,585)	118,629	(466,477)	(347,848)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	117,041	(2,383,645)	(2,266,604)	925,395	(2,945,776)	(2,020,381)

TA JPMorgan Asset Allocation - Growth Initial Class	28,209	-	28,209	-	-	-

TA JPMorgan Asset Allocation - Growth Service Class	167,354	(108,956)	58,398	48,253	(169,819)	(121,566)

TA JPMorgan Asset Allocation - Moderate Initial Class	-	(95,699)	(95,699)	-	-	-

TA JPMorgan Asset Allocation - Moderate Service Class	337,229	(6,663,031)	(6,325,802)	990,605	(7,876,275)	(6,885,670)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(16,019)	(16,019)	-	(28)	(28)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	158,253	(3,760,474)	(3,602,221)	338,895	(4,962,815)	(4,623,920)

TA JPMorgan Enhanced Index Initial Class	15	(4,985)	(4,970)	4,821	(13,283)	(8,462)

TA JPMorgan Enhanced Index Service Class	336,896	(149,192)	187,704	46,731	(63,894)	(17,163)

TA JPMorgan International Moderate Growth Service Class	220,259	(1,272,708)	(1,052,449)	333,470	(1,661,879)	(1,328,409)

TA JPMorgan Mid Cap Value Service Class	87,193	(343,419)	(256,226)	167,875	(295,575)	(127,700)

TA JPMorgan Tactical Allocation Service Class	154,428	(2,701,458)	(2,547,030)	206,454	(1,520,957)	(1,314,503)

TA Madison Diversified Income Service Class	30,684	(80,237)	(49,553)	47,869	(50,384)	(2,515)

TA Market Participation Strategy Service Class	182,125	(610,440)	(428,315)	77,428	(701,168)	(623,740)

TA Morgan Stanley Global Allocation Service Class	440,101	(1,651,687)	(1,211,586)	143,851	(1,616,913)	(1,473,062)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	27,032	(176,349)	(149,317)	21,318	(134,299)	(112,981)

TA MSCI EAFE Index Service Class	187,659	(72,241)	115,418	54,515	(64,967)	(10,452)

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Service Class	154,113	(1,410,596)	(1,256,483)	397,680	(1,819,723)	(1,422,043)

TA PIMCO Tactical - Balanced Service Class	155,908	(1,102,359)	(946,451)	166,645	(1,015,569)	(848,924)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Conservative Service Class	29,320	(385,749)	(356,429)	80,707	(774,795)	(694,088)

TA PIMCO Tactical - Growth Service Class	99,291	(668,530)	(569,239)	80,252	(570,730)	(490,478)

TA PineBridge Inflation Opportunities Service Class	97,450	(745,695)	(648,245)	349,310	(1,456,733)	(1,107,423)

TA ProFunds UltraBear Service Class (OAM)	25,519,615	(37,101,105)	(11,581,490)	147,387,481	(28,588,392)	118,799,089

TA S&P 500 Index Initial Class	-	-	-	1	(1)	-

TA S&P 500 Index Service Class	1,517,230	(719,140)	798,090	1,073,014	(1,066,259)	6,755

TA Small/Mid Cap Value Initial Class	-	(10,093)	(10,093)	338	(3,350)	(3,012)

TA Small/Mid Cap Value Service Class	105,969	(212,142)	(106,173)	84,252	(276,598)	(192,346)

TA T. Rowe Price Small Cap Initial Class	3,244	(3,594)	(350)	289	(1,279)	(990)

TA T. Rowe Price Small Cap Service Class	144,831	(628,100)	(483,269)	152,542	(539,598)	(387,056)

TA TS&W International Equity Initial Class	6	(13,152)	(13,146)	6	(13,685)	(13,679)

TA TS&W International Equity Service Class	95,160	(75,712)	19,448	92,778	(228,291)	(135,513)

TA WMC US Growth Initial Class	499,754	(150,875)	348,879	-	(121,498)	(121,498)

TA WMC US Growth Service Class	1,955,399	(1,092,573)	862,826	95,227	(593,157)	(497,930)

Vanguard® Balanced	105,475	(4,340)	101,135	50,216	(54,940)	(4,724)

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	7,712	(7,777)	(65)	10,750	(16,636)	(5,886)

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	870	(188)	682	4,558	(140)	4,418

Vanguard® Mid-Cap Index	109,939	(2,725)	107,214	25,730	(1,810)	23,920

Vanguard® Moderate Allocation	71,978	(25,250)	46,728	74,954	(21,270)	53,684

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	3,191	(23)	3,168	-	(23)	(23)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Short-Term Investment Grade	86,600	(1,716)	84,884	8,700	(1,022)	7,678

Vanguard® Total Bond Market Index	2,545	(135)	2,410	8,934	(36)	8,898

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$155,610	$(1,796,461)	$(1,640,851)	$1,712,386	$(1,036,924)	$675,462

AB Large Cap Growth Class B Shares	-	(60,226)	(60,226)	-	(24,202)	(24,202)

AB Relative Value Class B Shares	2,912,666	(5,071,685)	(2,159,019)	7,106,464	(7,908,532)	(802,068)

American Funds - Asset Allocation Class 2 Shares	584,351	(5,706,432)	(5,122,081)	2,811,392	(12,318,114)	(9,506,722)

American Funds - Asset Allocation Class 4 Shares	772,377	(161,289)	611,088	3,105,497	(107,549)	2,997,948

American Funds - Growth Class 2 Shares	6,229,542	(20,134,982)	(13,905,440)	2,739,993	(9,628,581)	(6,888,588)

American Funds - Growth Class 4 Shares	10,376,453	(1,816,151)	8,560,302	3,108,823	(332,109)	2,776,714

American Funds - Growth-Income Class 2 Shares	1,321,800	(12,915,744)	(11,593,944)	597,492	(6,356,131)	(5,758,639)

American Funds - Growth-Income Class 4 Shares	4,081,339	(255,608)	3,825,731	1,142,055	(229,637)	912,418

American Funds - International Class 2 Shares	2,591,763	(8,563,575)	(5,971,812)	1,724,794	(3,516,100)	(1,791,306)

American Funds - International Class 4 Shares	1,388,043	(195,617)	1,192,426	410,374	(85,066)	325,308

American Funds - New World Class 4 Shares	403,839	(91,129)	312,710	302,750	(27,629)	275,121

American Funds - The Bond Fund of America Class 2 Shares	6,581,369	(3,246,246)	3,335,123	618,952	(2,535,343)	(1,916,391)

American Funds - The Bond Fund of America Class 4 Shares	3,733,117	(1,426,156)	2,306,961	1,175,030	(304,792)	870,238

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	40,219	(9,566)	30,653	128,466	(81,068)	47,398

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	2,715,922	(8,144,213)	(5,428,291)	2,600,073	(4,810,430)	(2,210,357)

Fidelity® VIP Consumer Staples Initial Class	507,387	(127,468)	379,919	387,513	(272,762)	114,751

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	7,131,999	(14,291,555)	(7,159,556)	3,044,453	(11,368,599)	(8,324,146)

Fidelity® VIP Energy Service Class 2	1,603,697	(687,347)	916,350	1,633,030	(795,930)	837,100

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	$25,162	$(63,831)	$(38,669)	$-	$(17,004)	$(17,004)

Fidelity® VIP Growth Service Class 2	-	(43,963)	(43,963)	-	(28,090)	(28,090)

Fidelity® VIP Growth Opportunities Service Class 2	-	(118)	(118)	-	(242)	(242)

Fidelity® VIP Health Care Service Class 2	1,534,330	(99,296)	1,435,034	466,400	(200,773)	265,627

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	5,801,759	(7,038,730)	(1,236,971)	1,773,545	(6,569,092)	(4,795,547)

Fidelity® VIP Technology Initial Class	12,352,848	(3,810,755)	8,542,093	887,522	(49,269)	838,253

Fidelity® VIP Utilities Initial Class	513,950	(234,451)	279,499	651,053	(399,668)	251,385

Fidelity® VIP Value Strategies Initial Class	-	(1,896)	(1,896)	-	(6,876)	(6,876)

Fidelity® VIP Value Strategies Service Class 2	2,626,584	(5,588,609)	(2,962,025)	4,620,200	(4,512,359)	107,841

Franklin Allocation Class 4 Shares	-	(126,032)	(126,032)	-	(233,494)	(233,494)

Franklin Income Class 2 Shares	8,933	(211,461)	(202,528)	80	(139,406)	(139,326)

Franklin Mutual Shares Class 2 Shares	-	(26,193)	(26,193)	-	(10,264)	(10,264)

Franklin Templeton Foreign Class 2 Shares	3,701	(40,521)	(36,820)	-	(57,588)	(57,588)

Invesco V.I. American Franchise Series II Shares	-	(12,918)	(12,918)	-	(8,705)	(8,705)

Janus Henderson - Enterprise Service Shares	-	(36,642)	(36,642)	-	(7,302)	(7,302)

Janus Henderson - Global Research Service Shares	-	(10,993)	(10,993)	-	(10,633)	(10,633)

Janus Henderson - Mid Cap Value Service Shares	-	(97)	(97)	-	(115)	(115)

LVIP JPMorgan Core Bond Standard Shares	271,358	(8,270)	263,088	-	-	-

LVIP JPMorgan Mid Cap Value Standard Shares	208,446	-	208,446	-	-	-

LVIP JPMorgan Small Cap Core Standard Shares	-	-	-	-	-	-

LVIP JPMorgan U.S. Equity Standard Shares	166,108	(1,849)	164,259	-	-	-

MFS® New Discovery Service Class	-	(87,988)	(87,988)	106	(100,691)	(100,585)

MFS® Total Return Service Class	-	(32,755)	(32,755)	210	(111,870)	(111,660)

State Street Total Return V.I.S. Class 3 Shares	934,191	(623,714)	310,477	584,688	(549,379)	35,309

TA 60/40 Allocation Service Class	8,223,804	(410,794)	7,813,010	1,208,864	(146,808)	1,062,056

TA Aegon Bond Initial Class	281	(21,126)	(20,845)	85	(14,568)	(14,483)

TA Aegon Bond Service Class	1,588,033	(9,758,670)	(8,170,637)	1,845,654	(10,309,986)	(8,464,332)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon Core Bond Service Class	$2,309,725	$(10,949,986)	$(8,640,261)	$2,433,379	$(5,085,634)	$(2,652,255)

TA Aegon High Yield Bond Initial Class	15,304	(10,129)	5,175	-	(5,352)	(5,352)

TA Aegon High Yield Bond Service Class	1,018,379	(1,178,915)	(160,536)	394,362	(1,437,305)	(1,042,943)

TA Aegon Sustainable Equity Income Initial Class	4,466	(136,452)	(131,986)	8,852	(122,811)	(113,959)

TA Aegon Sustainable Equity Income Service Class	582,688	(5,845,738)	(5,263,050)	2,126,577	(3,506,724)	(1,380,147)

TA Aegon U.S. Government Securities Initial Class	14,034	(103,246)	(89,212)	17	(12,191)	(12,174)

TA Aegon U.S. Government Securities Service Class	7,905,234	(18,175,820)	(10,270,586)	33,570,157	(13,124,235)	20,445,922

TA American Funds Managed Risk - Balanced Service Class	2,415,573	(10,552,597)	(8,137,024)	6,598,726	(6,556,497)	42,229

TA BlackRock Government Money Market Initial Class	1,497	(130,888)	(129,391)	232,211	(286,589)	(54,378)

TA BlackRock Government Money Market Service Class	22,398,060	(26,883,163)	(4,485,103)	25,322,168	(24,053,116)	1,269,052

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	4,211,181	(4,370,969)	(159,788)	502,658	(2,328,064)	(1,825,406)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	18,195,805	(8,580,947)	9,614,858	1,301,746	(9,259,193)	(7,957,447)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,707,766	(3,889,743)	(181,977)	511,503	(3,638,271)	(3,126,768)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	530,499	(6,847,064)	(6,316,565)	599,245	(7,666,179)	(7,066,934)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	927,332	(6,623,171)	(5,695,839)	490,398	(5,794,234)	(5,303,836)

TA BlackRock iShares Edge 100 Service Class	698,362	(595,888)	102,474	192,039	(25,259,792)	(25,067,753)

TA BlackRock iShares Edge 40 Initial Class	1,427	(11)	1,416	59	(578)	(519)

TA BlackRock iShares Edge 40 Service Class	174,550	(3,902,007)	(3,727,457)	2,268,885	(3,153,285)	(884,400)

TA BlackRock iShares Edge 50 Service Class	1,360,062	(3,322,195)	(1,962,133)	1,513,926	(3,923,986)	(2,410,060)

TA BlackRock iShares Edge 75 Service Class	1,145,814	(2,723,592)	(1,577,778)	1,342,409	(15,837,491)	(14,495,082)

TA BlackRock Real Estate Securities Initial Class	-	(121,561)	(121,561)	-	(1,094)	(1,094)

TA BlackRock Real Estate Securities Service Class	523,701	(624,007)	(100,306)	549,229	(914,455)	(365,226)

TA BlackRock Tactical Allocation Service Class	955,045	(9,735,860)	(8,780,815)	474,785	(11,381,420)	(10,906,635)

TA Goldman Sachs 70/30 Service Class	56,628	(19,506)	37,122	202,326	(12,637)	189,689

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$3,962,754	$(41,062,234)	$(37,099,480)	$1,950,151	$(48,857,805)	$(46,907,654)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	964,052	(11,383,642)	(10,419,590)	1,505,798	(8,596,974)	(7,091,176)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	2,689,951	(29,317,050)	(26,627,099)	1,896,437	(67,347,635)	(65,451,198)

TA Great Lakes Advisors Large Cap Value Service Class	1,016,020	(448,624)	567,396	1,609,114	(817,138)	791,976

TA International Focus Initial Class	-	(28,974)	(28,974)	10,264	(8,079)	2,185

TA International Focus Service Class	564,367	(1,439,790)	(875,423)	681,966	(1,007,676)	(325,710)

TA Janus Balanced Service Class	4,834,496	(13,490,845)	(8,656,349)	6,213,874	(15,404,444)	(9,190,570)

TA Janus Mid-Cap Growth Initial Class	-	(189)	(189)	-	(243)	(243)

TA Janus Mid-Cap Growth Service Class	1,018,105	(4,914,855)	(3,896,750)	2,475,948	(4,693,453)	(2,217,505)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	952,383	(8,490,963)	(7,538,580)	7,940,251	(11,182,824)	(3,242,573)

TA JPMorgan Asset Allocation - Growth Initial Class	86,655	-	86,655	-	(2)	(2)

TA JPMorgan Asset Allocation - Growth Service Class	2,718,670	(1,446,055)	1,272,615	778,455	(2,489,930)	(1,711,475)

TA JPMorgan Asset Allocation - Moderate Initial Class	-	(212,823)	(212,823)	-	-	-

TA JPMorgan Asset Allocation - Moderate Service Class	2,485,499	(28,954,236)	(26,468,737)	5,644,979	(33,698,929)	(28,053,950)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(39,053)	(39,053)	-	(69)	(69)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,286,807	(22,455,318)	(21,168,511)	2,390,049	(22,869,890)	(20,479,841)

TA JPMorgan Enhanced Index Initial Class	82	(27,785)	(27,703)	124,407	(263,360)	(138,953)

TA JPMorgan Enhanced Index Service Class	7,549,842	(2,036,694)	5,513,148	1,076,808	(1,324,248)	(247,440)

TA JPMorgan International Moderate Growth Service Class	593,941	(3,888,819)	(3,294,878)	734,712	(4,701,863)	(3,967,151)

TA JPMorgan Mid Cap Value Service Class	1,428,001	(4,886,420)	(3,458,419)	3,137,531	(4,275,570)	(1,138,039)

TA JPMorgan Tactical Allocation Service Class	747,597	(20,587,624)	(19,840,027)	936,878	(8,528,706)	(7,591,828)

TA Madison Diversified Income Service Class	406,833	(993,997)	(587,164)	567,056	(629,128)	(62,072)

TA Market Participation Strategy Service Class	731,050	(3,210,095)	(2,479,045)	185,869	(5,106,915)	(4,921,046)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Global Allocation Service Class	$961,416	$(6,670,676)	$(5,709,260)	$1,093,404	$(7,272,035)	$(6,178,631)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	270,772	(1,772,232)	(1,501,460)	215,876	(1,381,034)	(1,165,158)

TA MSCI EAFE Index Service Class	2,250,221	(860,248)	1,389,973	633,621	(729,283)	(95,662)

TA Multi-Managed Balanced Initial Class	-	(2)	(2)	-	2	2

TA Multi-Managed Balanced Service Class	2,089,843	(17,512,613)	(15,422,770)	3,808,295	(21,828,866)	(18,020,571)

TA PIMCO Tactical - Balanced Service Class	1,709,087	(4,809,275)	(3,100,188)	678,400	(3,887,062)	(3,208,662)

TA PIMCO Tactical - Conservative Service Class	186,997	(2,297,410)	(2,110,413)	159,213	(3,147,937)	(2,988,724)

TA PIMCO Tactical - Growth Service Class	991,315	(4,328,835)	(3,337,520)	450,593	(3,332,471)	(2,881,878)

TA PineBridge Inflation Opportunities Service Class	658,094	(2,436,055)	(1,777,961)	2,589,289	(6,014,566)	(3,425,277)

TA ProFunds UltraBear Service Class (OAM)	176,296	(203,794)	(27,498)	1,191,731	(270,353)	921,378

TA S&P 500 Index Initial Class	-	-	-	10	(10)	-

TA S&P 500 Index Service Class	27,266,790	(12,977,915)	14,288,875	18,502,965	(19,188,317)	(685,352)

TA Small/Mid Cap Value Initial Class	-	(189,188)	(189,188)	7,758	(63,512)	(55,754)

TA Small/Mid Cap Value Service Class	1,761,696	(1,706,266)	55,430	1,137,325	(3,133,460)	(1,996,135)

TA T. Rowe Price Small Cap Initial Class	12,912	(12,855)	57	5,440	(8,185)	(2,745)

TA T. Rowe Price Small Cap Service Class	3,237,353	(7,452,652)	(4,215,299)	2,502,799	(6,149,955)	(3,647,156)

TA TS&W International Equity Initial Class	15	(36,755)	(36,740)	15	(33,385)	(33,370)

TA TS&W International Equity Service Class	892,114	(666,052)	226,062	1,203,915	(2,390,191)	(1,186,276)

TA WMC US Growth Initial Class	1,594,512	(492,752)	1,101,760	-	(360,193)	(360,193)

TA WMC US Growth Service Class	45,497,872	(12,439,182)	33,058,690	1,519,641	(6,841,748)	(5,322,107)

Vanguard® Balanced	1,155,454	(48,700)	1,106,754	552,087	(608,960)	(56,873)

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	76,129	(75,937)	192	105,183	(164,660)	(59,477)

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® High Yield Bond	$-	$-	$-	$-	$-	$-

Vanguard® International	17,388	(3,630)	13,758	83,944	(2,802)	81,142

Vanguard® Mid-Cap Index	2,481,349	(64,602)	2,416,747	618,336	(43,235)	575,101

Vanguard® Moderate Allocation	754,577	(270,419)	484,158	833,829	(223,264)	610,565

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	46,333	(353)	45,980	-	(387)	(387)

Vanguard® Short-Term Investment Grade	935,242	(18,452)	916,790	93,271	(10,941)	82,330

Vanguard® Total Bond Market Index	26,082	(1,366)	24,716	93,271	(368)	92,903

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and Total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2023		860,435	$16.85	to	$11.95	$3,726,253	0.95%	0.40%	to	2.70%	12.21%	to	9.71%
12/31/2022		1,023,232	15.02	to	10.90	4,998,693	3.35	0.40	to	2.70	(19.49)	to	(21.29)
12/31/2021		1,053,928	18.65	to	13.84	5,577,973	0.24	0.40	to	2.70	12.91	to	10.38
12/31/2020		1,310,749	16.52	to	12.54	5,728,383	2.16	0.40	to	2.70	8.82	to	6.38
12/31/2019		1,415,672	15.18	to	11.79	5,775,013	2.35	0.40	to	2.70	17.73	to	15.10
AB Large Cap Growth Class B Shares
12/31/2023		47,945	5.65	to	4.02	263,304	-	1.15	to	2.50	33.26	to	31.51
12/31/2022		60,283	4.24	to	3.05	249,153	-	1.15	to	2.50	(29.50)	to	(30.43)
12/31/2021		65,373	6.01	to	4.39	384,520	-	1.15	to	2.50	27.19	to	25.52
12/31/2020		74,990	4.73	to	3.50	347,013	-	1.15	to	2.50	33.61	to	31.85
12/31/2019		110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84	to	31.09
AB Relative Value Class B Shares
12/31/2023		2,685,372	27.09	to	2.80	30,433,103	1.29	0.40	to	2.50	11.28	to	9.00
12/31/2022		3,155,821	24.35	to	2.56	29,665,837	1.13	0.40	to	2.50	(4.80)	to	(6.75)
12/31/2021		3,787,700	25.57	to	2.75	32,182,843	0.68	0.40	to	2.50	27.33	to	24.72
12/31/2020		3,483,052	20.09	to	2.21	21,508,118	1.29	0.40	to	2.50	2.06	to	(0.03)
12/31/2019		4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12	to	20.60
American Funds - Asset Allocation Class 2 Shares
12/31/2023		5,874,465	21.25	to	14.10	45,710,451	2.18	0.60	to	2.80	13.59	to	11.17
12/31/2022		6,602,190	18.71	to	12.68	45,580,310	1.78	0.60	to	2.80	(13.92)	to	(15.76)
12/31/2021		7,513,966	21.74	to	15.05	64,268,866	1.46	0.60	to	2.80	14.41	to	11.97
12/31/2020		8,833,232	19.00	to	13.44	68,325,699	1.66	0.60	to	2.80	11.78	to	9.39
12/31/2019		10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51	to	17.93
American Funds - Asset Allocation Class 4 Shares
12/31/2023		354,776	13.31	to	12.46	4,548,518	2.13	0.40	to	2.20	13.57	to	11.55
12/31/2022		302,171	11.72	to	11.17	3,439,760	3.25	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021		49,051	13.63	to	13.23	656,896	2.83	0.40	to	2.20	14.38	to	12.34
12/31/2020	(1)	-	11.92	to	11.77	-	-	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2023		2,956,979	42.66	to	24.49	78,648,665	0.35	0.60	to	2.80	37.66	to	34.72
12/31/2022		3,540,304	30.99	to	18.18	69,410,498	0.31	0.60	to	2.80	(30.36)	to	(31.84)
12/31/2021		3,917,333	44.50	to	26.67	109,536,663	0.21	0.60	to	2.80	21.26	to	18.67
12/31/2020		4,828,493	36.70	to	22.48	106,715,815	0.32	0.60	to	2.80	51.17	to	47.94
12/31/2019		5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99	to	27.21
American Funds - Growth Class 4 Shares
12/31/2023		1,161,072	17.59	to	16.47	19,620,231	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022		578,574	12.77	to	12.18	7,173,474	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021		378,712	18.34	to	17.80	6,816,978	0.05	0.33	to	2.13	21.28	to	19.12
12/31/2020	(1)	6,439	15.12	to	14.94	96,620	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2023		1,992,599	31.69	to	18.35	33,963,618	1.26	0.60	to	2.80	25.39	to	22.71
12/31/2022		2,494,027	25.27	to	14.95	37,848,279	1.24	0.60	to	2.80	(16.99)	to	(18.76)
12/31/2021		2,906,650	30.45	to	18.41	52,754,282	1.06	0.60	to	2.80	23.35	to	20.72
12/31/2020		3,464,076	24.68	to	15.25	53,391,654	1.40	0.60	to	2.80	12.87	to	10.45
12/31/2019		3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38	to	22.70
American Funds - Growth-Income Class 4 Shares
12/31/2023		440,404	16.12	to	15.09	6,828,828	1.59	0.33	to	2.13	25.41	to	23.18
12/31/2022		167,718	12.86	to	12.25	2,095,316	1.22	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021		99,895	15.48	to	15.03	1,520,514	1.55	0.33	to	2.13	23.39	to	21.19
12/31/2020	(1)	2,505	12.55	to	12.40	31,202	1.39	0.33	to	2.13	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - International Class 2 Shares
12/31/2023		4,620,914	$14.85	to	$11.98	$22,808,751	1.18%	0.60%	to	2.80%	15.15%	to	12.70%
12/31/2022		5,724,134	12.89	to	10.63	25,590,522	1.71	0.60	to	2.80	(21.26)	to	(22.94)
12/31/2021		6,542,674	16.37	to	13.79	35,090,632	2.38	0.60	to	2.80	(2.09)	to	(4.18)
12/31/2020		7,967,374	16.72	to	14.39	37,493,013	0.63	0.60	to	2.80	13.29	to	10.87
12/31/2019		11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15	to	19.54
American Funds - International Class 4 Shares
12/31/2023		214,244	12.45	to	11.65	2,575,449	1.39	0.33	to	2.13	15.18	to	13.13
12/31/2022		111,450	10.81	to	10.30	1,174,034	1.68	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021		83,515	13.73	to	13.32	1,129,244	5.94	0.33	to	2.13	(2.04)	to	(3.78)
12/31/2020	(1)	-	14.02	to	13.85	-	-	0.33	to	2.13	-	to	-
American Funds - New World Class 4 Shares
12/31/2023		72,660	13.40	to	12.54	939,316	1.46	0.35	to	2.15	15.27	to	13.22
12/31/2022		47,015	11.63	to	11.08	531,517	1.18	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021		26,521	15.00	to	14.56	390,932	1.26	0.35	to	2.15	4.26	to	2.40
12/31/2020	(1)	-	14.39	to	14.22	-	-	0.35	to	2.15	-	to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2023		4,423,664	11.10	to	9.36	19,668,943	3.76	0.60	to	2.80	4.39	to	2.17
12/31/2022		3,246,215	10.64	to	9.17	15,728,870	2.85	0.60	to	2.80	(13.10)	to	(14.96)
12/31/2021		3,793,559	12.24	to	10.78	20,360,818	1.33	0.60	to	2.80	(0.90)	to	(3.02)
12/31/2020		4,187,083	12.35	to	11.11	22,035,060	2.21	0.60	to	2.80	9.08	to	6.75
12/31/2019		4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70	to	6.38
American Funds - The Bond Fund of America Class 4 Shares
12/31/2023		463,343	9.42	to	8.82	4,214,031	4.61	0.31	to	2.11	4.40	to	2.54
12/31/2022		203,002	9.02	to	8.60	1,779,049	3.31	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021		109,163	10.37	to	10.07	1,113,226	1.93	0.31	to	2.11	(0.89)	to	(2.66)
12/31/2020	(1)	-	10.47	to	10.34	-	-	0.31	to	2.11	-	to	-
DFA VA Equity Allocation
12/31/2023		-	14.37	to	14.26	-	-	0.27	to	0.47	19.82	to	19.58
12/31/2022		-	11.99	to	11.92	-	-	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021		-	13.93	to	13.88	-	-	0.27	to	0.47	24.04	to	23.79
12/31/2020		-	11.23	to	11.21	-	-	0.27	to	0.47	11.85	to	11.63
12/31/2019	(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-
DFA VA Global Bond
12/31/2023		23,806	9.78	to	8.98	220,526	4.45	0.27	to	2.60	4.77	to	2.36
12/31/2022		20,449	9.34	to	8.77	183,576	1.74	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021		15,360	9.99	to	9.61	149,936	0.55	0.27	to	2.60	(1.31)	to	(3.58)
12/31/2020		-	10.13	to	9.96	-	-	0.27	to	2.60	1.18	to	0.98
12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-
DFA VA Global Moderate Allocation
12/31/2023		-	12.88	to	12.78	-	-	0.27	to	0.47	14.42	to	14.19
12/31/2022		-	11.26	to	11.19	-	-	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021		-	12.68	to	12.63	-	-	0.27	to	0.47	13.90	to	13.67
12/31/2020		-	11.13	to	11.11	-	-	0.27	to	0.47	10.99	to	10.77
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA International Small
12/31/2023		-	11.82	to	11.73	-	-	0.27	to	0.47	13.80	to	13.58
12/31/2022		-	10.39	to	10.33	-	-	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021		-	12.65	to	12.60	-	-	0.27	to	0.47	14.26	to	14.03
12/31/2020		-	11.07	to	11.05	-	-	0.27	to	0.47	9.12	to	8.90
12/31/2019	(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA International Value
12/31/2023		-	$13.10	to	$13.00	$-	-%	0.27%	to	0.47%	17.54%	to	17.31%
12/31/2022		-	11.15	to	11.08	-	-	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021		-	11.58	to	11.53	-	-	0.27	to	0.47	17.80	to	17.56
12/31/2020		-	9.83	to	9.81	-	-	0.27	to	0.47	(2.03)	to	(2.23)
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA Short-Term Fixed
12/31/2023		-	10.31	to	10.22	-	-	0.27	to	0.47	4.70	to	4.49
12/31/2022		-	9.84	to	9.78	-	-	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021		-	9.99	to	9.95	-	-	0.27	to	0.47	(0.46)	to	(0.66)
12/31/2020		-	10.03	to	10.01	-	-	0.27	to	0.47	0.33	to	0.13
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Large Value
12/31/2023		-	13.11	to	13.01	-	-	0.27	to	0.47	10.62	to	10.40
12/31/2022		-	11.86	to	11.78	-	-	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021		-	12.50	to	12.45	-	-	0.27	to	0.47	26.69	to	26.44
12/31/2020		-	9.86	to	9.84	-	-	0.27	to	0.47	(1.64)	to	(1.84)
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Targeted Value
12/31/2023		-	16.51	to	16.38	-	-	0.27	to	0.47	19.71	to	19.47
12/31/2022		-	13.79	to	13.71	-	-	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021		-	14.44	to	14.38	-	-	0.27	to	0.47	39.30	to	39.03
12/31/2020		-	10.36	to	10.34	-	-	0.27	to	0.47	3.70	to	3.50
12/31/2019	(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-
Fidelity® VIP Balanced Service Class 2
12/31/2023		4,617,010	24.92	to	16.46	37,699,205	1.51	0.40	to	2.50	20.75	to	18.29
12/31/2022		5,182,739	20.63	to	13.91	36,390,563	1.05	0.40	to	2.50	(18.51)	to	(20.18)
12/31/2021		5,493,245	25.32	to	17.43	47,618,986	0.72	0.40	to	2.50	17.52	to	15.11
12/31/2020		6,488,999	21.55	to	15.14	44,888,978	1.30	0.40	to	2.50	21.64	to	19.15
12/31/2019		7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62	to	21.09
Fidelity® VIP Consumer Staples Initial Class
12/31/2023		47,083	14.10	to	13.20	640,729	2.09	0.70	to	2.50	2.42	to	0.60
12/31/2022		18,218	13.76	to	13.12	244,657	1.56	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021		10,034	13.95	to	13.53	138,124	3.06	0.70	to	2.50	13.44	to	11.42
12/31/2020	(1)	-	12.29	to	12.15	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2023		-	33.80	to	32.56	-	-	0.65	to	1.00	32.59	to	32.13
12/31/2022		-	25.49	to	24.64	-	-	0.65	to	1.00	(26.79)	to	(27.05)
12/31/2021		-	34.82	to	33.78	-	-	0.65	to	1.00	27.01	to	26.56
12/31/2020		-	27.42	to	26.69	-	-	0.65	to	1.00	29.72	to	29.27
12/31/2019		-	21.14	to	20.65	-	-	0.65	to	1.00	30.73	to	30.27
Fidelity® VIP Contrafund® Service Class 2
12/31/2023		4,271,528	33.17	to	4.79	69,449,672	0.25	0.40	to	2.50	32.59	to	29.88
12/31/2022		4,883,242	25.02	to	3.68	59,223,804	0.25	0.40	to	2.50	(26.78)	to	(28.28)
12/31/2021		5,640,024	34.16	to	5.14	92,076,436	0.03	0.40	to	2.50	27.00	to	24.40
12/31/2020		6,277,391	26.90	to	4.13	77,314,433	0.08	0.40	to	2.50	29.71	to	27.06
12/31/2019		7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75	to	28.07
Fidelity® VIP Energy Service Class 2
12/31/2023		73,201	27.42	to	25.68	1,935,964	2.26	0.50	to	2.30	0.20	to	(1.58)
12/31/2022		38,239	27.37	to	26.09	1,019,719	2.11	0.50	to	2.30	62.06	to	59.18
12/31/2021		5,216	16.89	to	16.39	86,376	7.94	0.50	to	2.30	54.06	to	51.32
12/31/2020	(1)	-	10.96	to	10.83	-	-	0.50	to	2.30	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Equity-Income Service Class 2
12/31/2023		146,442	$2.67	to	$2.68	$435,509	1.71%	1.15%	to	2.50%	9.13%	to	7.69%
12/31/2022		161,930	2.44	to	2.49	438,088	1.72	1.15	to	2.50	(6.32)	to	(7.55)
12/31/2021		168,699	2.61	to	2.69	487,336	1.62	1.15	to	2.50	23.19	to	21.57
12/31/2020		186,369	2.12	to	2.21	439,943	1.49	1.15	to	2.50	5.23	to	3.84
12/31/2019		246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66	to	24.01
Fidelity® VIP Growth Service Class 2
12/31/2023		180,484	5.70	to	4.15	934,357	0.00	1.15	to	2.50	34.35	to	32.59
12/31/2022		190,522	4.25	to	3.13	736,401	0.35	1.15	to	2.50	(25.50)	to	(26.48)
12/31/2021		197,442	5.70	to	4.26	1,025,804	-	1.15	to	2.50	21.51	to	19.91
12/31/2020		286,687	4.69	to	3.55	1,315,751	0.04	1.15	to	2.50	41.92	to	40.05
12/31/2019		347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45	to	30.71
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2023		975	5.97	to	4.36	4,402	-	1.25	to	1.55	43.52	to	43.09
12/31/2022		1,016	4.16	to	3.05	3,200	-	1.25	to	1.55	(39.08)	to	(39.26)
12/31/2021		1,060	6.82	to	5.01	5,491	-	1.25	to	1.55	10.29	to	9.97
12/31/2020		1,105	6.19	to	4.56	5,198	-	1.25	to	1.55	66.16	to	65.67
12/31/2019		1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76	to	38.35
Fidelity® VIP Health Care Service Class 2
12/31/2023		190,312	11.99	to	11.23	2,196,885	-	0.50	to	2.30	3.49	to	1.65
12/31/2022		62,065	11.59	to	11.04	701,256	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021		38,882	13.33	to	12.93	509,544	-	0.50	to	2.30	10.89	to	8.91
12/31/2020	(1)	-	12.02	to	11.87	-	-	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2023		-	25.48	to	24.55	-	-	0.65	to	1.00	14.33	to	13.93
12/31/2022		-	22.28	to	21.54	-	-	0.65	to	1.00	(15.30)	to	(15.59)
12/31/2021		-	26.31	to	25.52	-	-	0.65	to	1.00	24.79	to	24.35
12/31/2020		-	21.08	to	20.52	-	-	0.65	to	1.00	17.42	to	17.01
12/31/2019		-	17.95	to	17.54	-	-	0.65	to	1.00	22.65	to	22.22
Fidelity® VIP Mid Cap Service Class 2
12/31/2023		1,907,047	25.00	to	4.63	27,720,569	0.38	0.40	to	2.50	14.34	to	12.01
12/31/2022		1,936,978	21.86	to	4.14	25,634,002	0.26	0.40	to	2.50	(15.31)	to	(17.04)
12/31/2021		2,271,223	25.81	to	4.99	36,126,112	0.35	0.40	to	2.50	24.81	to	22.25
12/31/2020		2,569,560	20.68	to	4.08	32,192,771	0.41	0.40	to	2.50	17.40	to	14.99
12/31/2019		2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68	to	20.17
Fidelity® VIP Technology Initial Class
12/31/2023		608,719	20.50	to	19.19	11,957,032	0.22	0.70	to	2.50	57.22	to	54.43
12/31/2022		108,242	13.04	to	12.43	1,370,236	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021		48,298	20.47	to	19.87	971,215	-	0.70	to	2.50	27.27	to	25.00
12/31/2020	(1)	-	16.08	to	15.89	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2023		50,198	13.90	to	13.01	671,730	2.33	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022		28,642	14.14	to	13.48	393,957	1.35	0.70	to	2.50	4.69	to	2.83
12/31/2021		10,091	13.51	to	13.11	133,925	3.32	0.70	to	2.50	16.68	to	14.60
12/31/2020	(1)	-	11.58	to	11.44	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2023		456	27.14	to	26.15	12,376	1.12	0.65	to	1.00	20.07	to	19.65
12/31/2022		535	22.61	to	21.86	12,093	0.89	0.65	to	1.00	(7.63)	to	(7.95)
12/31/2021		835	24.47	to	23.74	20,440	1.40	0.65	to	1.00	32.73	to	32.27
12/31/2020		1,143	18.44	to	17.95	21,082	1.26	0.65	to	1.00	7.56	to	7.18
12/31/2019		1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66	to	33.19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Value Strategies Service Class 2
12/31/2023	830,022	$26.63	to	$4.37	$11,404,445	0.80%	0.40%	to	2.50%	20.13%	to	17.67%
12/31/2022	996,935	22.16	to	3.71	12,431,698	0.82	0.40	to	2.50	(7.72)	to	(9.60)
12/31/2021	1,013,665	24.02	to	4.11	13,696,957	1.26	0.40	to	2.50	32.81	to	30.09
12/31/2020	1,129,790	18.08	to	3.16	10,985,255	0.93	0.40	to	2.50	7.59	to	5.38
12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56	to	30.83
Franklin Allocation Class 4 Shares
12/31/2023	480,475	2.58	to	11.97	1,179,050	1.31	1.30	to	2.65	13.16	to	11.67
12/31/2022	535,209	2.28	to	10.72	1,165,537	1.52	1.30	to	2.65	(17.27)	to	(18.35)
12/31/2021	639,238	2.76	to	13.13	1,691,347	1.55	1.30	to	2.65	10.10	to	8.66
12/31/2020	876,912	2.50	to	12.09	2,107,767	1.30	1.30	to	2.65	10.32	to	8.87
12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03	to	16.48
Franklin Income Class 2 Shares
12/31/2023	678,872	1.86	to	1.68	1,234,609	5.14	1.15	to	2.50	7.39	to	5.98
12/31/2022	795,548	1.74	to	1.59	1,350,813	4.87	1.15	to	2.50	(6.55)	to	(7.77)
12/31/2021	876,578	1.86	to	1.72	1,597,712	4.61	1.15	to	2.50	15.43	to	13.91
12/31/2020	1,148,888	1.61	to	1.51	1,816,229	5.92	1.15	to	2.50	(0.45)	to	(1.76)
12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74	to	13.23
Franklin Mutual Shares Class 2 Shares
12/31/2023	165,644	1.74	to	1.99	288,330	1.88	1.15	to	2.50	12.18	to	10.70
12/31/2022	182,116	1.56	to	1.80	283,160	1.84	1.15	to	2.50	(8.48)	to	(9.69)
12/31/2021	188,619	1.70	to	1.99	321,495	2.77	1.15	to	2.50	17.81	to	16.26
12/31/2020	250,537	1.44	to	1.71	365,068	2.50	1.15	to	2.50	(6.12)	to	(7.36)
12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18	to	19.58
Franklin Templeton Foreign Class 2 Shares
12/31/2023	590,345	1.17	to	1.24	664,208	3.21	1.15	to	2.50	19.39	to	17.82
12/31/2022	625,481	0.98	to	1.05	591,539	3.06	1.15	to	2.50	(8.65)	to	(9.86)
12/31/2021	685,530	1.07	to	1.17	712,329	1.83	1.15	to	2.50	2.97	to	1.62
12/31/2020	873,773	1.04	to	1.15	882,412	3.42	1.15	to	2.50	(2.28)	to	(3.57)
12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25	to	9.78
Invesco V.I. American Franchise Series II Shares
12/31/2023	43,068	3.51	to	3.01	143,184	-	1.15	to	2.50	39.00	to	37.18
12/31/2022	47,554	2.53	to	2.19	114,156	-	1.15	to	2.50	(32.08)	to	(32.97)
12/31/2021	50,538	3.72	to	3.27	179,391	-	1.15	to	2.50	10.38	to	8.92
12/31/2020	54,083	3.37	to	3.00	174,651	-	1.15	to	2.50	40.38	to	38.54
12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88	to	33.10
Janus Henderson - Enterprise Service Shares
12/31/2023	29,911	5.35	to	4.34	187,980	0.08	1.15	to	2.50	16.44	to	14.91
12/31/2022	37,065	4.60	to	3.78	195,139	0.27	1.15	to	2.50	(17.10)	to	(18.19)
12/31/2021	38,423	5.54	to	4.62	244,588	0.21	1.15	to	2.50	15.22	to	13.70
12/31/2020	75,169	4.81	to	4.06	420,125	0.04	1.15	to	2.50	17.83	to	16.28
12/31/2019	80,431	4.08	to	3.49	388,352	0.05	1.15	to	2.50	33.62	to	31.86
Janus Henderson - Global Research Service Shares
12/31/2023	101,935	2.87	to	2.15	250,048	0.77	1.15	to	2.50	25.04	to	23.40
12/31/2022	106,911	2.30	to	1.74	210,627	1.49	1.15	to	2.50	(20.52)	to	(21.57)
12/31/2021	111,996	2.89	to	2.22	278,799	0.37	1.15	to	2.50	16.46	to	14.92
12/31/2020	149,667	2.48	to	1.94	323,262	0.60	1.15	to	2.50	18.40	to	16.84
12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25	to	25.57
Janus Henderson - Mid Cap Value Service Shares
12/31/2023	763	3.48	to	3.24	2,556	0.97	1.25	to	1.55	9.74	to	9.42
12/31/2022	795	3.17	to	2.96	2,430	1.17	1.25	to	1.55	(6.94)	to	(7.21)
12/31/2021	830	3.41	to	3.19	2,730	0.31	1.25	to	1.55	17.95	to	17.60
12/31/2020	865	2.89	to	2.71	2,416	1.08	1.25	to	1.55	(2.43)	to	(2.72)
12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44	to	28.06

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

LVIP JPMorgan Core Bond Standard Shares
12/31/2023	(1)	208,130	$1.29	to	$9.33	$ 264,335	1.59%	1.25%	to	2.50%	-%	to	-%
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2023	(1)	47,875	4.82	to	14.00	229,799	1.96	1.25	to	2.50	-	to	-
LVIP JPMorgan Small Cap Core Standard Shares
12/31/2023	(1)	-	4.56	to	13.21	-	-	1.25	to	2.50	-	to	-
LVIP JPMorgan U.S. Equity Standard Shares
12/31/2023	(1)	28,360	6.56	to	21.00	183,942	0.83	1.25	to	2.50	-	to	-
MFS® New Discovery Service Class
12/31/2023		222,420	4.07	to	4.05	943,449	-	1.15	to	2.50	12.96	to	11.48
12/31/2022		246,232	3.60	to	3.64	921,613	-	1.15	to	2.50	(30.79)	to	(31.70)
12/31/2021		268,845	5.20	to	5.32	1,465,956	-	1.15	to	2.50	0.42	to	(0.91)
12/31/2020		394,413	5.18	to	5.37	2,156,204	-	1.15	to	2.50	43.93	to	42.04
12/31/2019		494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67	to	37.83
MFS® Total Return Service Class
12/31/2023		283,851	2.28	to	2.22	668,036	1.83	1.15	to	2.50	8.97	to	7.54
12/31/2022		299,284	2.09	to	2.07	647,086	1.50	1.15	to	2.50	(10.86)	to	(12.03)
12/31/2021		350,267	2.34	to	2.35	853,737	1.61	1.15	to	2.50	12.54	to	11.06
12/31/2020		417,441	2.08	to	2.12	913,740	2.01	1.15	to	2.50	8.27	to	6.84
12/31/2019		491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75	to	17.19
State Street Total Return V.I.S. Class 3 Shares
12/31/2023		911,671	16.16	to	11.89	4,320,373	2.29	0.40	to	2.70	14.75	to	12.19
12/31/2022		981,569	14.09	to	10.60	3,490,607	0.43	0.40	to	2.70	(17.05)	to	(18.91)
12/31/2021		1,045,636	16.98	to	13.07	4,194,401	1.88	0.40	to	2.70	12.75	to	10.23
12/31/2020		1,119,055	15.06	to	11.85	3,851,511	1.63	0.40	to	2.70	5.71	to	3.35
12/31/2019		1,286,288	14.25	to	11.47	4,647,034	2.05	0.40	to	2.70	15.11	to	12.53
TA 60/40 Allocation Service Class
12/31/2023		823,907	14.59	to	13.18	11,276,002	1.24	0.20	to	2.00	15.72	to	13.66
12/31/2022		239,154	12.61	to	11.60	2,881,025	1.08	0.20	to	2.00	(13.97)	to	(15.50)
12/31/2021		155,670	14.66	to	13.72	2,206,624	0.90	0.20	to	2.00	13.06	to	11.05
12/31/2020		134,127	12.97	to	12.36	1,696,772	0.63	0.20	to	2.00	12.24	to	10.24
12/31/2019		101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89	to	17.75
TA Aegon Bond Initial Class
12/31/2023		116,664	1.65	to	1.25	186,045	0.94	1.25	to	2.50	5.14	to	3.86
12/31/2022		130,235	1.57	to	1.21	197,832	2.67	1.25	to	2.50	(15.89)	to	(16.91)
12/31/2021		139,582	1.86	to	1.45	252,453	1.53	1.25	to	2.50	(2.10)	to	(3.29)
12/31/2020		148,999	1.90	to	1.50	275,667	4.22	1.25	to	2.50	6.36	to	5.06
12/31/2019		144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08	to	5.77
TA Aegon Bond Service Class
12/31/2023		13,977,065	10.73	to	9.03	44,556,414	0.62	0.20	to	2.50	5.97	to	3.57
12/31/2022		16,746,853	10.13	to	8.72	50,609,656	2.29	0.20	to	2.50	(15.25)	to	(17.18)
12/31/2021		19,660,122	11.95	to	10.52	69,915,764	1.26	0.20	to	2.50	(1.27)	to	(3.51)
12/31/2020		21,551,315	12.10	to	10.91	72,677,306	4.04	0.20	to	2.50	7.19	to	4.75
12/31/2019		24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00	to	5.55
TA Aegon Core Bond Service Class
12/31/2023		6,324,440	11.03	to	9.21	28,703,979	1.97	0.20	to	2.50	5.57	to	3.21
12/31/2022		8,154,322	10.44	to	8.92	36,093,509	2.36	0.20	to	2.50	(13.17)	to	(15.11)
12/31/2021		9,363,916	12.03	to	10.51	44,991,456	2.35	0.20	to	2.50	(1.46)	to	(3.67)
12/31/2020		9,950,621	12.21	to	10.91	44,594,570	3.38	0.20	to	2.50	6.95	to	4.55
12/31/2019		10,793,962	11.41	to	10.43	41,431,886	2.36	0.20	to	2.50	8.04	to	5.61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon High Yield Bond Initial Class
12/31/2023	24,272	$14.64	to	$2.23	$ 70,677	4.55%	0.45%	to	2.50%	10.61%	to	8.40%
12/31/2022	22,100	13.24	to	2.06	60,147	5.83	0.45	to	2.50	(11.52)	to	(13.29)
12/31/2021	22,739	14.96	to	2.37	74,411	5.24	0.45	to	2.50	5.87	to	3.75
12/31/2020	23,086	14.13	to	2.28	75,717	6.40	0.45	to	2.50	4.57	to	2.48
12/31/2019	25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70	to	11.43
TA Aegon High Yield Bond Service Class
12/31/2023	1,112,801	14.26	to	10.97	6,656,087	4.18	0.20	to	2.50	10.65	to	8.17
12/31/2022	1,180,005	12.89	to	10.14	6,245,245	5.30	0.20	to	2.50	(11.63)	to	(13.61)
12/31/2021	1,381,562	14.59	to	11.74	8,307,062	5.12	0.20	to	2.50	6.04	to	3.66
12/31/2020	1,572,327	13.76	to	11.32	8,022,950	6.09	0.20	to	2.50	4.47	to	2.12
12/31/2019	1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74	to	11.19
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	803,482	18.92	to	1.98	2,439,643	2.21	0.45	to	2.50	5.81	to	3.70
12/31/2022	849,455	17.88	to	1.91	2,458,819	2.19	0.45	to	2.50	(12.02)	to	(13.78)
12/31/2021	890,018	20.33	to	2.21	2,952,898	2.13	0.45	to	2.50	21.87	to	19.44
12/31/2020	944,150	16.68	to	1.85	2,583,843	3.04	0.45	to	2.50	(7.77)	to	(9.61)
12/31/2019	1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35	to	20.89
TA Aegon Sustainable Equity Income Service Class
12/31/2023	1,932,898	18.42	to	11.13	13,426,952	1.71	0.20	to	2.50	5.79	to	3.43
12/31/2022	2,871,545	17.41	to	10.76	18,248,980	1.89	0.20	to	2.50	(12.02)	to	(13.99)
12/31/2021	3,326,417	19.79	to	12.51	22,598,642	1.82	0.20	to	2.50	21.88	to	19.14
12/31/2020	4,250,805	16.24	to	10.50	21,012,799	2.79	0.20	to	2.50	(7.77)	to	(9.84)
12/31/2019	4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33	to	20.56
TA Aegon U.S. Government Securities Initial Class
12/31/2023	75,855	1.40	to	1.04	143,369	1.93	1.25	to	2.50	2.72	to	1.47
12/31/2022	126,100	1.37	to	1.03	232,372	1.07	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	131,987	1.59	to	1.21	283,560	2.15	1.25	to	2.50	(3.60)	to	(4.77)
12/31/2020	129,147	1.65	to	1.27	288,231	1.75	1.25	to	2.50	7.63	to	6.32
12/31/2019	89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29	to	4.00
TA Aegon U.S. Government Securities Service Class
12/31/2023	7,722,277	10.12	to	8.71	31,339,688	1.40	0.20	to	2.50	3.48	to	1.13
12/31/2022	9,815,780	9.78	to	8.61	40,751,892	0.86	0.20	to	2.50	(13.47)	to	(15.43)
12/31/2021	6,006,985	11.30	to	10.18	24,951,886	1.62	0.20	to	2.50	(2.73)	to	(4.94)
12/31/2020	7,679,158	11.62	to	10.71	38,269,799	1.32	0.20	to	2.50	8.45	to	5.98
12/31/2019	9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14	to	3.72
TA American Funds Managed Risk - Balanced Service Class
12/31/2023	5,036,259	14.69	to	12.26	67,431,207	2.18	0.20	to	2.50	10.17	to	7.70
12/31/2022	5,689,328	13.33	to	11.38	69,873,744	1.54	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	5,682,199	15.08	to	13.17	79,872,987	0.86	0.20	to	2.50	12.85	to	10.32
12/31/2020	6,382,630	13.37	to	11.94	80,422,606	1.21	0.20	to	2.50	4.08	to	1.75
12/31/2019	6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57	to	14.93
TA BlackRock Government Money Market Initial Class
12/31/2023	131,173	1.02	to	0.77	175,073	4.72	1.25	to	2.50	3.57	to	2.31
12/31/2022	229,074	0.98	to	0.75	295,641	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	271,390	0.98	to	0.76	350,223	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	279,478	0.99	to	0.78	365,695	0.17	1.25	to	2.50	(0.95)	to	(2.16)
12/31/2019	135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71	to	(0.51)
TA BlackRock Government Money Market Service Class
12/31/2023	8,205,812	10.59	to	0.75	35,008,333	4.56	0.20	to	2.50	4.45	to	2.09
12/31/2022	10,214,576	10.14	to	0.74	38,260,787	1.41	0.20	to	2.50	1.20	to	(1.09)
12/31/2021	9,512,930	10.02	to	0.75	36,950,519	0.00	0.20	to	2.50	(0.20)	to	(2.47)
12/31/2020	16,953,296	10.03	to	0.76	49,110,928	0.18	0.20	to	2.50	0.05	to	(2.23)
12/31/2019	8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51	to	(0.79)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	3,994,134	$13.12	to	$1.07	$ 14,798,502	1.50%	0.20%	to	2.50%	9.74%	to	7.25%
12/31/2022	4,431,508	11.95	to	1.00	13,796,449	1.30	0.20	to	2.50	(15.46)	to	(17.38)
12/31/2021	4,815,264	14.14	to	1.21	18,573,065	1.07	0.20	to	2.50	5.53	to	3.13
12/31/2020	5,543,218	13.40	to	1.17	21,126,136	1.97	0.20	to	2.50	6.44	to	4.02
12/31/2019	6,386,750	12.59	to	1.12	22,160,340	1.98	0.20	to	2.50	11.01	to	8.49
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2023	13,765,184	13.37	to	1.14	70,117,869	1.46	0.20	to	2.50	13.14	to	10.58
12/31/2022	14,052,695	11.82	to	1.03	54,207,132	1.31	0.20	to	2.50	(17.30)	to	(19.18)
12/31/2021	16,185,797	14.29	to	1.27	75,482,030	0.87	0.20	to	2.50	8.11	to	5.66
12/31/2020	18,614,977	13.22	to	1.20	79,328,273	1.88	0.20	to	2.50	3.04	to	0.70
12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91	to	8.39
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	7,243,993	13.24	to	1.08	31,490,845	1.38	0.20	to	2.50	17.39	to	14.73
12/31/2022	7,266,150	11.28	to	0.94	27,278,932	1.28	0.20	to	2.50	(18.48)	to	(20.33)
12/31/2021	8,118,166	13.83	to	1.18	37,511,660	0.54	0.20	to	2.50	7.41	to	4.96
12/31/2020	9,304,093	12.88	to	1.12	41,719,515	1.81	0.20	to	2.50	(2.27)	to	(4.50)
12/31/2019	10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13	to	8.61
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2023	9,648,025	13.57	to	1.09	54,519,221	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	10,889,689	12.07	to	0.99	55,054,334	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	12,404,398	14.38	to	1.20	74,369,099	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	13,840,219	13.20	to	1.13	78,016,108	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83	to	13.20
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2023	4,962,240	15.00	to	1.28	32,332,081	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	5,779,678	12.81	to	1.12	33,238,713	1.13	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	6,631,230	15.45	to	1.38	46,610,794	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	7,857,427	13.53	to	1.23	48,587,816	1.60	0.20	to	2.50	(2.36)	to	(4.58)
12/31/2019	9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59	to	13.94
TA BlackRock iShares Edge 100 Service Class
12/31/2023	288,766	18.97	to	15.25	5,070,984	1.88	0.20	to	2.50	14.25	to	11.69
12/31/2022	282,327	16.60	to	13.66	4,385,091	1.30	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021	1,793,196	19.75	to	16.62	34,043,148	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020	1,770,122	16.72	to	14.39	28,661,684	1.66	0.20	to	2.50	9.66	to	7.20
12/31/2019	1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33	to	21.54
TA BlackRock iShares Edge 40 Initial Class
12/31/2023	30,592	2.04	to	1.67	60,460	2.31	1.25	to	2.50	8.10	to	6.79
12/31/2022	29,863	1.89	to	1.56	54,677	1.91	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	30,144	2.23	to	1.87	65,258	1.78	1.25	to	2.50	4.78	to	3.50
12/31/2020	30,076	2.13	to	1.81	62,232	2.48	1.25	to	2.50	8.29	to	6.97
12/31/2019	31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88	to	12.50
TA BlackRock iShares Edge 40 Service Class
12/31/2023	3,651,739	13.84	to	1.22	20,025,826	1.99	0.20	to	2.50	8.85	to	6.41
12/31/2022	4,347,245	12.72	to	1.14	22,245,506	1.60	0.20	to	2.50	(14.61)	to	(16.52)
12/31/2021	5,021,714	14.89	to	1.37	27,407,560	1.56	0.20	to	2.50	5.56	to	3.19
12/31/2020	5,558,856	14.11	to	1.33	26,428,845	2.23	0.20	to	2.50	9.23	to	6.78
12/31/2019	5,634,719	12.91	to	1.24	21,835,279	2.01	0.20	to	2.50	14.87	to	12.30
TA BlackRock iShares Edge 50 Service Class
12/31/2023	2,817,659	14.28	to	11.91	37,056,258	1.75	0.20	to	2.50	9.57	to	7.12
12/31/2022	2,976,776	13.03	to	11.12	36,127,328	1.30	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021	3,158,090	15.27	to	13.33	45,395,276	1.14	0.20	to	2.50	7.53	to	5.11
12/31/2020	3,006,318	14.20	to	12.68	40,624,330	1.29	0.20	to	2.50	9.50	to	7.05
12/31/2019	2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80	to	13.21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 75 Service Class
12/31/2023		1,133,895	$16.42	to	$13.55	$17,151,697	1.74%	0.20%	to	2.50%	11.87%	to	9.36%
12/31/2022		1,242,904	14.68	to	12.39	16,990,510	1.37	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021		2,241,043	17.32	to	14.95	36,791,559	1.08	0.20	to	2.50	12.71	to	10.18
12/31/2020		1,992,368	15.36	to	13.57	29,309,360	1.42	0.20	to	2.50	10.04	to	7.57
12/31/2019		1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04	to	17.34
TA BlackRock Real Estate Securities Initial Class
12/31/2023		3,309	12.90	to	2.49	9,924	0.83	0.45	to	2.50	12.82	to	10.57
12/31/2022		46,069	11.43	to	2.25	123,622	3.47	0.45	to	2.50	(28.51)	to	(29.94)
12/31/2021		46,477	15.99	to	3.21	176,106	3.80	0.45	to	2.50	25.66	to	23.15
12/31/2020		4,669	12.72	to	2.61	14,211	12.59	0.45	to	2.50	(0.76)	to	(2.75)
12/31/2019		4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63	to	22.14
TA BlackRock Real Estate Securities Service Class
12/31/2023		888,863	12.57	to	10.77	4,542,795	5.27	0.20	to	2.50	12.92	to	10.39
12/31/2022		939,383	11.13	to	9.76	4,168,886	2.89	0.20	to	2.50	(28.53)	to	(30.13)
12/31/2021		1,008,816	15.58	to	13.97	6,313,476	2.13	0.20	to	2.50	25.60	to	22.78
12/31/2020		1,203,199	12.40	to	11.38	5,593,652	11.98	0.20	to	2.50	(0.71)	to	(2.94)
12/31/2019		1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64	to	21.84
TA BlackRock Tactical Allocation Service Class
12/31/2023		13,012,429	16.69	to	1.42	65,001,444	2.45	0.20	to	2.50	14.65	to	12.09
12/31/2022		14,776,215	14.56	to	1.26	65,699,204	3.63	0.20	to	2.50	(16.38)	to	(18.25)
12/31/2021		17,187,966	17.41	to	1.55	92,024,822	2.46	0.20	to	2.50	7.42	to	5.01
12/31/2020		19,920,391	16.21	to	1.47	98,624,806	1.73	0.20	to	2.50	12.96	to	10.43
12/31/2019		23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82	to	14.20
TA Goldman Sachs 70/30 Service Class
12/31/2023		57,148	13.73	to	12.85	758,273	1.66	0.20	to	2.00	16.02	to	13.95
12/31/2022		54,182	11.83	to	11.28	625,167	2.04	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021		38,477	14.30	to	13.88	541,680	0.92	0.20	to	2.00	12.86	to	10.85
12/31/2020	(1)	-	12.67	to	12.52	-	-	0.20	to	2.00	-	to	-
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023		54,304,525	15.14	to	1.18	281,183,164	1.47	0.20	to	2.50	12.97	to	10.41
12/31/2022		62,477,730	13.40	to	1.07	286,693,830	1.47	0.20	to	2.50	(14.43)	to	(16.38)
12/31/2021		71,368,017	15.67	to	1.28	392,450,498	1.13	0.20	to	2.50	9.14	to	6.66
12/31/2020		81,647,439	14.35	to	1.20	418,989,921	2.07	0.20	to	2.50	3.98	to	1.62
12/31/2019		92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42	to	12.79
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023		11,050,944	13.76	to	1.14	40,530,593	1.69	0.20	to	2.50	10.37	to	7.87
12/31/2022		14,081,045	12.47	to	1.06	47,111,552	1.59	0.20	to	2.50	(12.00)	to	(14.00)
12/31/2021		16,110,512	14.17	to	1.23	61,993,120	1.58	0.20	to	2.50	2.55	to	0.22
12/31/2020		18,119,566	13.81	to	1.22	65,597,641	2.15	0.20	to	2.50	4.70	to	2.32
12/31/2019		21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97	to	9.42
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023		45,438,578	17.70	to	1.54	210,948,639	1.42	0.20	to	2.50	17.44	to	14.78
12/31/2022		51,613,609	15.07	to	1.34	206,397,091	1.32	0.20	to	2.50	(14.69)	to	(16.63)
12/31/2021		61,636,227	17.67	to	1.61	318,368,073	0.89	0.20	to	2.50	13.82	to	11.23
12/31/2020		72,498,402	15.52	to	1.45	327,361,928	2.06	0.20	to	2.50	4.01	to	1.64
12/31/2019		82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17	to	16.46
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2023		341,000	14.19	to	12.81	4,574,919	0.95	0.20	to	2.00	12.56	to	10.55
12/31/2022		294,796	12.60	to	11.59	3,550,221	0.29	0.20	to	2.00	(7.57)	to	(9.21)
12/31/2021		231,530	13.63	to	12.76	3,043,546	0.75	0.20	to	2.00	30.30	to	27.98
12/31/2020		212,676	10.46	to	9.97	2,167,787	0.66	0.20	to	2.00	(0.80)	to	(2.57)
12/31/2019		83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76	to	14.68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Focus Initial Class
12/31/2023	33,484	$16.37	to	$1.90	$92,962	2.03%	0.45%	to	2.50%	12.03%	to	9.80%
12/31/2022	47,553	14.62	to	1.73	110,039	3.14	0.45	to	2.50	(20.40)	to	(21.99)
12/31/2021	51,223	18.36	to	2.22	136,787	1.23	0.45	to	2.50	10.32	to	8.12
12/31/2020	54,233	16.64	to	2.05	114,767	2.38	0.45	to	2.50	20.36	to	17.95
12/31/2019	59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11	to	24.57
TA International Focus Service Class
12/31/2023	901,394	15.96	to	13.37	6,835,782	1.78	0.20	to	2.50	12.05	to	9.54
12/31/2022	1,107,921	14.25	to	12.21	7,020,081	2.76	0.20	to	2.50	(20.45)	to	(22.24)
12/31/2021	1,195,856	17.91	to	15.70	9,381,583	1.07	0.20	to	2.50	10.41	to	7.93
12/31/2020	1,396,860	16.22	to	14.55	8,894,993	2.07	0.20	to	2.50	20.34	to	17.64
12/31/2019	1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15	to	24.30
TA Janus Balanced Service Class
12/31/2023	9,355,542	21.67	to	14.99	90,462,541	1.13	0.20	to	2.50	14.79	to	12.22
12/31/2022	10,198,089	18.88	to	13.36	87,897,937	0.82	0.20	to	2.50	(16.93)	to	(18.79)
12/31/2021	11,458,977	22.73	to	16.45	117,549,964	1.13	0.20	to	2.50	15.21	to	12.63
12/31/2020	12,547,115	19.73	to	14.60	110,045,090	1.51	0.20	to	2.50	14.08	to	11.53
12/31/2019	14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53	to	18.80
TA Janus Mid-Cap Growth Initial Class
12/31/2023	4,408	26.22	to	2.87	27,129	-	0.45	to	2.50	16.52	to	14.20
12/31/2022	4,484	22.51	to	2.52	23,552	-	0.45	to	2.50	(17.09)	to	(18.74)
12/31/2021	4,566	27.15	to	3.10	28,756	0.27	0.45	to	2.50	16.77	to	14.44
12/31/2020	4,648	23.25	to	2.71	24,931	0.23	0.45	to	2.50	18.67	to	16.30
12/31/2019	4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10	to	33.38
TA Janus Mid-Cap Growth Service Class
12/31/2023	1,264,759	25.55	to	19.34	16,726,525	-	0.20	to	2.50	16.57	to	13.96
12/31/2022	1,841,344	21.92	to	16.97	18,170,802	-	0.20	to	2.50	(17.10)	to	(18.96)
12/31/2021	2,189,192	26.44	to	20.94	24,785,075	0.10	0.20	to	2.50	16.76	to	14.14
12/31/2020	2,887,003	22.65	to	18.34	23,255,535	0.04	0.20	to	2.50	18.69	to	16.03
12/31/2019	3,279,903	19.08	to	15.81	20,122,605	-	0.20	to	2.50	36.06	to	33.00
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2023	11,768	2.05	to	1.75	23,361	2.28	1.25	to	2.50	5.73	to	4.45
12/31/2022	11,768	1.94	to	1.67	22,128	5.64	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	11,768	2.32	to	2.02	26,507	2.42	1.25	to	2.50	4.59	to	3.32
12/31/2020	11,768	2.22	to	1.96	25,380	-	1.25	to	2.50	10.10	to	8.75
12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50	to	11.12
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	10,524,005	13.84	to	10.81	40,642,459	1.96	0.20	to	2.50	6.62	to	4.20
12/31/2022	12,790,609	12.98	to	10.37	45,998,177	5.35	0.20	to	2.50	(15.77)	to	(17.69)
12/31/2021	14,810,990	15.41	to	12.60	59,112,549	2.18	0.20	to	2.50	5.42	to	3.02
12/31/2020	16,358,865	14.62	to	12.23	62,951,222	2.30	0.20	to	2.50	11.02	to	8.50
12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32	to	10.75
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2023	45,150	3.30	to	3.07	144,339	2.69	1.25	to	2.50	18.86	to	17.42
12/31/2022	16,941	2.78	to	2.61	45,632	6.03	1.25	to	2.50	(23.52)	to	(24.45)
12/31/2021	16,941	3.63	to	3.46	59,756	1.67	1.25	to	2.50	18.16	to	16.72
12/31/2020	16,941	3.07	to	2.96	50,645	1.71	1.25	to	2.50	23.20	to	21.70
12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50	to	22.98
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	1,493,338	23.04	to	16.10	14,142,073	1.48	0.20	to	2.50	19.76	to	17.09
12/31/2022	1,434,940	19.24	to	13.75	10,831,416	5.54	0.20	to	2.50	(22.89)	to	(24.62)
12/31/2021	1,556,506	24.95	to	18.24	16,282,244	1.41	0.20	to	2.50	19.11	to	16.44
12/31/2020	1,788,709	20.95	to	15.67	17,130,661	1.59	0.20	to	2.50	24.11	to	21.33
12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61	to	22.79

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2023	78,603	$2.39	to	$2.08	$181,748	1.23%	1.25%	to	2.50%	7.76%	to	6.45%
12/31/2022	174,302	2.22	to	1.96	374,549	5.34	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	174,302	2.67	to	2.39	452,531	1.90	1.25	to	2.50	7.83	to	6.52
12/31/2020	174,302	2.48	to	2.24	420,282	2.21	1.25	to	2.50	11.21	to	9.86
12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98	to	13.58
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	46,934,616	15.69	to	1.85	248,910,029	1.84	0.20	to	2.50	8.64	to	6.21
12/31/2022	53,260,418	14.44	to	1.74	257,810,652	5.06	0.20	to	2.50	(16.42)	to	(18.29)
12/31/2021	60,146,088	17.27	to	2.13	344,268,959	1.70	0.20	to	2.50	8.71	to	6.28
12/31/2020	66,894,213	15.89	to	2.00	342,115,137	2.00	0.20	to	2.50	12.05	to	9.54
12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95	to	13.34
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2023	4,957	2.75	to	2.47	13,213	2.27	1.25	to	2.50	10.83	to	9.49
12/31/2022	20,976	2.48	to	2.25	50,522	5.41	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	21,004	3.04	to	2.79	62,070	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	21,029	2.70	to	2.51	55,299	2.06	1.25	to	2.50	13.65	to	12.26
12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53	to	17.08
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	24,853,619	18.36	to	1.56	135,211,184	1.73	0.20	to	2.50	11.71	to	9.21
12/31/2022	28,455,840	16.43	to	1.43	142,673,968	5.06	0.20	to	2.50	(17.69)	to	(19.54)
12/31/2021	33,079,760	19.96	to	1.77	198,853,878	1.94	0.20	to	2.50	13.48	to	10.93
12/31/2020	37,067,892	17.59	to	1.60	192,355,893	1.82	0.20	to	2.50	14.44	to	11.87
12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55	to	16.87
TA JPMorgan Enhanced Index Initial Class
12/31/2023	135,573	34.99	to	3.66	822,729	0.82	0.45	to	2.50	27.09	to	24.56
12/31/2022	140,543	27.53	to	2.94	678,019	0.64	0.45	to	2.50	(18.72)	to	(20.34)
12/31/2021	149,005	33.87	to	3.69	1,000,184	0.78	0.45	to	2.50	29.54	to	26.95
12/31/2020	152,442	26.15	to	2.91	798,060	1.47	0.45	to	2.50	19.63	to	17.23
12/31/2019	173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45	to	27.84
TA JPMorgan Enhanced Index Service Class
12/31/2023	655,542	34.11	to	19.85	14,507,499	0.72	0.20	to	2.50	27.14	to	24.29
12/31/2022	467,838	26.83	to	15.97	6,778,045	0.40	0.20	to	2.50	(18.71)	to	(20.53)
12/31/2021	485,001	33.01	to	20.10	8,774,352	0.56	0.20	to	2.50	29.53	to	26.62
12/31/2020	614,864	25.48	to	15.87	8,750,829	1.34	0.20	to	2.50	19.62	to	16.94
12/31/2019	564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43	to	27.50
TA JPMorgan International Moderate Growth Service Class
12/31/2023	8,414,982	14.35	to	1.27	28,603,381	1.33	0.20	to	2.50	8.48	to	6.05
12/31/2022	9,467,431	13.23	to	1.19	29,893,551	4.76	0.20	to	2.50	(17.59)	to	(19.43)
12/31/2021	10,795,840	16.05	to	1.48	41,266,471	1.31	0.20	to	2.50	8.79	to	6.35
12/31/2020	12,211,894	14.76	to	1.39	44,106,575	2.47	0.20	to	2.50	14.31	to	11.75
12/31/2019	14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37	to	14.74
TA JPMorgan Mid Cap Value Service Class
12/31/2023	973,435	24.02	to	3.05	14,048,235	1.16	0.20	to	2.50	10.35	to	7.88
12/31/2022	1,229,661	21.77	to	2.82	16,367,710	0.57	0.20	to	2.50	(8.61)	to	(10.66)
12/31/2021	1,357,361	23.82	to	3.16	19,346,135	0.57	0.20	to	2.50	28.59	to	25.70
12/31/2020	1,605,586	18.53	to	2.51	18,145,763	1.12	0.20	to	2.50	0.83	to	(1.43)
12/31/2019	1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74	to	22.92
TA JPMorgan Tactical Allocation Service Class
12/31/2023	10,548,898	13.86	to	10.70	62,614,436	1.53	0.20	to	2.50	8.35	to	5.93
12/31/2022	13,095,928	12.79	to	10.10	77,760,428	1.53	0.20	to	2.50	(15.20)	to	(17.10)
12/31/2021	14,410,431	15.08	to	12.19	101,329,983	1.55	0.20	to	2.50	4.42	to	2.08
12/31/2020	14,409,632	14.45	to	11.94	86,999,713	2.06	0.20	to	2.50	11.88	to	9.37
12/31/2019	15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69	to	9.18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Madison Diversified Income Service Class
12/31/2023	453,980	$14.91	to	$11.40	$ 5,652,969	1.97%	0.20%	to	2.50%	3.76%	to	1.44%
12/31/2022	503,533	14.37	to	11.24	6,103,534	1.66	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	506,048	16.07	to	12.85	6,961,973	1.59	0.20	to	2.50	7.65	to	5.24
12/31/2020	517,574	14.93	to	12.21	6,672,731	1.64	0.20	to	2.50	7.74	to	5.32
12/31/2019	479,428	13.86	to	11.59	5,773,001	1.77	0.20	to	2.50	14.71	to	12.14
TA Market Participation Strategy Service Class
12/31/2023	3,140,821	19.29	to	13.86	22,081,503	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022	3,569,136	17.33	to	12.74	22,456,775	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021	4,192,876	20.50	to	15.41	32,431,475	0.48	0.20	to	2.50	14.22	to	11.66
12/31/2020	5,582,163	17.95	to	13.80	34,989,973	0.99	0.20	to	2.50	20.09	to	17.39
12/31/2019	6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34	to	15.69
TA Morgan Stanley Global Allocation Service Class
12/31/2023	10,803,784	16.28	to	12.40	47,700,050	-	0.20	to	2.50	13.46	to	10.92
12/31/2022	12,015,370	14.35	to	11.18	47,955,015	0.08	0.20	to	2.50	(17.93)	to	(19.77)
12/31/2021	13,488,432	17.48	to	13.93	66,268,005	0.48	0.20	to	2.50	7.96	to	5.54
12/31/2020	15,492,707	16.20	to	13.20	69,756,538	0.93	0.20	to	2.50	18.10	to	15.45
12/31/2019	19,575,170	13.71	to	11.43	68,154,890	0.95	0.20	to	2.50	17.61	to	14.97
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2023	1,164,747	11.66	to	10.40	12,358,362	18.67	0.20	to	2.50	8.79	to	6.35
12/31/2022	1,314,064	10.72	to	9.77	12,954,864	14.92	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021	1,427,045	12.82	to	11.96	17,012,985	5.19	0.20	to	2.50	6.96	to	4.57
12/31/2020	1,464,482	11.99	to	11.44	16,504,195	1.30	0.20	to	2.50	6.28	to	3.89
12/31/2019	1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48	to	11.91
TA MSCI EAFE Index Service Class
12/31/2023	642,444	13.60	to	11.69	8,162,279	2.37	0.35	to	2.65	17.05	to	14.43
12/31/2022	527,026	11.62	to	10.22	5,789,335	2.92	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021	537,478	13.63	to	12.26	6,996,410	1.49	0.35	to	2.65	10.56	to	8.09
12/31/2020	490,260	12.33	to	11.34	5,828,083	1.70	0.35	to	2.65	7.44	to	5.03
12/31/2019	380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68	to	17.97
TA Multi-Managed Balanced Initial Class
12/31/2023	12,065	3.89	to	3.16	45,494	1.59	1.25	to	2.50	17.27	to	15.84
12/31/2022	12,065	3.32	to	2.73	38,852	1.20	1.25	to	2.50	(17.31)	to	(18.32)
12/31/2021	12,065	4.02	to	3.34	47,056	1.15	1.25	to	2.50	15.59	to	14.19
12/31/2020	12,065	3.47	to	2.93	40,768	1.58	1.25	to	2.50	14.47	to	13.07
12/31/2019	12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27	to	18.80
TA Multi-Managed Balanced Service Class
12/31/2023	8,481,539	22.44	to	14.85	99,670,371	1.34	0.20	to	2.50	18.20	to	15.56
12/31/2022	9,738,022	18.98	to	12.85	99,389,292	0.89	0.20	to	2.50	(16.66)	to	(18.52)
12/31/2021	11,160,065	22.77	to	15.78	140,803,545	0.94	0.20	to	2.50	16.56	to	13.94
12/31/2020	12,864,219	19.54	to	13.85	141,855,396	1.35	0.20	to	2.50	15.37	to	12.78
12/31/2019	14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25	to	18.53
TA PIMCO Tactical - Balanced Service Class
12/31/2023	4,845,464	14.55	to	1.11	22,004,203	1.03	0.20	to	2.50	10.43	to	7.96
12/31/2022	5,791,915	13.17	to	1.02	23,146,317	0.55	0.20	to	2.50	(19.81)	to	(21.61)
12/31/2021	6,640,839	16.43	to	1.31	32,844,876	-	0.20	to	2.50	6.18	to	3.80
12/31/2020	7,392,251	15.47	to	1.26	34,604,253	3.25	0.20	to	2.50	8.64	to	6.20
12/31/2019	8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44	to	16.76
TA PIMCO Tactical - Conservative Service Class
12/31/2023	2,381,413	13.92	to	1.09	11,402,854	1.20	0.20	to	2.50	7.02	to	4.63
12/31/2022	2,737,842	13.00	to	1.05	12,823,969	1.05	0.20	to	2.50	(17.46)	to	(19.31)
12/31/2021	3,431,930	15.75	to	1.30	19,131,158	1.02	0.20	to	2.50	4.00	to	1.67
12/31/2020	4,483,876	15.15	to	1.27	22,199,521	1.44	0.20	to	2.50	9.67	to	7.21
12/31/2019	5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33	to	14.70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class
12/31/2023		3,527,916	$16.33	to	$1.34	$27,396,062	0.88%	0.20%	to	2.50%	13.71%	to	11.17%
12/31/2022		4,097,155	14.36	to	1.20	27,565,261	-	0.20	to	2.50	(18.19)	to	(20.02)
12/31/2021		4,587,633	17.56	to	1.50	37,468,326	-	0.20	to	2.50	8.99	to	6.55
12/31/2020		5,411,784	16.11	to	1.41	38,758,755	3.93	0.20	to	2.50	8.87	to	6.43
12/31/2019		6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31	to	18.59
TA PineBridge Inflation Opportunities Service Class
12/31/2023		3,987,023	10.62	to	9.91	11,514,874	5.31	0.20	to	2.50	5.23	to	2.88
12/31/2022		4,635,268	10.09	to	9.64	12,822,182	3.46	0.20	to	2.50	(10.73)	to	(12.73)
12/31/2021		5,742,691	11.31	to	11.04	18,260,132	1.16	0.20	to	2.50	3.65	to	1.33
12/31/2020		6,320,755	10.91	to	10.90	17,389,890	1.51	0.20	to	2.50	8.48	to	6.04
12/31/2019		6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99	to	5.56
TA ProFunds UltraBear Service Class (OAM)
12/31/2023		134,587,131	0.01	to	0.85	722,935	-	1.00	to	2.50	(33.24)	to	(34.38)
12/31/2022		146,168,621	0.01	to	1.29	1,180,485	-	1.00	to	2.50	29.41	to	27.61
12/31/2021		27,369,532	0.01	to	1.01	173,126	-	1.00	to	2.50	(42.47)	to	(43.49)
12/31/2020		31,875,837	0.01	to	1.79	353,868	0.28	1.00	to	2.50	(53.80)	to	(54.55)
12/31/2019		18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)	to	(44.25)
TA S&P 500 Index Initial Class
12/31/2023		-	11.79	to	11.75	-	-	0.27	to	0.47	25.75	to	25.50
12/31/2022	(1)	-	9.38	to	9.37	-	-	0.27	to	0.47	-	to	-
TA S&P 500 Index Service Class
12/31/2023		4,649,415	21.32	to	18.33	92,673,461	0.95	0.35	to	2.65	25.30	to	22.50
12/31/2022		3,851,325	17.02	to	14.96	61,931,334	0.94	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021		3,844,570	20.94	to	18.83	76,731,551	0.83	0.35	to	2.65	27.69	to	24.83
12/31/2020		3,662,948	16.40	to	15.09	57,761,300	0.74	0.35	to	2.65	17.56	to	14.93
12/31/2019		2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44	to	27.52
TA Small/Mid Cap Value Initial Class
12/31/2023		226,833	25.63	to	18.82	3,257,217	1.04	0.45	to	1.55	11.90	to	10.69
12/31/2022		236,926	22.90	to	17.00	3,115,955	0.60	0.45	to	1.55	(8.72)	to	(9.71)
12/31/2021		239,938	25.09	to	18.83	3,502,801	0.65	0.45	to	1.55	27.55	to	26.17
12/31/2020		242,186	19.67	to	14.92	2,806,520	1.20	0.45	to	1.55	3.57	to	2.45
12/31/2019		258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72	to	23.37
TA Small/Mid Cap Value Service Class
12/31/2023		1,351,888	24.97	to	14.33	14,860,972	0.84	0.20	to	2.50	11.93	to	9.42
12/31/2022		1,458,061	22.31	to	13.10	13,381,238	0.33	0.20	to	2.50	(8.71)	to	(10.76)
12/31/2021		1,650,407	24.44	to	14.68	16,997,766	0.49	0.20	to	2.50	27.56	to	24.70
12/31/2020		1,994,431	19.16	to	11.77	14,608,169	0.97	0.20	to	2.50	3.53	to	1.21
12/31/2019		3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69	to	21.89
TA T. Rowe Price Small Cap Initial Class
12/31/2023		31,409	29.41	to	4.42	130,012	-	0.45	to	2.50	20.66	to	18.25
12/31/2022		31,759	24.38	to	3.74	109,771	-	0.45	to	2.50	(22.73)	to	(24.28)
12/31/2021		32,749	31.55	to	4.94	146,642	-	0.45	to	2.50	10.88	to	8.66
12/31/2020		33,827	28.46	to	4.55	141,214	-	0.45	to	2.50	23.01	to	20.55
12/31/2019		55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18	to	29.53
TA T. Rowe Price Small Cap Service Class
12/31/2023		2,319,541	28.65	to	15.94	37,702,583	-	0.20	to	2.50	20.64	to	17.94
12/31/2022		2,802,810	23.75	to	13.52	35,520,926	-	0.20	to	2.50	(22.75)	to	(24.48)
12/31/2021		3,189,866	30.75	to	17.90	51,211,242	-	0.20	to	2.50	10.86	to	8.37
12/31/2020		4,107,486	27.73	to	16.52	50,703,557	-	0.20	to	2.50	23.06	to	20.30
12/31/2019		4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12	to	29.16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TS&W International Equity Initial Class
12/31/2023		187,624	$15.80	to	$1.91	$533,353	1.08%	0.45%	to	2.50%	14.96%	to	12.67%
12/31/2022		200,770	13.75	to	1.69	501,132	3.31	0.45	to	2.50	(14.78)	to	(16.48)
12/31/2021		214,449	16.13	to	2.03	634,061	1.83	0.45	to	2.50	12.90	to	10.64
12/31/2020		218,845	14.29	to	1.83	608,829	3.15	0.45	to	2.50	6.06	to	3.94
12/31/2019		259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52	to	18.11
TA TS&W International Equity Service Class
12/31/2023		711,906	15.40	to	12.44	6,814,501	0.85	0.20	to	2.50	15.03	to	12.46
12/31/2022		692,458	13.39	to	11.06	5,789,335	2.80	0.20	to	2.50	(14.81)	to	(16.71)
12/31/2021		827,971	15.71	to	13.28	8,436,833	1.79	0.20	to	2.50	12.98	to	10.44
12/31/2020		743,168	13.91	to	12.02	5,855,247	2.80	0.20	to	2.50	5.99	to	3.61
12/31/2019		670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49	to	17.79
TA WMC US Growth Initial Class
12/31/2023		1,775,733	41.23	to	4.59	6,622,008	0.04	0.45	to	2.50	41.45	to	38.63
12/31/2022		1,426,854	29.15	to	3.31	3,768,623	-	0.45	to	2.50	(31.65)	to	(33.02)
12/31/2021		1,548,352	42.65	to	4.94	6,046,845	0.07	0.45	to	2.50	20.12	to	17.72
12/31/2020		1,820,235	35.50	to	4.20	5,964,663	0.11	0.45	to	2.50	36.68	to	33.95
12/31/2019		2,182,247	25.98	to	3.13	5,281,265	0.12	0.45	to	2.50	39.42	to	36.63
TA WMC US Growth Service Class
12/31/2023		3,507,778	40.15	to	23.81	80,160,971	-	0.20	to	2.50	41.44	to	38.28
12/31/2022		2,644,952	28.39	to	17.22	28,570,545	-	0.20	to	2.50	(31.65)	to	(33.18)
12/31/2021		3,142,882	41.54	to	25.77	49,104,796	-	0.20	to	2.50	20.13	to	17.44
12/31/2020		4,298,754	34.58	to	21.94	48,663,782	-	0.20	to	2.50	36.66	to	33.60
12/31/2019		4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40	to	36.27
Vanguard® Balanced
12/31/2023		251,492	12.79	to	11.74	3,045,279	1.72	0.27	to	2.60	14.02	to	11.40
12/31/2022		150,357	11.22	to	10.54	1,623,749	2.16	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021		155,081	13.13	to	12.62	1,984,149	1.61	0.27	to	2.60	18.69	to	15.96
12/31/2020		-	11.06	to	10.88	-	-	0.27	to	2.60	10.38	to	10.16
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Capital Growth
12/31/2023		-	15.27	to	15.15	-	-	0.27	to	0.47	27.64	to	27.38
12/31/2022		-	11.97	to	11.89	-	-	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021		-	14.20	to	14.14	-	-	0.27	to	0.47	21.21	to	20.97
12/31/2020		-	11.71	to	11.69	-	-	0.27	to	0.47	17.16	to	16.92
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Conservative Allocation
12/31/2023		39,921	11.24	to	10.31	424,423	1.92	0.27	to	2.60	12.21	to	9.63
12/31/2022		39,986	10.01	to	9.40	384,601	2.82	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021		45,872	11.80	to	11.34	527,550	1.13	0.27	to	2.60	5.70	to	3.27
12/31/2020		-	11.16	to	10.98	-	-	0.27	to	2.60	11.43	to	11.21
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Diversified Value
12/31/2023		-	15.38	to	15.26	-	-	0.27	to	0.47	19.80	to	19.56
12/31/2022		-	12.84	to	12.76	-	-	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021		-	14.55	to	14.49	-	-	0.27	to	0.47	30.11	to	29.85
12/31/2020		-	11.18	to	11.16	-	-	0.27	to	0.47	11.48	to	11.26
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Income
12/31/2023		-	13.76	to	13.65	-	-	0.27	to	0.47	7.81	to	7.59
12/31/2022		-	12.77	to	12.69	-	-	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021		-	12.89	to	12.83	-	-	0.27	to	0.47	24.99	to	24.74
12/31/2020		-	10.31	to	10.29	-	-	0.27	to	0.47	2.97	to	2.76
12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Equity Index
12/31/2023		-	$34.46	to	$32.49	$-	1.22%	0.27%	to	1.20%	25.78%	to	24.62%
12/31/2022		-	27.40	to	26.07	-	1.28	0.27	to	1.20	(18.45)	to	(19.20)
12/31/2021		-	33.60	to	32.27	-	1.22	0.27	to	1.20	28.20	to	27.02
12/31/2020		-	26.21	to	25.40	-	1.63	0.27	to	1.20	17.88	to	16.79
12/31/2019		-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45	to	29.74
Vanguard® Global Bond Index
12/31/2023		-	9.59	to	9.51	-	-	0.27	to	0.47	6.23	to	6.02
12/31/2022		-	9.03	to	8.97	-	-	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021		-	10.42	to	10.38	-	-	0.27	to	0.47	(2.11)	to	(2.30)
12/31/2020		-	10.64	to	10.62	-	-	0.27	to	0.47	6.38	to	6.17
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth
12/31/2023		-	15.61	to	15.49	-	-	0.27	to	0.47	39.76	to	39.48
12/31/2022		-	11.17	to	11.10	-	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021		-	16.81	to	16.74	-	-	0.27	to	0.47	17.54	to	17.31
12/31/2020		-	14.30	to	14.27	-	-	0.27	to	0.47	42.71	to	42.42
12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond
12/31/2023		-	10.97	to	10.88	-	-	0.27	to	0.47	11.37	to	11.14
12/31/2022		-	9.85	to	9.79	-	-	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021		-	10.90	to	10.85	-	-	0.27	to	0.47	3.40	to	3.19
12/31/2020		-	10.54	to	10.52	-	-	0.27	to	0.47	5.39	to	5.18
12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® International
12/31/2023		17,435	21.45	to	20.21	356,102	1.47	0.27	to	1.20	14.35	to	13.29
12/31/2022		16,753	18.76	to	17.84	301,351	1.21	0.27	to	1.20	(30.31)	to	(30.95)
12/31/2021		12,335	26.91	to	25.84	318,776	0.29	0.27	to	1.20	(1.81)	to	(2.72)
12/31/2020		-	27.41	to	26.56	-	-	0.27	to	1.20	57.16	to	55.70
12/31/2019		-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37	to	29.65
Vanguard® Mid-Cap Index
12/31/2023		186,008	27.34	to	24.48	4,714,798	1.02	0.27	to	2.60	15.52	to	12.87
12/31/2022		78,794	23.67	to	21.69	1,767,025	1.10	0.27	to	2.60	(19.04)	to	(20.90)
12/31/2021		54,874	29.23	to	27.42	1,539,222	0.93	0.27	to	2.60	24.02	to	21.17
12/31/2020		34,300	23.57	to	22.63	786,697	1.49	0.27	to	2.60	17.75	to	16.66
12/31/2019		35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02	to	29.31
Vanguard® Moderate Allocation
12/31/2023		171,677	12.07	to	11.07	1,951,107	2.05	0.27	to	2.60	15.24	to	12.59
12/31/2022		124,949	10.47	to	9.83	1,253,427	2.16	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021		71,265	12.49	to	12.00	865,908	1.10	0.27	to	2.60	9.78	to	7.25
12/31/2020		-	11.38	to	11.19	-	-	0.27	to	2.60	13.46	to	13.24
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Money Market
12/31/2023		-	10.61	to	10.52	-	-	0.27	to	0.47	4.77	to	4.56
12/31/2022		-	10.13	to	10.07	-	-	0.27	to	0.47	1.24	to	1.03
12/31/2021		-	10.00	to	9.96	-	-	0.27	to	0.47	(0.25)	to	(0.45)
12/31/2020		-	10.03	to	10.01	-	-	0.27	to	0.47	0.25	to	0.05
12/31/2019	(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-
Vanguard® Real Estate Index
12/31/2023		4,476	17.13	to	16.15	74,743	1.77	0.27	to	1.20	11.40	to	10.37
12/31/2022		1,308	15.38	to	14.63	19,713	1.91	0.27	to	1.20	(26.50)	to	(27.18)
12/31/2021		1,331	20.92	to	20.09	27,422	1.41	0.27	to	1.20	39.83	to	38.54
12/31/2020		18,280	14.96	to	14.50	265,537	2.59	0.27	to	1.20	(5.11)	to	(5.99)
12/31/2019		18,469	15.77	to	15.43	285,300	2.72	0.27	to	1.20	27.97	to	27.27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Short-Term Investment Grade
12/31/2023		104,242	$11.50	to	$10.84	$1,167,435	0.80%	0.27%	to	1.20%	5.87%	to	4.89%
12/31/2022		19,358	10.86	to	10.33	205,422	1.33	0.27	to	1.20	(5.98)	to	(6.84)
12/31/2021		11,680	11.55	to	11.09	132,335	1.77	0.27	to	1.20	(0.72)	to	(1.64)
12/31/2020		74,312	11.63	to	11.27	840,383	2.58	0.27	to	1.20	5.21	to	4.24
12/31/2019		76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01	to	4.43
Vanguard® Total Bond Market Index
12/31/2023		11,589	10.85	to	10.23	122,584	2.11	0.27	to	1.20	5.29	to	4.32
12/31/2022		9,179	10.31	to	9.81	92,694	0.18	0.27	to	1.20	(13.45)	to	(14.25)
12/31/2021		281	11.91	to	11.44	3,296	0.19	0.27	to	1.20	(1.98)	to	(2.89)
12/31/2020		70,207	12.15	to	11.78	826,801	2.44	0.27	to	1.20	7.29	to	6.30
12/31/2019		70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97	to	7.38
Vanguard® Total International Stock Market Index
12/31/2023		-	11.66	to	11.57	-	-	0.27	to	0.47	15.23	to	15.00
12/31/2022		-	10.12	to	10.06	-	-	0.27	to	0.47	(16.24)	to	(16.41)
12/31/2021		-	12.08	to	12.03	-	-	0.27	to	0.47	8.24	to	8.02
12/31/2020		-	11.16	to	11.14	-	-	0.27	to	0.47	10.88	to	10.66
12/31/2019	(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index
12/31/2023		-	15.22	to	15.09	-	-	0.27	to	0.47	25.61	to	25.36
12/31/2022		-	12.11	to	12.04	-	-	0.27	to	0.47	(19.81)	to	(19.97)
12/31/2021		-	15.11	to	15.04	-	-	0.27	to	0.47	25.30	to	25.05
12/31/2020		-	12.06	to	12.03	-	-	0.27	to	0.47	20.23	to	19.99
12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Voya Global Perspectives Class S Shares
12/31/2023		-	12.33	to	11.46	-	-	1.29	to	2.14	8.87	to	7.95
12/31/2022		-	11.33	to	10.62	-	-	1.29	to	2.14	(18.71)	to	(19.40)
12/31/2021		-	13.94	to	13.17	-	-	1.29	to	2.14	4.48	to	3.60
12/31/2020		-	13.34	to	12.71	-	-	1.29	to	2.14	14.31	to	13.34
12/31/2019		-	11.67	to	11.22	-	-	1.29	to	2.14	16.56	to	15.58
Voya Large Cap Value Class S Shares
12/31/2023		-	18.14	to	16.85	-	-	1.29	to	2.14	11.83	to	10.89
12/31/2022		-	16.22	to	15.19	-	-	1.29	to	2.14	(4.71)	to	(5.52)
12/31/2021		-	17.02	to	16.08	-	-	1.29	to	2.14	25.05	to	23.99
12/31/2020		-	13.61	to	12.97	-	-	1.29	to	2.14	4.61	to	3.73
12/31/2019		-	13.01	to	12.50	-	-	1.29	to	2.14	23.18	to	22.14
Voya Strategic Allocation Conservative Class S Shares
12/31/2023		-	12.31	to	11.44	-	-	1.29	to	2.14	10.14	to	9.21
12/31/2022		-	11.18	to	10.47	-	-	1.29	to	2.14	(17.76)	to	(18.45)
12/31/2021		-	13.59	to	12.84	-	-	1.29	to	2.14	7.51	to	6.60
12/31/2020		-	12.64	to	12.05	-	-	1.29	to	2.14	8.78	to	7.86
12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05
Voya Strategic Allocation Moderate Class S Shares
12/31/2023		-	14.02	to	13.02	-	-	1.29	to	2.14	14.30	to	13.34
12/31/2022		-	12.26	to	11.49	-	-	1.29	to	2.14	(19.38)	to	(20.06)
12/31/2021		-	15.21	to	14.37	-	-	1.29	to	2.14	12.10	to	11.15
12/31/2020		-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
Wanger Acorn
12/31/2023		-	23.54	to	22.68	-	-	0.45	to	0.90	21.19	to	20.65
12/31/2022		-	19.42	to	18.80	-	-	0.45	to	0.90	(33.76)	to	(34.06)
12/31/2021		-	29.32	to	28.51	-	-	0.45	to	0.90	8.41	to	7.92
12/31/2020		-	27.04	to	26.42	-	-	0.45	to	0.90	23.67	to	23.12
12/31/2019		-	21.87	to	21.46	-	-	0.45	to	0.90	30.51	to	29.93

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger International
12/31/2023	-	$14.91	to	$14.37	$-	-%	0.45%	to	0.90%	16.43%	to	15.91%
12/31/2022	-	12.81	to	12.40	-	-	0.45	to	0.90	(34.14)	to	(34.44)
12/31/2021	-	19.45	to	18.91	-	-	0.45	to	0.90	18.28	to	17.74
12/31/2020	-	16.44	to	16.06	-	-	0.45	to	0.90	13.85	to	13.34
12/31/2019	-	14.44	to	14.17	-	-	0.45	to	0.90	29.41	to	28.83

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Relative Value Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
DFA VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger Acorn	0.30%
Wanger International	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.